                    Metropolitan
                    Series Fund, Inc.

                    ------------------------------------------------------------

                                   June 1997
                                  Semiannual
                                      Report

                    ------------------------------------------------------------

METROPOLITAN SERIES FUND, INC.

CHAIRMAN'S LETTER

-------------------------------------------------------------------------------

Dear Investor:

We are pleased to present the June 30, 1997 Semiannual Report of the Metropolitan Series Fund, Inc. This Report begins with an overview of the U.S. and international economies during the first six months of 1997. Details for each Portfolio, including a listing of assets, investments, and Portfolio characteristics, follow:

 ECONOMIC REVIEW

------------------
The U.S. economy slowed in the second quarter, resulting in an average growth rate of 3.5% for the first half of 1997. This pace seems likely to continue in the second half, which may keep inflation concerns alive relating to "full employment."

Consumer fundamentals remained healthy, with spending expected to rebound to a level more in line with the growth in discretionary income. Capital spending, especially for computers and related equipment, continues to be strong. Inflation in the price of goods has been held in check by weakening demand overseas and the dollar's appreciation over the past two years.

U.S. STOCK MARKET
------------------

The U.S. stock market staged a strong recovery in the second quarter, leaving the major indices (e.g., the Standard & Poor's 500 Composite Stock Price Index(R)) up nearly 20% for the first half of 1997. With valuations now perhaps somewhat on the high side, further gains over the balance of the year are likely to be modest. Operating earnings of companies in the S&P 500 Index are expected to rise modestly in 1997, reflecting continuing improvement in productivity.

 U.S. BOND MARKET
------------------

The rates of long-term bonds are expected to remain within a tight trading range as long as there is a threat of the Federal Reserve raising short-term rates. Business cycle pressures have eased somewhat, but are likely to tighten in the second half of 1997. Inflation has remained remarkably stable. Technical factors in the bond market continued to be favorable, despite the sizable issuance of corporate bonds. U.S. bonds remain attractive in a global context. Despite recent price volatility, a stable-to-strong dollar remains in the interest of international monetary policy makers.

  INTERNATIONAL
     MARKETS
------------------

International markets were surprisingly buoyant in local currency terms during the period. However, U.S. dollar strength generally reduced total U.S. investment returns. Continental Europe continued to show economic acceleration. However, any event or trend seen as stalling this process could inhibit global investors.

Globally, the best-performing industries included savings and loan, pharmaceuticals, office equipment, soft drinks, and software. The worst performers were casinos, agriculture, and shipbuilding.

Sincerely,

/s/ David A. Levene

David A. Levene
Chairman and Chief Executive Officer

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
STATE STREET RESEARCH GROWTH PORTFOLIO

The Portfolio performed well in its fund category for the six-month period. Early in June, the Portfolio passed $2 billion in total net assets.

With its growth orientation, the Portfolio is invested in stocks of a number of companies which dominate their industries or are global market leaders. Fundamentals continued to improve in many of these companies, despite their historically high stock prices. Leading contributors to performance were science and technology, pharmaceuticals, and hospital supplies. Underperforming stocks were financial and energy companies. The manager has defensively increased the Portfolio's cash position in view of stock market valuations and volatility.

    INVESTMENT OBJECTIVE
To achieve long-term growth of capital and income and moderate current income.

   UNDERLYING INVESTMENTS
Invests primarily in common stocks that are believed to be of good quality or to have good growth potential or which are considered to be undervalued based on historical investment standards.

  PORTFOLIO COMPOSITION AS OF JUNE
              30, 1997
Net Assets          $2.1 billion

            COMPOSITION

    STATE STREET RESEARCH GROWTH
             PORTFOLIO
      TOP TEN EQUITY HOLDINGS

                                    % OF TOTAL
SECURITY                            NET ASSETS
--------                            ----------
BankAmerica Corp...................   3.23%
Du Pont (E.I.) de Nemours & Co.....   3.20%
Citicorp...........................   3.07%
Royal Dutch Petroleum Co...........   2.79%
General Electric Co................   2.57%
Coca-Cola Co.......................   2.46%
Schlumberger Ltd...................   2.45%
NationsBank, Inc...................   2.13%
Rohm & Haas Co.....................   2.10%
ACE Ltd............................   1.89%

Due to active management, there is
no guarantee that the Portfolio
currently invests or will continue
to invest in the securities or
industries listed.

                                     MDA-1

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
STATE STREET RESEARCH INCOME PORTFOLIO

The Portfolio outperformed its benchmark, the Lehman Brothers(R)
Government/Corporate Index, for the six-month period.

This above-average performance can be attributed, in part, to contributions from high-yield and foreign bond holdings. The manager also continued to actively manage the Portfolio's duration, or interest-rate sensitivity, to take advantage of price fluctuations caused by rate changes in the current bond trading range.

At the end of the period, the manager had reduced mortgage-backed holdings after some solid appreciation. Investment-grade corporate bonds were added for their relatively attractive values. The Portfolio continued to hold selective, small investments in high-yield and international bonds.

    INVESTMENT OBJECTIVE
To achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk and preservation of capital.

   UNDERLYING INVESTMENTS
Invests primarily in fixed-income, high-quality debt securities.

  PORTFOLIO COMPOSITION AS OF JUNE
              30, 1997
Net Assets              $380.6 million
Average Bond Quality    AA+

                                     MDA-2

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
METLIFE(/1/) MONEY MARKET PORTFOLIO

Near the end of March, the Federal Reserve Bank ended its 14-month period of stable rates by announcing its new targeted rate for Federal Funds--up a quarter of a point. Money market rates followed Fed Funds, then remained in a narrow trading range for the second quarter.

The Portfolio entered the first quarter of 1997 with a neutral outlook. Toward the middle of May, the manager recognized a period of lower yield volatility and extended the Portfolio's average maturity beyond IBC's (IBC Financial Data, Inc.) reported average maturity of 52 days to about 70 days. By targeting an average maturity of 70 days for the Portfolio, the manager intends to capture additional yield at a time when yield volatility seems range bound.

Throughout the first half of the year, the Portfolio maintained its investment policy of buying only tier-one, non-government credits, as well as Treasury Bills and Government Agency issues. There were no rating agency changes to any credits held by the Portfolio this quarter. In light of the recent default of Mercury Finance on its commercial paper, it's important to note that the Portfolio manager relies on ratings provided by Moody's and Standard & Poor's.

    INVESTMENT OBJECTIVE
To achieve the highest possible current income consistent with preservation of capital and maintenance of liquidity.

   UNDERLYING INVESTMENTS
Invests primarily in short-term money market instruments. INVESTMENT IN THIS PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT.

  PORTFOLIO COMPOSITION AS OF JUNE
              30, 1997
Net Assets          $41.8 million



(/1/) Effective August 1, 1997, State Street Research is the sub-investment manager of and has day-to-day investment responsibility for the Portfolio. Accordingly, the name has been changed to the State Street Research Money Market Portfolio.

                                     MDA-3

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

The Portfolio performed very well within its fund category over the six-month period. The Portfolio is invested in the stocks of companies which dominate their industries or are global market leaders. Fundamentals continued to improve in many of these growth companies, despite the historically high prices of their stocks. Leading industry performers were science and technology, pharmaceuticals, and hospital supplies. Underperforming stocks were financial and energy companies.

The bond segment of the Portfolio improved due, in part, to high-yield and foreign bonds and to changes made in the interest-rate sensitivity of holdings. The bond manager reduced mortgage-backed holdings after solid growth. Modest additions of attractive investment-grade corporate bonds were made.

The asset allocation for the Portfolio as of the end of the period was 54.7% equities, 38.0% fixed income and 7.3% short term obligations and other assets, close to the manager's guideline.

    INVESTMENT OBJECTIVE
To achieve a high total return while attempting to limit investment risk and preserve capital.

   UNDERLYING INVESTMENTS
Invests in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof.

  PORTFOLIO COMPOSITION AS OF JUNE
              30, 1997
Net Assets              $1.7 billion
Average Bond Quality    AA+

            COMPOSITION

 STATE STREET RESEARCH DIVERSIFIED
             PORTFOLIO
      TOP TEN EQUITY HOLDINGS

                                    % OF TOTAL
SECURITY                            NET ASSETS
--------                            ----------
BankAmerica Corp...................   1.91%
Du Pont (E.I.) de Nemours & Co.....   1.85%
Citicorp...........................   1.79%
Royal Dutch Petroleum Co...........   1.61%
General Electric Co................   1.51%
Schlumberger Ltd...................   1.42%
Coca-Cola Co.......................   1.41%
NationsBank, Inc...................   1.25%
Rohm & Haas Co.....................   1.24%
ACE Ltd............................   1.12%

Due to active management, there is
no guarantee that the Portfolio
currently invests or will continue
to invest in the securities or
industries listed.

                                     MDA-4

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

Finishing with significantly improved results in the second quarter, the Portfolio returned to positive performance for the six-month period. The stock market showed signs of reversing the trend of more declining issues over advances that had persisted for the past year. A number of individual Portfolio holdings in various sectors, which were depressed, began to revive: science and technology, business services, and the hotel and restaurant industries. The manager increased positions among business products and financial companies, while reducing energy holdings.

The Portfolio remains focused on company management, strong earnings growth, and attractive valuations. These are important factors in trying to balance the risks of investing in high growth stocks.

    INVESTMENT OBJECTIVE
To achieve maximum capital appreciation.

   UNDERLYING INVESTMENTS
Invests primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

  PORTFOLIO COMPOSITION AS OF JUNE
              30, 1997
Net Assets          $1.3 billion

            COMPOSITION

  STATE STREET RESEARCH AGGRESSIVE
          GROWTH PORTFOLIO
      TOP TEN EQUITY HOLDINGS

                                    % OF TOTAL
SECURITY                            NET ASSETS
--------                            ----------
Republic Industries, Inc...........   4.19%
HFS, Inc...........................   3.96%
U.S. Office Products Co............   2.82%
The Timberland Co..................   2.21%
Citicorp...........................   2.05%
Sanmina Holdings, Inc..............   1.83%
Caribiner International............   1.79%
USAirways Group, Inc...............   1.78%
Advanced Fibre Communications,
 Inc...............................   1.64%
Motorola, Inc......................   1.57%

Due to active management, there is
no guarantee that the Portfolio
currently invests or will continue
to invest in the securities or
industries listed.

                                     MDA-5

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO

In the first half of 1997, stocks in the S&P 500 Index continued their strong price appreciation. Gains in stock prices were underpinned by strong earnings growth. Earnings gains for companies in the S&P 500 Index were better than expected and reflected moderate U.S. economic growth, flat labor costs, and market share gains by U.S. companies in global markets. Rising prices for the S&P 500 stocks also reflected the remarkable absence of inflation during this period of economic growth. Finally, stock prices were helped by expectations of a capital gains tax cut and by a continuing flood of money into retirement savings plans.

    INVESTMENT OBJECTIVE
To equal the performance of the S&P 500 Index, adjusted to assume reinvestment of dividends.

   UNDERLYING INVESTMENTS
Invests in the common stock of companies which are included in the S&P 500
Index.

  PORTFOLIO COMPOSITION AS OF JUNE
              30, 1997
Net Assets          $1.6 billion

            COMPOSITION

   METLIFE STOCK INDEX PORTFOLIO
      TOP TEN EQUITY HOLDINGS

                                    % OF TOTAL
SECURITY                            NET ASSETS
--------                            ----------
General Electric Co................   3.11%
Coca-Cola Co.......................   2.44%
Exxon Corp.........................   2.24%
Microsoft Corp.....................   2.21%
Merck & Co., Inc...................   1.80%
Royal Dutch Petroleum Co...........   1.71%
Intel Corp.........................   1.69%
Philip Morris Cos., Inc............   1.62%
Procter & Gamble Co................   1.39%
International Business Machines
 Corp..............................   1.32%

There is no guarantee that the
Portfolio currently invests or will
continue to invest in the
securities or industries listed.

                                     MDA-6

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
GFM(/1/) INTERNATIONAL STOCK PORTFOLIO

The Portfolio achieved reasonable first half results, outperforming its benchmark, the Morgan Stanley Capital International(R) EAFE(R) Index. Asset allocation was tactical and productive. For example, the manager underweighted Japan early in the year, but was able to capture most of the currency and stock rally there in the second quarter, by using resources from the sale of investments in Continental Europe. Growing concerns about the European Monetary Union raised the risk profile of the already fully valued markets there.

The manager maintained a pro-growth bias. Individual stock selection was positive, with lower-than-average investments in the United Kingdom and smaller Asian markets.

    INVESTMENT OBJECTIVE
To achieve long-term growth of capital.

   UNDERLYING INVESTMENTS
Invests primarily in common stock and equity-related securities of non-United States companies.

  PORTFOLIO COMPOSITION AS OF JUNE
              30, 1997
Net Assets          $324.4 million

                                  COMPOSITION

    GFM(/1/) INTERNATIONAL STOCK
             PORTFOLIO
      TOP TEN EQUITY HOLDINGS

                                    % OF TOTAL
SECURITY                            NET ASSETS
--------                            ----------
Nomura Securities (Japan)..........   2.33%
Royal Dutch Petroleum
 (Netherlands).....................   1.77%
Novartis AG (Switzerland)..........   1.72%
Dai-Ichi Kangyo Bank (Japan).......   1.62%
Glaxo Wellcome PLC (United
 Kingdom)..........................   1.60%
British Petroleum Co. (United
 Kingdom)..........................   1.51%
Nippon Telephone & Telegraph
 (Japan)...........................   1.39%
ING Groep NV (Netherlands).........   1.28%
Nestle SA (Switzerland)............   1.27%
Unilever PLC (United Kingdom)......   1.24%

Due to active management, there is
no guarantee that the Portfolio
currently invests or will continue
to invest in the securities or
countries listed.


DIVERSIFICATION BY COUNTRY AND REGION AS
            OF JUNE 30, 1997
  BASED ON MARKET VALUE OF INVESTMENTS
               [PIE CHART]

(30.3%) Japan
 (0.7%) Other Americas
 (3.9%) Other Europe
 (4.2%) Other Asia/Pacific Basin
 (1.6%) South Korea
 (2.9%) Italy
 (3.2%) Spain
 (6.1%) Switzerland
 (6.1%) Netherlands
 (6.4%) Australia
 (9.5%) Germany
 (9.8%) France
(15.3%) United Kingdom

(/1/) Effective August 1, 1997, State Street Research is the sub-investment manager of the Portfolio. Accordingly, the name has been changed to the State Street Research International Stock Portfolio. GFM International Investors Limited is now the sub-sub-investment manager and continues to have day-to-day investment responsibility for the Portfolio.

                                     MDA-7

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

Demand for higher yielding securities was strong. High-yield emerging markets and convertible bonds continued to outperform the broader market. The Portfolio's exposure to all of these sectors had a positive impact on performance. Issue selection remains key in the Portfolio's structure.

Many of the recent additions to the Portfolio were in the Yankee sector (i.e., foreign issued but denominated in U.S. dollars). Latin America continues to benefit from sound economic policies and markets that today are more accessible to foreign investors, while Asian economies seem likely to overcome their current growing pains. The majority of the Portfolio's holdings are now evenly distributed between B and BB issues. The upside potential comes from the underlying fundamentals for the credits, which on the whole are improving. The outlook for low inflation and a growing economy would seem to bode well for the higher yielding issues in the Portfolio.

    INVESTMENT OBJECTIVE
To achieve high total investment return through a combination of current income and capital appreciation.

   UNDERLYING INVESTMENTS
Normally invests at least 65% of its assets in fixed-income securities of below-investment-grade quality.

  PORTFOLIO COMPOSITION AS OF JUNE
              30, 1997
Net Assets              $11.7 million
Average Bond Quality    BB

                                     MDA-8

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
JANUS MID CAP PORTFOLIO

Domestic equities posted dramatic gains during the second quarter. However, most major indices continued to be dominated by their larger equity components. Despite this environment, the Portfolio registered solid gains, advancing beyond the S&P MidCap 400 Index(R). A major market dichotomy has persisted for some time, with large stocks dominating their smaller counterparts. Numerous factors have contributed to this relative dominance, including a long stretch of above-average corporate earnings, an affinity among investors for liquidity, and large inflows of money chasing a limited number of stocks.

During the period, the manager remained true to his investment discipline. The Portfolio held a number of stocks that gained over 35%, including Fastenal, Papa John's, Premier Parks, Omnicare, and the Apollo Group. The fundamentals of these companies did not change during the period. However, the turnaround in market psychology rewarded companies with solid fundamentals and rapid earnings growth.

    INVESTMENT OBJECTIVE
To provide long-term growth of capital.

   UNDERLYING INVESTMENTS
Invests primarily in securities issued by medium-sized companies.

  PORTFOLIO COMPOSITION AS OF JUNE
              30, 1997
Net Assets          $26.2 million

            COMPOSITION

      JANUS MID CAP PORTFOLIO
      TOP TEN EQUITY HOLDINGS

                                     % OF TOTAL
SECURITY                             NET ASSETS
--------                             ----------
Fastenal Co. ......................    6.98%
Wetherspoon (J.D.) PLC.............    4.51%
Pizza Express PLC..................    4.26%
Petco Animal Supplies, Inc. .......    3.82%
Papa John's International, Inc.....    3.24%
HFS, Inc...........................    3.23%
Sofamor Danek Group, Inc...........    3.18%
Omnicare, Inc. ....................    2.95%
Teva Pharmaceutical Industries Ltd.
 ADR...............................    2.84%
Apollo Group, Inc. Cl. A...........    2.72%

Due to active management, there is
no guarantee that the Portfolio
currently invests or will continue
to invest in the securities or
industries listed.

                                     MDA-9

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

After a sluggish start, small cap stocks rebounded sharply. The broad stock market, as measured by the S&P 500 Index, performed almost as well. While there was no single catalyst for the advance, overall economic conditions remained outstanding, with consistently low inflation, solid and seemingly sustainable economic growth, and lower interest rates.

Strong asset growth pushed the Portfolio past $25 million in assets, which is large enough to efficiently implement its well-diversified strategy. The P/E ratio of the Portfolio is currently about 1.2 times the P/E ratio of the S&P 500 Index, which is reasonable for a portfolio of companies whose objective is growth in excess of the overall market. At quarter's end, the Portfolio held 5.6% in cash reserves.

All sectors of the Portfolio consistently advanced during the second quarter. Business services, technology, and media were the best sectors, with returns in excess of 20%. Laggards included the consumer related stocks, retailers, and resources, although even the worst sector was up 8%.

    INVESTMENT OBJECTIVE
To achieve long-term capital growth.

   UNDERLYING INVESTMENTS
Invests in small capitalization companies.

  PORTFOLIO COMPOSITION AS OF JUNE
              30, 1997
Net Assets          $26.5 million

            COMPOSITION

   T. ROWE PRICE SMALL CAP GROWTH
             PORTFOLIO
      TOP TEN EQUITY HOLDINGS

                                    % OF TOTAL
SECURITY                            NET ASSETS
--------                            ----------
Burr-Brown Corp....................   0.58%
Black Box Corp. ...................   0.58%
CKE Restaurants, Inc. .............   0.57%
CSG Systems International, Inc.....   0.57%
Rexall Sundown, Inc................   0.56%
COREstaff, Inc.....................   0.54%
Sybron International Corp. ........   0.53%
Blyth Industries, Inc..............   0.52%
Renaissance Solutions, Inc.........   0.51%
Tera Tech, Inc.....................   0.51%

Due to active management, there is
no guarantee that the Portfolio
currently invests or will continue
to invest in the securities or
industries listed.

                                    MDA-10

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
SCUDDER GLOBAL EQUITY PORTFOLIO

The second quarter was marked by the strong performance of several key themes and a shift toward a more conservative investment position.

Stocks representing the managers' "Darkside Restructuring" theme (which is concerned with the move from a high wage/inflexible cost environment to one of cost cutting, globalization of production, and access to global capital markets) were positive contributors to performance. Also contributing to performance were the emerging markets, particularly holdings in Brazil.

Although the managers have taken a more conservative stance in the Portfolio, they are still seeking out value in the global arena and believe that their processes will assist them in locating undervalued securities well before the market does.

    INVESTMENT OBJECTIVE
To achieve long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks, and debt securities convertible into common stocks.

   UNDERLYING INVESTMENTS
Invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. May also invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

  PORTFOLIO COMPOSITION AS OF JUNE
              30, 1997
Net Assets          $32.7 million

                                  COMPOSITION

  SCUDDER GLOBAL EQUITY PORTFOLIO
      TOP TEN EQUITY HOLDINGS

                                     % OF TOTAL
SECURITY                             NET ASSETS
--------                             ----------
Novartis AG (Switzerland)..........    2.17%
International Business Machines
 Corp. (United States).............    1.87%
Mannesmann AG (Germany)............    1.59%
Canon, Inc. (Japan)................    1.50%
Hoechst AG (Germany)...............    1.48%
Michelin Cl. B (France)............    1.45%
Skandia Foersaekrings AB (Sweden)..    1.44%
Nestle SA (Switzerland)............    1.42%
Daimler-Benz AG (Germany)..........    1.41%
Credit Suisse Group (Switzerland)..    1.37%

Due to active management, there is
no guarantee that the Portfolio
currently invests or will continue
to invest in the securities or
industries listed.


DIVERSIFICATION BY COUNTRY AND REGION AS
            OF JUNE 30, 1997
  BASED ON MARKET VALUE OF INVESTMENTS

               [PIE CHART]

(22.5%) United States
 (1.4%) Other Europe/Africa
 (2.7%) Other Asia/Pacific Basin
 (4.2%) Other Americas
 (2.4%) Netherlands
 (2.7%) Australia
 (3.6%) France
 (4.6%) Sweden
 (5.4%) Brazil
 (6.5%) Japan
(12.4%) Switzerland
(12.8%) United Kingdom
(18.8%) Germany

                                    MDA-11

-------------------------------------------------------------------------------





                               Semiannual Report

                                      of

                                 Metropolitan
                               Series Fund, Inc.


                                 June 30, 1997



-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH GROWTH PORTFOLIO
June 30, 1997 (unaudited)


                                                                Value
  Shares                           Issue                       (Note 1A)
---------------------------------------------------------------------------
COMMON STOCK: 94.0%
---------------------------------------------------------------------------
Aerospace: 2.7%
    474,800     Boeing Co.                                   $  25,194,075
    193,100     Raytheon Co.                                     9,848,100
    241,900     United Technologies Corp.                       20,077,700
                                                             --------------
                                                                55,119,875
---------------------------------------------------------------------------
Automotive: 1.0%
    360,200     General Motors Corp.                            20,058,637
---------------------------------------------------------------------------
Banking: 10.6%
    682,500     Ahmanson (H.F.) & Co.                           29,347,500
  1,027,800     BankAmerica Corp.                               66,357,338
    523,500     Citicorp                                        63,114,469
    679,100     NationsBank Corp.                               43,801,950
    252,100    *Washington Mutual, Inc.                         15,070,853
                                                             --------------
                                                               217,692,110
---------------------------------------------------------------------------
Broadcasting: 2.3%
    640,100     Time Warner, Inc.                               30,884,825
    816,300    *U.S. West, Inc.-Media Group                     16,530,075
                                                             --------------
                                                                47,414,900
---------------------------------------------------------------------------
Business Services: 0.4%
    124,300     HBO & Co.                                        8,561,162
---------------------------------------------------------------------------
Chemicals: 6.5%
    113,800     Dow Chemical Co.                                 9,914,825
  1,045,200     Du Pont (E.I.) de Nemours & Co.                 65,716,950
    354,200     Monsanto Co.                                    15,252,738
    478,100     Rohm & Haas Co.                                 43,058,881
                                                             --------------
                                                               133,943,394
---------------------------------------------------------------------------
Cosmetics: 1.3%
    366,300     Avon Products, Inc.                             25,847,044
---------------------------------------------------------------------------
Drugs & Health Care: 6.3%
    466,000     Bristol-Myers Squibb Co.                        37,746,000
    310,920     Lilly (Eli) & Co.                               33,987,443
    309,544    *Novartis AG ADR                                 24,778,781
    281,700     Pfizer, Inc.                                    33,663,150
                                                             --------------
                                                               130,175,374
---------------------------------------------------------------------------
Electrical Equipment: 4.1%
    807,000     General Electric Co.                            52,757,625
    462,200     Tyco International Ltd.                         32,151,787
                                                             --------------
                                                                84,909,412
---------------------------------------------------------------------------
Electronics: 6.6%
    278,070    *Ericsson (L. M.) Telephone Co. ADR Cl. B        10,957,696
    171,200    *Intel Corp.                                     24,240,850
    288,600    *LSI Logic Corp.                                  9,235,200
    143,100    *Lucent Technologies, Inc.                       10,312,144
    482,000     Motorola, Inc.                                  36,632,000
    129,300     Perkin-Elmer Corp.                              10,287,431
    534,600    *Teradyne, Inc.                                  20,983,050
    164,300     Texas Instruments, Inc.                         13,811,469
                                                             --------------
                                                               136,459,840
---------------------------------------------------------------------------
Entertainment & Leisure: 1.0%
    246,041     Disney (Walt) Co.                               19,744,790
---------------------------------------------------------------------------
Financial Services: 1.7%
    544,866     Travelers Group, Inc.                           34,360,612
---------------------------------------------------------------------------
Food & Beverages: 4.0%
    747,200     Coca-Cola Co.                                   50,436,000
    679,700     Heinz (H.J.) Co.                                31,351,162
                                                             --------------
                                                                81,787,162
---------------------------------------------------------------------------
Forest Products & Paper: 2.1%
    591,700     James River Corp.                               21,892,900
    424,000     Weyerhaeuser Co.                                22,048,000
                                                             --------------
                                                                43,940,900
---------------------------------------------------------------------------
Hospital Management: 2.3%
    804,600     Columbia/HCA Healthcare Corp.                   31,630,837
    494,600     Tenet Healthcare Corp.                          14,621,613
                                                             --------------
                                                                46,252,450
---------------------------------------------------------------------------
Hospital Supply: 4.0%
    710,000     Baxter International, Inc.                      37,097,500
    438,300    *Boston Scientific Corp.                         26,928,056
    109,700     Guidant Corp.                                    9,324,500
    130,200    *Pacificare Health Systems, Inc. Cl. B            8,312,456
                                                             --------------
                                                                81,662,512
---------------------------------------------------------------------------
Hotel & Motel: 1.4%
    161,400    *HFS, Inc.                                        9,361,200
    767,500    *Mirage Resorts, Inc.                            19,379,375
                                                             --------------
                                                                28,740,575
---------------------------------------------------------------------------
Household Products: 1.2%
    167,600     Procter & Gamble Co.                            23,673,500
---------------------------------------------------------------------------
Insurance: 4.7%
    526,700     ACE Ltd.                                        38,909,962
    146,600     Aetna, Inc.                                     15,008,175
    124,400     General Re Corp.                                22,640,800
    260,000     St. Paul Cos., Inc.                             19,825,000
                                                             --------------
                                                                96,383,937
---------------------------------------------------------------------------

                                     MSF-1

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH GROWTH PORTFOLIO
June 30, 1997 (unaudited)

                                                                 Value
  Shares                           Issue                       (Note 1A)
---------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------------------
Metals-Aluminum: 2.0%
    179,400     Aluminum Co. of  America                     $  13,522,275
    372,900     Reynolds Metals Co.                             26,569,125
                                                             --------------
                                                                40,091,400
---------------------------------------------------------------------------
Metals-Steel & Iron: 0.6%
    502,200     British Steel Corp. PLC ADR                     12,680,550
---------------------------------------------------------------------------
Office & Business Equipment: 4.6%
    262,000    *Cisco Systems, Inc.                             17,594,937
    283,100    *COMPAQ Computer Corp.                           28,097,675
    173,200     Diebold, Inc.                                    6,754,800
    434,100     Hewlett-Packard Co.                             24,309,600
    200,600     International Business Machines Corp.           18,091,613
                                                             --------------
                                                                94,848,625
---------------------------------------------------------------------------
Oil: 1.7%
    687,640     TOTAL Cl. B ADS                                 34,811,775
---------------------------------------------------------------------------
Oil & Gas Exploration: 1.0%
    208,300     ENI SPA ADR                                     11,768,950
    543,900    *Seagull Energy Corp.                             9,518,250
                                                             --------------
                                                                21,287,200
---------------------------------------------------------------------------
Oil-Domestic: 2.2%
    739,200     Oryx Energy Co.                                 15,615,600
    772,600     Unocal Corp.                                    29,986,538
                                                             --------------
                                                                45,602,138
---------------------------------------------------------------------------
Oil-International: 2.8%
  1,054,800     Royal Dutch Petroleum Co.                       57,354,750
---------------------------------------------------------------------------
Oil-Services: 3.3%
    350,100    *Ensco International, Inc.                       18,467,775
    402,300     Schlumberger Ltd.                               50,287,500
                                                             --------------
                                                                68,755,275
---------------------------------------------------------------------------
Pollution Control: 0.2%
    111,500    *USA Waste Services, Inc.                         4,306,688
---------------------------------------------------------------------------
Retail Grocery: 1.5%
  1,054,400    *Kroger Co.                                      30,577,600
---------------------------------------------------------------------------
Retail Trade: 5.9%
    428,000     Circuit City Stores, Inc.                       15,220,750
    536,300     CVS Corp.                                       27,485,375
    550,900     Rite Aid Corp.                                  27,476,138
    763,100    *Staples, Inc.                                   17,694,381
    952,400    *Toys 'R Us, Inc.                                33,334,000
                                                             --------------
                                                               121,210,644
---------------------------------------------------------------------------
Software: 0.3%
     52,600    *Microsoft Corp.                                  6,652,256
---------------------------------------------------------------------------
Tobacco: 1.8%
    846,000     Philip Morris Cos., Inc.                        37,541,250
---------------------------------------------------------------------------
Transportation-Railroad: 0.5%
    222,900     Canadian National Railway Co.                    9,751,875
---------------------------------------------------------------------------
Utilities-Electric: 1.4%
    388,100     FPL Group, Inc.                                 17,876,856
    324,400    *WorldCom, Inc.                                  10,370,663
                                                             --------------
                                                                28,247,519
                                                             --------------
                TOTAL COMMON STOCK
                (Cost: $1,494,401,018) ....................  1,930,447,731
                                                             --------------

---------------------------------------------------------------------------
   Face                               Interest    Maturity       Value
  Amount                Issue           Rate        Date       (Note 1A)
---------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 5.8%
---------------------------------------------------------------------------
$37,369,000     Beneficial Corp.         5.530%     7/08/97   $ 37,369,000
 36,381,000     Chevron Oil Finance
                Co.                      5.500%     7/03/97     36,381,000
  2,203,000     Ford Motor Credit Co.    5.500%     7/01/97      2,203,000
 18,962,000     General Electric
                Capital Corp.            5.550%     7/08/97     18,962,000
  5,935,000     Household Finance
                Corp.                    5.570%     7/11/97      5,935,000
 18,697,000     Household Finance
                Corp.                    5.460%     7/01/97     18,697,000
                                                             --------------
                TOTAL SHORT TERM OBLIGATIONS
                (Cost: $119,547,000) ......................    119,547,000
                                                             --------------
---------------------------------------------------------------------------
                TOTAL INVESTMENTS: 99.8%
                (Cost: $1,613,948,018) ....................  2,049,994,731
                OTHER ASSETS LESS LIABILITIES: 0.2%........      3,547,686
                                                             --------------
                TOTAL NET ASSETS: 100.0%................... $2,053,542,417
                                                             ==============
---------------------------------------------------------------------------

                        *Non-income producing security.
 ADR (American depository receipt) represents ownership of foreign securities.
                      See Notes to Financial Statements.

                                     MSF-2

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH INCOME PORTFOLIO
June 30, 1997 (unaudited)


    Face                                       Interest     Maturity        Value
   Amount                    Issue               Rate         Date        (Note 1A)
---------------------------------------------------------------------------------------
CORPORATE BONDS: 39.3%
---------------------------------------------------------------------------------------
Banking: 6.4%
$  1,900,000       Advanta Master Trust II
                   1995-F A1                      6.050%    8/01/00-03  $    1,869,125
   2,775,000       American Express Master
                   Trust 96-1 A                   6.800%       5/15/01       2,798,393
   3,950,000      +Bank of New York 144A          7.780%   12/01/06-26       3,837,544
   2,500,000      +BankAmerica Institutional
                   Capital 144A                   7.700%   12/31/06-26       2,403,850
   3,800,000       Capital One Bank Sr.           7.080%      10/30/01       3,815,086
   1,000,000       NationsBank Master Trust
                   1995-1 A                       6.450%       8/15/00         998,750
   1,400,000       NB Capital Trust               8.250%    4/15/07-27       1,434,636
   1,900,000       Prime Credit Card Master
                   Trust 1995 1-A                 6.750%       8/02/02       1,893,464
   3,200,000       Standard Credit Card
                   Master Trust 1991-3A           8.875%       7/07/98       3,284,992
   1,950,000      +Wells Fargo Capital
                   Securities 144A                7.730%   12/01/06-26       1,868,763
                                                                        ---------------
                                                                            24,204,603
---------------------------------------------------------------------------------------
Collateralized Mortgage Obligations: 5.5%
   2,025,000       Amresco Commercial
                   Mortgage Sec. 97-C1 A1 SEQ     6.730%    6/17/02-29       2,025,316
   2,800,000       Chase Commercial Mortgage
                   Sec. 1997-1 A1                 7.270%    6/01/02-29       2,848,125
   1,414,178       Countrywide Series 1993-E
                   A-1 PAC                        6.500%    1/25/97-24       1,411,968
   3,650,000      +DeBartolo Capital
                   Partnership A-2 144A           7.480%       5/01/04       3,737,846
   3,700,824       General Electric Capital
                   Mortgage Services 1994-13
                   A-7 TAC                        6.500%    4/25/04-24       3,536,581
   1,902,402       General Electric Capital
                   Mortgage Services 1994-21
                   A-SEQ                          6.500%    8/25/01-09       1,863,745
   1,618,425       Prudential Home Loan
                   Mortgage Series 93-29
                   A-6 PAC                        6.750%    8/25/98-08       1,617,907
   2,750,000       Residential Funding Corp.
                   93-S37 A-3 SEQ                 6.400%   10/25/01-23       2,694,120
   1,179,331       Residential Funding Corp.
                   93-S25 A1 PAC                  6.500%    7/25/98-08       1,173,800
                                                                        ---------------
                                                                            20,909,408
---------------------------------------------------------------------------------------
Financial Services: 14.0%
   2,275,000      +Allmerica Financial Corp.
                   Capital Trust 144A             8.207%       2/03/27       2,319,294
   2,575,000       Allmerica Financial Corp.
                   Sr. Note                       7.625%      10/15/25       2,526,230
   1,900,000       Arcadia Auto Trust 97-B
                   A5 SEQ                         6.700%    2/15/00-05       1,907,125
   1,800,000       Associates Corp. of North
                   America                        6.750%       7/15/01       1,804,392
   2,800,000       Associates Corp. of North
                   America                        6.375%      10/15/02       2,740,724
   3,775,000       Associates Corp. of North
                   America Note                   6.700%       5/29/01       3,790,176
   3,925,000       Banc One Auto Grantor
                   Trust 97-A A                   6.270%   11/20/99-03       3,924,608
   1,200,000       Beneficial Corp.               9.125%       2/15/98       1,221,864
   1,875,000       Cigna Corp. Deb.               7.875%       5/15/27       1,895,531
   1,800,000       CIT Group Holdings, Inc.       6.700%       5/28/01       1,802,790
   1,225,000       Commercial Credit Group,
                   Inc.                           6.750%       5/15/00       1,230,562
   3,800,000       Fleet Mortgage Group, Inc.     7.060%       7/26/02       3,777,314
   3,800,000       Ford Credit Auto Loan
                   Master Trust 95-1              6.500%       8/15/00       3,786,928
   1,025,000       GE Global Insurance
                   Holding Corp.                  7.000%       2/15/26         974,058
   1,600,000       General Motors Acceptance
                   Corp. Deb.                     7.850%      11/17/97       1,610,496
   1,800,000       General Motors Acceptance
                   Corp.                          7.050%       2/02/98       1,809,432
   1,700,000       Household Finance Co.          6.750%       6/01/00       1,707,429
   3,750,000       Household Finance Co.          7.125%       5/30/02       3,786,938
   1,500,000       PennCorp Financial Group
                   Sr. Sub.                       9.250%   12/15/98-03       1,590,000
   3,357,339      +Railcar Leasing 1997-1 A1
                   SEQ 144A                       6.750%    7/15/02-06       3,332,159
   2,000,000       Sears Credit Account
                   Master Trust II 1995-2         8.100%    6/15/00-04       2,064,360
   3,650,000      +Zurich Capital Trust 144A      8.376%    6/01/07-37       3,771,910
                                                                        ---------------
                                                                            53,374,320
---------------------------------------------------------------------------------------

                                     MSF-3

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH INCOME PORTFOLIO
June 30, 1997 (unaudited)


    Face                                       Interest     Maturity        Value
   Amount                    Issue               Rate         Date        (Note 1A)
---------------------------------------------------------------------------------------
CORPORATE BONDS: (CONTINUED)
---------------------------------------------------------------------------------------
Government Sponsored: Federally Chartered: 1.5%
$  1,500,000       Big Rivers Electric
                   Cooperative Trust             10.700%    9/15/97-17  $    1,591,920
     825,000       Cajun Electric Power
                   Cooperative Trust              9.520%    3/15/98-19         881,257
   2,900,000       Deseret Generation
                   Cooperative Trust             10.110%   12/15/97-17       3,093,169
                                                                        ---------------
                                                                             5,566,346
---------------------------------------------------------------------------------------
Industrials: 7.5%
   1,000,000       Chevron Corp. Profit
                   Sharing Amort.                 8.110%   12/01/01-04       1,046,980
   2,600,000       Columbia/HCA Healthcare
                   Corp.                          6.870%       9/15/03       2,596,360
   2,300,000      +Electronic Data Systems
                   Corp. 144A                     6.850%       5/15/00       2,316,951
   1,000,000       HEALTHSOUTH Corp. Sr. Sub.     9.500%    4/01/98-00       1,050,000
   1,500,000      +K-III Communications 144A
                   Sr.                            8.500%    2/01/01-06       1,500,000
   2,000,000       Koppers Industries Sr.         8.500%    2/01/99-04       1,995,000
   1,000,000       Lear Seating Corp. Sr.
                   Sub.                          11.250%    7/15/97-00       1,001,250
   1,500,000       Lear Seating Corp. Sub.        8.250%    2/01/98-02       1,522,500
   1,925,000       Loews Corp. Sr.                6.750%      12/15/06       1,852,697
   1,950,000       Oracle Corp. Sr.               6.910%       2/15/07       1,906,223
   1,400,000       Oryx Energy Co.                8.125%      10/15/05       1,430,842
   1,000,000       Paging Network Sr. Sub.        8.875%    2/01/99-06         910,000
   1,000,000       Paging Network, Inc.          10.000%   10/15/01-08         971,250
   2,300,000       Tenet Healthcare Corp.
                   Sr.                            8.000%       1/15/05       2,305,750
   2,550,000      +Tosco Corp. 144A               7.800%       1/01/27       2,582,462
   3,800,000       Viacom, Inc. Sr.               7.750%       6/01/05       3,771,234
                                                                        ---------------
                                                                            28,759,499
---------------------------------------------------------------------------------------
Miscellaneous: 1.7%
   3,500,000       Darden Restaurants, Inc.       7.125%       2/01/16       3,104,465
   2,875,000       Tele-Communications, Inc.
                                                  9.800%       2/01/12       3,290,696
                                                                        ---------------
                                                                             6,395,161
---------------------------------------------------------------------------------------
Utilities-Electric: 2.7%
$  3,500,000       Arizona Public Service
                   Sr.                            6.750%      11/15/06  $    3,415,335
   2,850,000      +Edison Mission Energy
                   Funding 144A                   7.330%    9/15/05-08       2,842,961
   3,900,000       Southern California
                   Edison Co.                     6.500%       6/01/01       3,871,179
                                                                        ---------------
                                                                            10,129,475
                   TOTAL CORPORATE BONDS
                   (Cost: $150,093,932) ..............................     149,338,812
                                                                        ---------------
---------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS: 5.2%
---------------------------------------------------------------------------------------
     700,897       Federal Home Loan
                   Mortgage Corp.                 9.000%      12/01/09         740,161
   2,600,000       Federal Home Loan
                   Mortgage Corp.                 7.240%    5/15/98-02       2,599,194
   4,075,000       Federal Home Loan
                   Mortgage Corp.                 7.500%       7/17/12       4,137,398
      60,747       Federal National Mortgage
                   Assoc.                         7.750%       4/01/08          61,731
     124,651       Federal National Mortgage
                   Assoc.                         8.000%       6/01/08         128,595
     144,322       Federal National Mortgage
                   Assoc.                         9.000%       4/01/16         152,619
     368,272       Federal National Mortgage
                   Assoc.                         8.500%       9/01/09         383,327
     474,460       Federal National Mortgage
                   Assoc.                         7.750%       9/01/06         481,838
     653,277       Federal National Mortgage
                   Assoc.                         7.750%       3/01/08         663,867
     937,433       Federal National Mortgage
                   Assoc.                         8.500%       2/01/09         978,455
   1,085,782       Federal National Mortgage
                   Assoc.                         8.250%       7/01/08       1,120,103
   3,520,057       Government National
                   Mortgage Assoc.                8.000%      11/15/17       3,649,631
     287,062       Government National
                   Mortgage Assoc. ARM            7.500%       5/15/07         290,601
   4,500,291       Government National
                   Mortgage Assoc. ARM            6.500%       5/15/09       4,450,337
                                                                        ---------------
                   TOTAL FEDERAL AGENCY OBLIGATIONS
                   (Cost: $19,918,831) ...............................      19,837,857
                                                                        ---------------
---------------------------------------------------------------------------------------

                                     MSF-4

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH INCOME PORTFOLIO
June 30, 1997 (unaudited)

    Face                                       Interest     Maturity        Value
   Amount                    Issue               Rate         Date        (Note 1A)
---------------------------------------------------------------------------------------
FEDERAL TREASURY OBLIGATIONS: 37.5%
---------------------------------------------------------------------------------------
$  3,350,000       U.S. Treasury Bond            12.000%    8/15/08-13  $    4,715,661
   3,875,000       U.S. Treasury Bond             9.875%      11/15/15       5,095,625
  14,800,000       U.S. Treasury Bond             6.250%       8/15/23      13,701,544
  19,150,000       U.S. Treasury Bond             8.125%       8/15/21      21,929,813
   3,766,348       U.S. Treasury Inflation
                   Indexed Note                   3.375%       1/15/07       3,675,729
   1,825,000       U.S. Treasury Note             5.875%      10/31/98       1,823,011
   6,875,000       U.S. Treasury Note             5.125%       6/30/98       6,832,031
   8,050,000       U.S. Treasury Note             7.125%       9/30/99       8,214,784
  13,025,000       U.S. Treasury Note             6.500%       8/15/05      12,988,400
  21,550,000       U.S. Treasury Note             6.750%       5/31/99      21,799,117
  38,850,000       U.S. Treasury Note             7.875%      11/15/04      41,927,696
                                                                        ---------------
                   TOTAL FEDERAL TREASURY OBLIGATIONS
                   (Cost: $142,971,301) ..............................     142,703,411
                                                                        ---------------
---------------------------------------------------------------------------------------
FOREIGN OBLIGATIONS: 4.7%
---------------------------------------------------------------------------------------
   6,300,000       Australian Government         10.000%      10/15/07       5,757,035
   3,275,000       Canadian Government            0.010%      10/16/97       2,354,694
   6,675,000       New Zealand                   10.000%       3/15/02       5,106,683
   2,625,000       UK Treasury                    8.500%      12/07/05       4,759,379
                                                                        ---------------
                   TOTAL FOREIGN OBLIGATIONS
                   (Cost: $17,793,416) ...............................      17,977,791
                                                                        ---------------
---------------------------------------------------------------------------------------
YANKEE BONDS: 6.0%
---------------------------------------------------------------------------------------
   1,900,000      +British Aerospace
                   Finance, Inc. 144A             7.500%       7/01/27       1,894,205
   1,900,000       City of Naples Note            7.520%    7/15/01-06       1,943,852
   3,800,000      +DR Investments 144A Sr.
                   Note                           7.100%       5/15/02       3,827,512
   6,150,000       Hydro Quebec Deb. Ser. HS      9.400%       2/01/21       7,297,221
   1,500,000       Province of Manitoba Deb.
                   Ser. CD                        9.250%       4/01/20       1,798,575
   1,500,000       Province of Manitoba
                   Global Notes                   6.750%       3/01/03       1,497,795
   1,925,000       Southern Investments UK
                   Sr. Note                       6.375%      11/15/01       1,888,887
   2,550,000       Talisman Energy Deb.           7.125%       6/01/07       2,525,979
                                                                        ---------------
                   TOTAL YANKEE BONDS
                   (Cost: $22,810,491) ...............................      22,674,026
                                                                        ---------------
---------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 7.1%
---------------------------------------------------------------------------------------
   3,295,000       American Express Credit
                   Corp.                          5.500%       7/01/97       3,295,000
   9,978,000       Chevron Oil Finance Co.        5.440%       7/08/97       9,978,000
     192,000       Ford Motor Credit Co.          5.580%       7/02/97         192,000
   2,992,000       Ford Motor Credit Co.          5.500%       7/01/97       2,992,000
   4,487,000       General Electric Capital
                   Corp.                          5.500%       7/17/97       4,487,000
   2,740,000       General Electric Capital
                   Corp.                          5.620%       7/07/97       2,740,000
   3,493,000       Household Finance Crp.         5.520%       7/17/97       3,493,000
                                                                        ---------------
                   TOTAL SHORT TERM OBLIGATIONS
                   (Cost: $27,177,000) ...............................      27,177,000
                                                                        ---------------
---------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS: 99.8%
                   (Cost: $380,764,971) ..............................     379,708,897

                   OTHER ASSETS LESS LIABILITIES: 0.2%................         924,253
                                                                        ---------------
                   TOTAL NET ASSETS: 100.0%...........................  $  380,633,150
                                                                        ===============
---------------------------------------------------------------------------------------

                          +Restricted Securities see note 2.

Additional information on restricted securities as follows:

                                   Acquisition       Acquisition        Valuation as of
            Issue                      Date             Cost             June 30, 1997
            -----                      ----             ----             -------------
Allmerica Financial Corp.
Capital Trust 144A............       1/29/97         $   2,275,000       $   2,319,294
Bank of New York  144A........       12/11/96            3,866,121           3,837,544
BankAmerica Institutional
Capital. 144A.................       11/26/96            2,473,850           2,403,850
British Aerospace Finanace,
Inc. 144A.....................       6/26/97             1,885,883           1,894,205
DeBartolo Capital Partnership
A-2 144A......................  11/16/95-11/20/96        3,835,383           3,737,846
DR Investments 144A Sr.
Note..........................        5/6/97             3,797,834           3,827,512
Edison Mission Energy Funding
144A..........................        1/7/97             2,836,890           2,842,961
Electronic Data Systems Corp.
144A..........................       5/19/95             3,297,393           2,316,951
K-III Communications Corp.
144A Sr.......................       1/22/96             1,506,875           1,500,000
RailcarLeasing 1997-1 A1 144A
SEQ...........................        4/1/97             3,309,864           3,332,159
Tosco Corp. 144A..............       3/20/97             2,534,343           2,582,462
Wells Fargo Capital
Securities 144A...............        4/9/97             1,802,171           1,868,763
Zurich Capital Trust 144A.....       6/18/97             3,804,194           3,771,910

The aggregate value of restricted securities at June 30, 1997 was $36,235,457 or 9.52% of the Income Portfolio's net assets.

                      See Notes to Financial Statements.

                                     MSF-5

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
METLIFE MONEY MARKET PORTFOLIO
June 30, 1997 (unaudited)


   Face                                         Interest      Maturity       Value
  Amount                     Issue                Rate          Date       (Note 1A)
---------------------------------------------------------------------------------------
BANK NOTE: 4.8%
---------------------------------------------------------------------------------------
$ 2,000,000      Wachovia Bank Corp.               6.100%        4/06/98  $  1,998,544
                                                                          -------------
                 TOTAL BANK NOTE
                 (Cost: $1,998,544) ...................................      1,998,544
                                                                          -------------
---------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: 4.8%
---------------------------------------------------------------------------------------
  2,000,000      Morgan Guaranty Trust Co.         5.780%        8/05/97     2,000,358
                                                                          -------------
                 TOTAL CERTIFICATES OF DEPOSIT
                 (Cost: $2,000,358) ...................................      2,000,358
                                                                          -------------
---------------------------------------------------------------------------------------
COMMERCIAL PAPER: 66.4%
---------------------------------------------------------------------------------------
  2,000,000      American Express Credit Corp.     5.530%        7/28/97     1,991,705
  2,000,000      Bell Atlantic Financial
                 Services                          5.540%        7/10/97     1,997,230
  2,000,000      Campbell Soup Co.                 5.240%        8/19/97     1,985,736
  2,000,000      CIT Group Holdings, Inc.          5.540%        8/11/97     1,987,381
  1,900,000      Deere & Co.                       5.500%        7/25/97     1,893,033
  2,000,000      Dow Chemical Co.                  5.500%        7/11/97     1,996,944
  2,000,000      Ford Motor Credit Co.             5.540%        7/07/97     1,998,153
  2,000,000      Gannett, Inc.                     5.500%        8/08/97     1,988,389
  2,000,000      General Electric Capital Corp.    5.550%        8/04/97     1,989,517
  2,000,000      Paccar Financial Corp.            5.500%        7/21/97     1,993,889
  2,000,000      Penney (J.C.) Funding Corp.       5.540%        7/28/97     1,991,690
  2,000,000      PepsiCo, Inc.                     5.480%        7/15/97     1,995,738
  2,000,000      Toys 'R Us, Inc.                  5.500%        7/07/97     1,998,167
  2,000,000      Xerox Credit Corp.                5.510%        7/18/97     1,994,796
                                                                          -------------
                 TOTAL COMMERCIAL PAPER
                 (Cost: $27,802,368) ..................................     27,802,368
                                                                          -------------
---------------------------------------------------------------------------------------
CORPORATE NOTE: 4.8%
---------------------------------------------------------------------------------------
  2,000,000      Associates Corp. of North
                 America                           6.625%        5/15/98     2,007,904
                                                                          -------------
                 TOTAL CORPORATE NOTE
                 (Cost: $2,007,904) ...................................      2,007,904
                                                                          -------------
---------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS: 13.8%
---------------------------------------------------------------------------------------
    500,000      Federal Home Loan Bank            6.000%        7/01/97       500,000
  2,100,000      Federal Home Loan Mortgage
                 Corp.                             5.400%        7/09/97     2,097,480
  1,200,000      Federal National Mortgage
                 Assoc.                            5.390%        7/10/97     1,198,383
  2,000,000      Federal National Mortgage
                 Assoc.                            5.890%        5/21/98     1,998,089
                                                                          -------------
                 TOTAL FEDERAL AGENCY OBLIGATIONS
                 (Cost: $5,793,952) ...................................      5,793,952
                                                                          -------------
---------------------------------------------------------------------------------------
FEDERAL TREASURY OBLIGATIONS: 4.7%
---------------------------------------------------------------------------------------
  2,000,000      United States Treasury Bills      5.245%       12/11/97     1,952,503
                                                                          -------------
                 TOTAL FEDERAL TREASURY OBLIGATIONS
                 (Cost: $1,952,503) ...................................      1,952,503
                                                                          -------------
---------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS: 99.3%
                 (Cost: $41,555,629) ..................................     41,555,629

                 OTHER ASSETS LESS LIABILITIES: 0.7%...................        284,514
                                                                          -------------
                 TOTAL NET ASSETS: 100.0%..............................   $ 41,840,143
                                                                          =============
---------------------------------------------------------------------------------------

                       See Notes to Financial Statements

                                     MSF-6

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
June 30, 1997 (unaudited)

                                                                            Value
   Shares                                Issue                            (Note 1A)
--------------------------------------------------------------------------------------
COMMON STOCK: 54.7%
--------------------------------------------------------------------------------------
Aerospace: 1.6%
     230,800       Boeing Co.                                          $    12,246,825
      94,300       Raytheon Co.                                              4,809,300
     118,900       United Technologies Corp.                                 9,868,700
                                                                       ---------------
                                                                            26,924,825
--------------------------------------------------------------------------------------
Automotive: 0.6%
     175,000       General Motors Corp.                                      9,745,313
--------------------------------------------------------------------------------------
Banking: 6.2%
     331,700       Ahmanson (H.F.) & Co.                                    14,263,100
     509,800       BankAmerica Corp.                                        32,913,963
     254,900       Citicorp                                                 30,731,381
     333,400       NationsBank, Inc.                                        21,504,300
     122,300      *Washington Mutual, Inc.                                   7,311,247
                                                                       ---------------
                                                                           106,723,991
--------------------------------------------------------------------------------------
Broadcasting: 1.3%
     311,000       Time Warner, Inc.                                        15,005,750
     397,000      *U.S. West, Inc.-Media Group                               8,039,250
                                                                       ---------------
                                                                            23,045,000
--------------------------------------------------------------------------------------
Business Services: 0.2%
      60,400       HBO & Co.                                                 4,160,050
--------------------------------------------------------------------------------------
Chemicals: 3.8%
      57,300       Dow Chemical Co.                                          4,992,263
     507,600       Du Pont (E.I.) de Nemours & Co.                          31,915,350
     172,200       Monsanto Co.                                              7,415,363
     237,300       Rohm & Haas Co.                                          21,371,831
                                                                       ---------------
                                                                            65,694,807
--------------------------------------------------------------------------------------
Cosmetics: 0.7%
     182,400       Avon Products, Inc.                                      12,870,600
--------------------------------------------------------------------------------------
Drugs & Health Care: 3.7%
     226,500       Bristol-Myers Squibb Co.                                 18,346,500
     150,946       Lilly (Eli) & Co.                                        16,500,285
     153,618      *Novartis AG ADR                                          12,297,013
     139,200       Pfizer, Inc.                                             16,634,400
                                                                       ---------------
                                                                            63,778,198
--------------------------------------------------------------------------------------
Electrical Equipment: 2.4%
     398,600       General Electric Co.                                     26,058,475
     224,800       Tyco International Ltd.                                  15,637,650
                                                                       ---------------
                                                                            41,696,125
--------------------------------------------------------------------------------------
Electronics: 3.9%
     135,120      *Ericsson (L. M.) Telephone Co. ADR Cl. B                  5,324,573
      83,300      *Intel Corp.                                              11,794,759
     140,100      *LSI Logic Corp.                                           4,483,200
      69,600      *Lucent Technologies, Inc.                                 5,015,550
     234,400       Motorola, Inc.                                           17,814,400
      62,900       Perkin-Elmer Corp.                                        5,004,481
     259,800      *Teradyne, Inc.                                           10,197,150
      79,900       Texas Instruments, Inc.                                   6,716,594
                                                                       ---------------
                                                                            66,350,707
--------------------------------------------------------------------------------------
Entertainment & Leisure: 0.6%
     121,635       Disney (Walt) Co.                                         9,761,209
--------------------------------------------------------------------------------------
Financial Services: 1.0%
     270,266       Travelers Group, Inc.                                    17,043,650
--------------------------------------------------------------------------------------
Food & Beverages: 2.3%
     360,800       Coca-Cola Co.                                            24,354,000
     330,500       Heinz (H.J.) Co.                                         15,244,313
                                                                       ---------------
                                                                            39,598,313
--------------------------------------------------------------------------------------
Forest Products & Paper: 1.3%
     298,500       James River Corp.                                        11,044,500
     213,000       Weyerhaeuser Co.                                         11,076,000
                                                                       ---------------
                                                                            22,120,500
--------------------------------------------------------------------------------------
Hospital Management: 1.3%
     391,150       Columbia/HCA Healthcare Corp.                            15,377,084
     240,900       Tenet Healthcare Corp.                                    7,121,606
                                                                       ---------------
                                                                            22,498,690
--------------------------------------------------------------------------------------
Hospital Supply: 2.3%
     347,000       Baxter International, Inc.                               18,130,750
     212,900      *Boston Scientific Corp.                                  13,080,044
      53,300       Guidant Corp.                                             4,530,500
      65,500      *Pacificare Health Systems, Inc. Cl. B                     4,181,766
                                                                       ---------------
                                                                            39,923,060
--------------------------------------------------------------------------------------
Hotel & Motel: 0.8%
      78,400      *HFS, Inc.                                                 4,547,200

                                     MSF-7

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
June 30, 1997 (unaudited)

                                                                            Value
   Shares                                Issue                            (Note 1A)
--------------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------------
Hotel & Motel: (Continued)
     376,400      *Mirage Resorts, Inc.                                $     9,504,100
                                                                       ---------------
                                                                            14,051,300
--------------------------------------------------------------------------------------
Household Products: 0.7%
      81,500       Procter & Gamble Co.                                     11,511,875
--------------------------------------------------------------------------------------
Insurance: 2.7%
     260,100       ACE Ltd.                                                 19,214,888
      71,300       Aetna, Inc.                                               7,299,338
      60,800       General Re Corp.                                         11,065,600
     126,300       St. Paul Cos., Inc.                                       9,630,375
                                                                       ---------------
                                                                            47,210,201
--------------------------------------------------------------------------------------
Metals-Aluminum: 1.1%
      87,200       Aluminum Co. of  America                                  6,572,700
     181,100       Reynolds Metals Co.                                      12,903,375
                                                                       ---------------
                                                                            19,476,075
--------------------------------------------------------------------------------------
Metals-Steel & Iron: 0.4%
     244,000       British Steel Corp. PLC ADR                               6,161,000
--------------------------------------------------------------------------------------
Office & Business Equipment: 2.7%
     127,600      *Cisco Systems, Inc.                                       8,569,138
     137,400      *COMPAQ Computer Corp.                                    13,636,950
      84,200       Diebold, Inc.                                             3,283,800
     210,800       Hewlett-Packard Co.                                      11,804,800
      97,500       International Business Machines Corp.                     8,793,281
                                                                       ---------------
                                                                            46,087,969
--------------------------------------------------------------------------------------
Oil: 1.0%
     341,045       TOTAL Cl. B ADS                                          17,265,403
--------------------------------------------------------------------------------------
Oil & Gas Exploration: 0.6%
     101,300       ENI SPA ADR                                               5,723,450
     264,600      *Seagull Energy Corp.                                      4,630,500
                                                                       ---------------
                                                                            10,353,950
--------------------------------------------------------------------------------------
Oil-Domestic: 1.2%
     315,600       Oryx Energy Co.                                           6,667,050
     376,100       Unocal Corp.                                             14,597,381
                                                                       ---------------
                                                                            21,264,431
--------------------------------------------------------------------------------------
Oil-International: 1.6%
     509,200       Royal Dutch Petroleum Co.                                27,687,750
--------------------------------------------------------------------------------------
Oil-Services: 1.9%
     170,100      *Ensco International, Inc.                                 8,972,775
     195,600       Schlumberger Ltd.                                        24,450,000
                                                                       ---------------
                                                                            33,422,775
--------------------------------------------------------------------------------------
Pollution Control: 0.1%
      54,200      *USA Waste Services, Inc.                                  2,093,475
--------------------------------------------------------------------------------------
Retail Grocery: 0.9%
         582      *Food 4 Less Holdings, Inc. (Wts.)                            52,126
     515,900      *Kroger Co.                                               14,961,100
                                                                       ---------------
                                                                            15,013,226
--------------------------------------------------------------------------------------
 Retail Trade: 3.4%
     207,900       Circuit City Stores, Inc.                                 7,393,444
     260,700       CVS Corp.                                                13,360,875
     267,900       Rite-Aid Corp.                                           13,361,513
     370,800      *Staples, Inc.                                             8,597,925
     462,900      *Toys 'R Us, Inc.                                         16,201,500
                                                                       ---------------
                                                                            58,915,257
--------------------------------------------------------------------------------------
Software: 0.2%
       5,887      *Anacomp, Inc.                                                73,220
       1,495      *Anacomp, Inc. (Wts.)                                          7,008
      25,600      *Microsoft Corp.                                           3,237,600
                                                                       ---------------
                                                                             3,317,828
--------------------------------------------------------------------------------------
Tobacco: 1.1%
     411,200       Philip Morris Cos., Inc.                                 18,247,000
--------------------------------------------------------------------------------------
Transportation-Railroad: 0.3%
     110,100       Canadian National Railway Co.                             4,816,875
--------------------------------------------------------------------------------------
Transportation-Trucking: 0.0%
         500      *Crown Packaging Holdings Ltd. (Wts.)                             63
--------------------------------------------------------------------------------------
Utilities-Electric: 0.8%
     189,000       FPL Group, Inc.                                           8,705,813
     157,700      *WorldCom, Inc.                                            5,046,400
                                                                       ---------------
                                                                            13,752,213
                   TOTAL COMMON STOCK
                   (Cost: $734,831,799) ............................       942,583,704
                                                                       ---------------
--------------------------------------------------------------------------------------

                                     MSF-8

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
June 30, 1997 (unaudited)


    Face                                     Interest      Maturity         Value
   Amount                   Issue              Rate          Date         (Note 1A)
--------------------------------------------------------------------------------------
CORPORATE BONDS: 14.9%
--------------------------------------------------------------------------------------
Banking: 2.6%
$  2,950,000       Advanta Master Trust II
                   1995-F A1                    6.050%     8/01/00-03  $     2,902,063
   2,850,000      +Bank of New York 144A        7.780%    12/01/06-26        2,768,860
   3,500,000      +BankAmerica
                   Institutional Capital
                   144A                         7.700%    12/31/06-26        3,365,390
   5,400,000       Capital One Bank Sr.         7.080%       10/30/01        5,421,438
   6,675,000       First Deposit Master
                   Trust 1993-2                 5.750%        6/15/01        6,660,382
   2,800,000       NationsBank Master
                   Trust 1995-1 A               6.450%        4/15/03        2,796,500
   4,600,000       NB Capital Trust             8.250%     4/15/07-27        4,713,804
   8,175,000       Prime Credit Card
                   Master Trust 1995 1-A        6.750%        8/02/02        8,146,878
   2,100,000       Standard Credit Card
                   Master Trust 1991-3A         8.875%        9/07/98        2,155,776
   2,800,000      +State Street
                   Institutional Capital
                   144A                         7.940%    12/30/06-26        2,777,572
   3,000,000      +Wells Fargo Capital
                   Securities 144A              7.730%    12/01/06-26        2,875,020
                                                                       ---------------
                                                                            44,583,683
--------------------------------------------------------------------------------------
Collateralized Mortgage Obligations: 1.9%
   1,404,424       Countrywide Series
                   1993-E A-1 PAC               6.500%     1/25/98-24        1,402,230
   2,632,506       Countrywide, Inc.            7.125%    12/25/97-23        2,647,300
   5,175,000      +DeBartolo Capital
                   Partnership A-2 144A         7.480%        5/01/04        5,299,549
   5,000,000       First Union Lehman
                   1997-C1 A-2 SEQ              7.300%    12/18/05-06        5,089,062
   7,500,000       General Electric Capital
                   Mortgage Services., Inc.     6.500%     1/25/02-24        7,291,350
   5,517,239       General Electric
                   Capital Mortgage
                   Services 1994-13 A-7 TAC     6.500%     4/25/04-24        5,272,384
   3,700,000      +Morgan Stanley Capital
                   97-WF1-A1 144A               7.020%    10/15/03-29        3,709,250
     948,732       Prudential Home Loan
                   Mortgage Ser. 93-29 A-6
                   PAC                          6.750%     8/25/98-08          948,429
     871,680       Residential Funding
                   Corp. 93-S25 A1 PAC          6.500%     7/25/98-08          867,591
                                                                       ----------------
                                                                            32,527,145
---------------------------------------------------------------------------------------
Financial Services: 5.0%
$  3,375,000      +Allmerica Financial
                   Corp. Capital Trust 144A     8.207%        2/03/27        3,440,711
   2,600,000       Allmerica Financial
                   Corp. Sr.                    7.625%       10/15/25        2,550,756
   4,100,000       Associates Corp. of
                   North America                6.375%       10/15/02        4,013,203
   2,550,000       Associates Corp. of
                   North America                6.750%        7/15/01        2,556,222
   7,350,000       Banc One Auto Recievable
                   Grant Tr 97-A A              6.270%    11/20/99-03        7,349,265
   1,200,000       Beneficial Corp.             9.125%        2/15/98        1,221,864
   3,900,000       Chase Manhattan Credit
                   Card Master Trust            7.040%        2/15/05        3,959,709
   3,300,000       Cigna Corp. Deb.             7.875%        5/15/27        3,336,135
   3,230,000       CIT Group Holdings, Inc.     6.750%        5/14/01        3,241,176
   5,200,000       CIT Group Holdings, Inc.     6.700%        5/28/01        5,208,060
   6,600,000       Countrywide Home Loan,
                   Inc.                         7.260%        5/10/04        6,690,750
   6,600,000       Finova Capital Corp. Sr.     7.125%        5/01/02        6,655,242
   4,400,000       Fleet Mortgage Group,
                   Inc.                         7.060%        7/26/02        4,373,732
   5,350,000       Ford Credit Auto Loan
                   Master Trust 95-1            6.500%        8/15/00        5,331,596
   1,800,000       GE Global Insurance
                   Holding Corp.                7.000%        2/15/26        1,710,540
   2,625,000       General Motors
                   Acceptance Corp. Deb.        7.850%       11/17/97        2,642,220
   2,500,000       General Motors
                   Acceptance Corp.             7.050%        2/02/98        2,513,100
   2,400,000       Household Finance Co.        6.750%        6/01/00        2,410,488
   1,500,000       PennCorp Financial
                   Group Sr. Sub.               9.250%    12/15/98-03        1,590,000
   5,275,819      +Railcar Leasing 1997-1
                   A1 144A SEQ                  6.750%     7/15/02-06        5,236,250
   2,600,000       Sears Credit Account
                   Master Trust II 1994-1       8.100%        6/15/04        2,683,668
   6,950,000      +Zurich Capital Trust
                   144A                         8.376%     6/01/07-37        7,182,130
                                                                       ----------------
                                                                            85,896,817
---------------------------------------------------------------------------------------

                                     MSF-9

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
June 30, 1997 (unaudited)


    Face                                     Interest      Maturity         Value
   Amount                   Issue              Rate          Date         (Note 1A)
--------------------------------------------------------------------------------------
CORPORATE BONDS: (CONTINUED)
--------------------------------------------------------------------------------------
Government Sponsored: Federally Chartered: 0.4%
$  2,250,000       Big Rivers Electric
                   Cooperative Trust           10.700%     9/15/97-17  $     2,387,880
   3,750,000       Deseret Generation
                   Cooperative Trust           10.110%    12/15/97-17        3,999,787
                                                                       ---------------
                                                                             6,387,667
--------------------------------------------------------------------------------------
Industrials: 3.7%
   2,825,000       Chesapeake Energy Corp.
                   Sr. Note                     7.875%        3/15/04        2,683,750
   1,500,000       Chevron Corp. Profit
                   Sharing Amort. Note          8.110%    12/01/01-04        1,570,470
   3,350,000       CMS Energy Corp. Sr.
                   Note                         8.125%        5/15/02        3,382,629
   4,525,000       Columbia/HCA Healthcare
                   Corp.                        6.410%        6/15/00        4,495,135
   3,700,000       Columbia/HCA Healthcare
                   Corp.                        6.870%        9/15/03        3,694,820
   3,300,000      +Electronic Data Systems
                   Corp. 144A                   6.850%        5/15/00        3,324,321
   2,000,000       HealthSouth Sr. Sub.         9.500%     4/01/98-01        2,100,000
   5,800,000       Honeywell, Inc.              6.750%        3/15/02        5,805,974
   2,075,000      +K-III Communications
                   144A Sr.                     8.500%     2/01/01-06        2,075,000
   2,000,000       Koppers Industries Sr.       8.500%     2/01/99-04        1,995,000
   1,000,000       Lear Seating Corp. Sr.
                   Sub.                        11.250%     7/15/97-00        1,001,250
   1,550,000       Lear Seating Corp. Sub.      8.250%     2/01/98-02        1,573,250
   3,400,000       Loews Corp.                  6.750%       12/15/06        3,272,296
   5,800,000       Oracle Corp. Sr. Note        6.720%        2/15/04        5,723,034
   2,000,000       Oryx Energy Co.              8.125%       10/15/05        2,044,060
   3,125,000       Owens Illinois, Inc.
                   Sr. Note                     7.850%        5/15/04        3,173,719
   1,000,000       Paging Network Sr. Sub.      8.875%     2/01/99-06          910,000
   2,000,000       Paging Network, Inc.        10.000%    10/15/01-08        1,942,500
   3,500,000       Tenet Healthcare Corp.
                   Sr. Note                     7.875%        1/15/03        3,508,750
   3,900,000      +Tosco Corp. 144A Note        7.800%        1/01/27        3,949,647
   5,400,000       Viacom, Inc. Sr.             7.750%        6/01/05        5,359,122
                                                                       ---------------
                                                                            63,584,727
--------------------------------------------------------------------------------------
Miscellaneous: 0.5%
   4,400,000       Darden Restaurants, Inc.     7.125%        2/01/16        3,902,756
   3,900,000       Tele-Communications,
                   Inc.                         9.800%        2/01/12        4,463,901
                                                                       ---------------
                                                                             8,366,657
--------------------------------------------------------------------------------------
Utilities-Electric: 0.5%
$  4,150,000      +Edison Mission Energy
                   Funding 144 Note             7.330%     9/15/05-08        4,139,749
   5,350,000       Southern California
                   Edison Co.                   6.500%        6/01/01        5,310,463
                                                                       ---------------
                                                                             9,450,212
--------------------------------------------------------------------------------------
Utilities-Telephone: 0.3%
   5,000,000       Airtouch
                   Communications, Inc.         7.000%       10/01/03        4,995,950
                                                                       ---------------
                   TOTAL CORPORATE BONDS
                   (Cost: $256,118,987) ............................       255,792,858
                                                                       ---------------

--------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS: 1.6%
--------------------------------------------------------------------------------------
   3,700,000       Federal Home Loan
                   Mortgage Corp.               7.240%     5/15/98-02        3,698,853
      48,107       Federal National
                   Mortgage Assoc.              9.000%        4/01/16           50,873
   1,476,458       Federal National
                   Mortgage Assoc.              8.500%        2/01/09        1,541,067
   1,234,048       Federal National
                   Mortgage Assoc.              8.000%        6/01/08        1,273,093
     673,798       Federal National
                   Mortgage Assoc.              7.250%        9/01/07          682,362
   3,239,963       Federal National
                   Mortgage Assoc.              7.000%       12/01/07        3,245,536
   4,379,458       Federal National
                   Mortgage Assoc.              8.500%        8/01/22        4,586,562
   5,280,086       Government National
                   Mortgage Assoc.              8.000%       11/15/17        5,474,446
   5,662,335       Government National
                   Mortgage Assoc. ARM          6.500%        5/15/09        5,599,483
   2,152,928       Government National
                   Mortgage Assoc. Pool         6.000%        2/15/09        2,095,057
                                                                       ---------------
                   TOTAL FEDERAL AGENCY OBLIGATIONS
                   (Cost: $28,327,777) .............................        28,247,332
                                                                       ---------------
--------------------------------------------------------------------------------------
FEDERAL TREASURY OBLIGATIONS: 17.5%
--------------------------------------------------------------------------------------
   5,725,000       U.S. Treasury Bond          12.000%     8/15/08-13        8,058,853
   6,050,000       U.S. Treasury Bond           9.875%       11/15/15        7,955,750
  58,900,000       U.S. Treasury Bond           8.125%        8/15/21       67,449,924
  15,725,000       U.S. Treasury Bond           6.250%        8/15/23       14,557,890
   5,864,380       U.S. Treasury Inflation
                   Indexed Notes                3.375%        1/15/07        5,723,283
     250,000       U.S. Treasury Note           5.125%        6/30/98          248,437
  37,150,000       U.S. Treasury Note           6.750%        5/31/99       37,579,454
  33,025,000       U.S. Treasury Note           7.125%        9/30/99       33,701,022

                                     MSF-10

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
June 30, 1997 (unaudited)


    Face                                     Interest      Maturity         Value
   Amount                   Issue              Rate          Date         (Note 1A)
--------------------------------------------------------------------------------------
FEDERAL TREASURY OBLIGATIONS: (CONTINUED)
--------------------------------------------------------------------------------------
$ 86,575,000       U.S. Treasury Note           7.875%       11/15/04  $    93,433,472
   3,275,000       U.S. Treasury Note           6.875%        3/31/00        3,328,219
  11,800,000       U.S. Treasury Note           6.500%        8/15/05       11,766,842
  16,600,000       U.S. Treasury Note           6.625%        7/31/01       16,755,542
                                                                       ---------------
                   TOTAL FEDERAL TREASURY OBLIGATIONS
                   (Cost: $298,667,548) ............................       300,558,688
                                                                       ---------------
--------------------------------------------------------------------------------------
FOREIGN OBLIGATIONS: 1.9%
--------------------------------------------------------------------------------------
  11,350,000       Australian Government       10.000%       10/15/07       10,371,801
   6,225,000       Canadian Government          0.010%       10/16/97        4,475,716
  12,100,000       New Zealand                 10.000%        3/15/02        9,257,057
   4,650,000       UK Treasury                  8.500%       12/07/05        8,430,899
                                                                       ---------------
                   TOTAL FOREIGN OBLIGATIONS
                   (Cost: $32,244,366) .............................        32,535,473
                                                                       ---------------
--------------------------------------------------------------------------------------
YANKEE BONDS: 2.1%
--------------------------------------------------------------------------------------
   3,625,000      +British Aerospace
                   Finance, Inc. 144A           7.500%        7/01/27        3,613,944
   2,612,500       City of Naples Note          7.520%     7/15/01-06        2,672,796
   6,700,000      +DR Investments 144A Sr.
                   Note                         7.100%        5/15/02        6,748,508
   8,525,000       Hydro Quebec Deb. Ser.
                   HS                           9.400%        2/01/21       10,115,253
   3,000,000       Norsk Hydro AS Deb.          7.150%       11/15/25        2,860,050
   1,650,000       Province of Manitoba
                   Deb. Ser. CD                 9.250%        4/01/20        1,978,432
   2,300,000       Province of Manitoba
                   Global Notes                 6.750%        3/01/03        2,296,619
   1,800,000       Province Of Quebec Deb.      7.125%        2/09/24        1,693,008
   3,600,000       Talisman Energy Deb.         7.125%        6/01/07        3,566,088
                                                                       ---------------
                   TOTAL YANKEE BONDS
                   (Cost: $35,576,785) .............................        35,544,698
                                                                       ---------------
--------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 6.8%
--------------------------------------------------------------------------------------
  11,829,000       American Express Credit
                   Corp.                        5.500%        7/01/97       11,829,000
   8,072,000       Beneficial Corp.             5.530%        7/08/97        8,072,000
   3,568,000       Beneficial Corp.             5.540%        7/15/97        3,568,000
  15,000,000       Disney (Walt) Co.            5.450%        7/01/97       15,000,000
  16,000,000       Ford Motor Credit Co.        5.500%        7/02/97       16,000,000
   4,615,000       Ford Motor Credit Co.        0.000%                       4,615,000
  22,216,000       Ford Motor Credit Co.        5.530%        7/08/97       22,216,000
   6,837,000       Ford Motor Credit Co.        5.540%        7/08/97        6,837,000
   3,426,000       General Electric
                   Capital Corp.                5.620%        7/07/97  $     3,426,000
  10,000,000       Household Finance Corp.      5.500%        7/01/97       10,000,000
  15,000,000       Household Finance Corp.      5.520%        7/08/97       15,000,000
                                                                       ---------------
                   TOTAL SHORT TERM OBLIGATIONS
                   (Cost: $116,563,000) ............................       116,563,000
                                                                       ---------------
--------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS: 99.5%
                   (Cost: $1,502,330,262) ..........................     1,711,825,753
                   OTHER ASSETS LESS LIABILITIES: 0.5%..............         9,309,578
                                                                       ---------------
                   TOTAL NET ASSETS: 100.0%.........................   $ 1,721,135,331
                                                                       ===============
--------------------------------------------------------------------------------------
                           *Non-income producing security.
                          .Restricted Securities see note 2.
Additional information on restricted securities as follows:


                                   Acquisition       Acquisition      Valuation as of
            Issue                      Date             Cost           June 30, 1997
            -----                      ----             ----                    ----
Allmerica Financial Corp.
Capital Trust 144A...........        1/29/97        $    3,375,000     $     3,440,711
Bank of New York  144A.......        12/24/96            3,866,121           2,768,860
BankAmerica Institutional
Capital. 144A................        11/26/96            2,473,850           3,365,390
British Aerospace Finance,
Inc. 144A....................        6/26/97             3,598,066           3,613,944
DeBartolo Capital Partnership
A-2 144A.....................   11/16/95-11/20/96        3,835,383           5,299,549
DR Investments 144A Sr.......         5/6/97             6,696,181           6,748,508
Edison Mission Energy Funding
144A Note....................         1/7/97             4,130,910           4,139,749
Electronic Data Systems Corp.
144A.........................        5/19/95             3,297,393           3,324,321
K-III Communications Corp.
144A Sr......................        1/22/96             1,506,875           2,075,000
Morgan Stanley Capital
97-WF1-A1 144A...............        6/17/97             3,710,848           3,709,250
RailcarLeasing 1997-1 A1 144A
SEQ..........................     4/1/97-4/15/97         5,201,215           5,236,250
State Street Institutional
Captial A 144A...............        12/18/96            2,757,760           2,777,572
Tosco Corp. 144A.............        3/20/97             3,876,054           3,949,647
Wells Fargo Capital
Securities 144A..............         4/8/97             2,772,570           2,875,020
Zurich Capital Trust 144A....    6/18/97-6/26/97         7,214,237           7,182,130

The aggregate value of restricted securities at June 30, 1997 was $60,505,901 or 3.52% of the Diversified Portfolio's net assets.

 ADR (American Depository Receipt) represents ownership of foreign securities.
                      See Notes to Financial Statements.

                                     MSF-11

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO
June  30, 1997 (unaudited)

                                                                            Value
   Shares                                Issue                            (Note 1A)
---------------------------------------------------------------------------------------
COMMON STOCK: 96.9%
---------------------------------------------------------------------------------------
Aerospace: 0.9%
     230,700       Boeing Co.                                          $    12,241,519
---------------------------------------------------------------------------------------
Automotive: 1.4%
     390,000      *Budget Group, Inc.                                       13,455,000
      95,600       Danaher Corp.                                             4,857,675
                                                                       ----------------
                                                                            18,312,675
---------------------------------------------------------------------------------------
Banking: 6.4%
     163,200       Ahmanson (H.F.) & Co.                                     7,017,600
     259,800       BankAmerica Corp.                                        16,773,337
     203,800       Chase Manhattan Corp.                                    19,781,337
     226,300       Citicorp                                                 27,283,294
     145,000       NationsBank, Inc.                                         9,352,500
     139,400      *Unibanco Holdings SA GDR                                  5,175,225
                                                                       ----------------
                                                                            85,383,293
---------------------------------------------------------------------------------------
Broadcasting: 1.3%
     164,800      *Clear Channel Communications, Inc.                       10,135,200
     177,200       Evergreen Media Corp. Cl. A                               7,896,475
                                                                       ----------------
                                                                            18,031,675
---------------------------------------------------------------------------------------
Business Services: 14.1%
      20,100      *Aris Corp.                                                  434,662
     730,400      *Caribiner International                                  23,829,300
     416,100      *Cognos, Inc.                                             12,977,119
     907,600      *Creative Technology Ltd.                                 15,315,750
     187,400       HBO & Co.                                                12,907,175
      26,200      *Maximus, Inc.                                               468,325
     222,150      *Outdoor Systems, Inc.                                     8,469,469
   2,246,500      *Republic Industries, Inc.                                55,881,688
     400,700      *Snyder Communications, Inc.                              10,793,856
   1,236,400      *U.S. Office Products Co.                                 37,671,563
     256,700      *Universal Outdoor Holdings, Inc.                          8,968,456
                                                                       ----------------
                                                                           187,717,363
---------------------------------------------------------------------------------------
Computer Equipment & Service: 1.3%
     315,800      *America Online, Inc.                                     17,566,375
---------------------------------------------------------------------------------------
Cosmetics: 1.1%
     209,000       Avon Products, Inc.                                      14,747,562
---------------------------------------------------------------------------------------
Drugs & Health Care: 4.3%
     278,000      *Cephalon, Inc.                                            3,205,687
      59,000      *Entremed, Inc.                                              696,937
     123,700      *Ligand Pharmaceuticals, Inc.                              1,584,906
     116,800       Lilly (Eli) & Co.                                        12,767,700
     166,300       Pfizer, Inc.                                             19,872,850
     306,500      *Vertex Pharmaceuticals, Inc.                             11,685,313
      55,900       Warner-Lambert Co.                                        6,945,575
                                                                       ----------------
                                                                            56,758,968
---------------------------------------------------------------------------------------
 Electrical Equipment: 1.1%
     639,400       Westinghouse Electric Corp.                              14,786,125
---------------------------------------------------------------------------------------
Electronics: 16.0%
     362,500      *Advanced Fibre Communications, Inc.                      21,919,922
     409,600      *Altera Corp.                                             20,697,600
     198,700      *Applied Materials, Inc.                                  14,064,234
     136,700      *ASM Lithography Holdings NV                               7,984,134
     330,300      *CHS Electronics, Inc.                                     8,752,950
      43,700      *Intel Corp.                                               6,187,647
     130,300      *KLA-Tencor Corp.                                          6,356,197
     364,500      *Kulicke & Soffa Industries, Inc.                         11,812,078
     115,700      *Lattice Semiconductor Corp.                               6,529,819
     188,900      *LSI Logic Corp.                                           6,044,800
      19,500      *MAS Technology Ltd. ADR                                     292,500
     276,000       Motorola, Inc.                                           20,976,000
     216,300      *Puerto Common, Inc.                                       7,110,863
      88,300      *Qwest Communications International, Inc.                  2,400,656
      23,700      *RF Micro Devices, Inc.                                      451,781
     390,500      *Sanmina Holdings, Inc.                                   24,455,063
     234,800      *Tellabs, Inc.                                            13,104,775
     311,700      *Teradyne, Inc.                                           12,234,225
      77,300       Texas Instruments, Inc.                                   6,498,031
     452,900      *Thermo Electron Corp.                                    15,398,600
                                                                       ----------------
                                                                           213,271,875
---------------------------------------------------------------------------------------
Entertainment & Leisure: 2.2%
     270,600      *Action Performance Co., Inc.                              6,578,962
     218,300      *Ascent Entertainment Group, Inc.                          2,026,097

                                     MSF-12

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO
June  30, 1997 (unaudited)

                                                                            Value
   Shares                                Issue                            (Note 1A)
---------------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------------------------------
Entertainment & Leisure: (Continued)
      61,700      *Florida Panthers Holdings, Inc. Cl. A               $     1,488,512
   1,035,400      *Oakley, Inc.                                             14,560,313
     288,100      *Ticketmaster Group, Inc.                                  4,825,675
                                                                       ----------------
                                                                            29,479,559
---------------------------------------------------------------------------------------
Financial Services: 4.0%
     209,600      *Bank United Corp. Cl. A                                   8,004,100
     131,000      *Hartford Financial Services Group                        10,840,250
     243,600       Merrill Lynch & Co., Inc.                                14,524,650
      71,200      *Quinenco S.A. ADR                                         1,317,200
     286,700       Travelers Group, Inc.                                    18,080,019
                                                                       ----------------
                                                                            52,766,219
---------------------------------------------------------------------------------------
Food & Beverages: 0.7%
     191,800      *Peapod, Inc.                                              2,205,700
     181,400      *Starbucks Corp.                                           7,080,269
                                                                       ----------------
                                                                             9,285,969
---------------------------------------------------------------------------------------
Hospital Supply: 2.2%
     229,600      *Boston Scientific Corp.                                  14,106,050
     443,700      *Trigon Healthcare, Inc.                                  10,759,725
      93,300      *Wellpoint Health Networks, Inc.                           4,280,138
                                                                       ----------------
                                                                            29,145,913
---------------------------------------------------------------------------------------
Hotel & Motel: 6.8%
     449,000      *Extended Stay America, Inc. Pvt.                          7,734,769
     785,800      *Extended Stay America, Inc.                              11,713,331
      58,900      *Four Seasons Hotels, Inc.                                 1,744,912
     910,100      *HFS, Inc.                                                52,785,800
     333,800      *Interstate Hotels Co.                                     9,826,238
     657,900      *Trump Hotels & Casino Resorts, Inc.                       7,072,425
                                                                       ----------------
                                                                            90,877,475
---------------------------------------------------------------------------------------
Household Products: 2.5%
     204,800       Colgate-Palmolive Co.                                    13,363,200
     210,200       Gillette Co.                                             19,916,450
                                                                       ----------------
                                                                            33,279,650
---------------------------------------------------------------------------------------
Insurance: 2.8%
     130,000       ACE Ltd.                                                  9,603,750
     113,800       Aetna, Inc.                                              11,650,275
      66,000       Allstate Corp.                                            4,818,000
      40,900      *ARM Financial Group, Inc. Cl. A                             818,000
      67,900      *Hartford Life, Inc.                                       2,546,250
     156,400       Provident Cos., Inc.                                      8,367,400
                                                                       ----------------
                                                                            37,803,675
---------------------------------------------------------------------------------------
Metals-Steel&Iron: 0.4%
     264,600      *Chicago Bridge & Iron Co. NV                              5,854,275
---------------------------------------------------------------------------------------
Office & Business Equipment: 2.4%
      69,300      *Dell Computer Corp.                                       8,136,253
     181,300      *EMC Corp.                                                 7,070,700
     441,800      *Sun Microsystems, Inc.                                   16,443,244
                                                                       ----------------
                                                                            31,650,197
---------------------------------------------------------------------------------------
Oil & Gas Exploration: 0.6%
     111,800      *Chesapeake Energy Corp.                                   1,097,037
     134,200       ENI SPA ADS                                               7,582,300
                                                                       ----------------
                                                                             8,679,337
---------------------------------------------------------------------------------------
Oil-Services: 2.7%
      86,800      *Diamond Offshore Drilling, Inc.                           6,781,250
     121,300      *Ensco International, Inc.                                 6,398,575
      95,600      *NewPark Resources, Inc.                                   3,226,500
     106,300       Schlumberger Ltd.                                        13,287,500
      70,600      *Varco International, Inc.                                 2,276,850
     109,000      *Weatherford Enterra, Inc.                                 4,196,500
                                                                       ----------------
                                                                            36,167,175
---------------------------------------------------------------------------------------
Printing & Publishing: 0.9%
     312,200      *Big Flower Press Holdings, Inc.                           6,478,150
     281,000      *Journal Register Co.                                      5,584,875
                                                                       ----------------
                                                                            12,063,025
---------------------------------------------------------------------------------------
Restaurant: 0.4%
     328,100       Apple South, Inc.                                         5,013,778
---------------------------------------------------------------------------------------
Retail Trade: 5.9%
      73,000      *Abercrombie & Fitch Co. Cl. A                             1,350,500
     666,600      *Borders Group, Inc.                                      16,081,725
      51,300      *Eagle Hardware & Garden, Inc.                             1,171,884
      58,700      *Gucci Group NV                                            3,778,813
     425,000      *Jones Apparel Group, Inc.                                20,293,750
      41,400      *Just For Feet, Inc.                                         720,619
     312,400      *Linens 'n Things, Inc.                                    9,254,850

                                     MSF-13

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO
June  30, 1997 (unaudited)

                                                                            Value
   Shares                                Issue                            (Note 1A)
---------------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------------------------------
Retail Trade: (Continued)
     440,475      *Men's Wearhouse, Inc.                               $    13,957,552
     150,900      *Proffitts, Inc.                                           6,611,306
      83,900      *RDO Equipment Co. Cl. A                                   1,877,263
     657,500      *Sunglass Hut International, Inc.                          4,171,016
                                                                       ----------------
                                                                            79,269,278
---------------------------------------------------------------------------------------
Software: 6.3%
     154,100       Computer Associates International, Inc.                   8,581,444
     262,800      *Geoworks                                                  1,548,056
     289,900      *Informix Corp.                                            2,613,630
     276,500      *McAfee Associates, Inc.                                  17,436,781
     104,100      *Microsoft Corp.                                          13,165,397
     263,100      *Oracle Systems Corp.                                     13,245,441
     506,300      *Westell Technologies, Inc. Cl. A                         12,673,322
     291,800      *Xilinx, Inc.                                             14,307,319
                                                                       ----------------
                                                                            83,571,390
---------------------------------------------------------------------------------------
Telecommunications Equipment & Services: 0.2%
     101,300      *Aspect Telecommunications Corp.                           2,241,262
---------------------------------------------------------------------------------------
Textiles & Apparel: 3.2%
     500,500      *Nautica Enterprises, Inc.                                13,247,609
     456,800      *The Timberland Co.                                       29,463,600
                                                                       ----------------
                                                                            42,711,209
---------------------------------------------------------------------------------------
Tobacco: 1.0%
     299,200       Philip Morris Cos., Inc.                                 13,277,000
---------------------------------------------------------------------------------------
Transportation-Airlines: 3.4%
     594,900      *Continental Airlines, Inc. Cl. B                         20,784,319
      30,300      *Ryanair Holdings PLC ADR                                    816,206
     676,600       USAirways Group, Inc.                                    23,681,000
                                                                       ----------------
                                                                            45,281,525
---------------------------------------------------------------------------------------
Utilities-Miscellaneous: 0.4%
     260,200      *Calpine Corp.                                             4,943,800
                                                                       ----------------
                   TOTAL COMMON STOCK
                   (Cost: $1,149,885,466) ..........................     1,292,179,141
                                                                       ----------------

---------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 2.1%
---------------------------------------------------------------------------------------
$ 24,978,000       Beneficial Corp.             5.530%        7/07/97  $    24,978,000

   2,742,000       Household Finance Corp.      5.580%        7/03/97        2,742,000
                                                                       ----------------
                   TOTAL SHORT TERM OBLIGATIONS
                   (Cost: $27,720,000) .............................        27,720,000
                                                                       ----------------
---------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS: 99.0%
                   (Cost: $1,177,605,466) ..........................     1,319,899,141

                   OTHER ASSETS LESS LIABILITIES: 1.0%..............        13,619,562
                                                                       ----------------
                   TOTAL NET ASSETS: 100.0%.........................   $ 1,333,518,703
                                                                       ================
---------------------------------------------------------------------------------------

                        *Non-income producing security.
 ADR (American depository receipt) represents ownership of foreign securities.
                      See Notes to Financial Statements.

                                     MSF-14

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
June 30, 1997 (unaudited)

                                                                            Value
  Shares                               Issue                              (Note 1A)
---------------------------------------------------------------------------------------
COMMON STOCK: 99.8%
---------------------------------------------------------------------------------------
Aerospace: 2.4%
    66,300      Allied-Signal, Inc.                                    $     5,569,200
   169,524      Boeing Co.                                                   8,995,367
    12,600      General Dynamics Corp.                                         945,000
    44,313      Lockheed Martin Corp.                                        4,589,165
    43,000      McDonnell-Douglas Corp.                                      2,945,500
    12,400      Northrop Grumman Corp.                                       1,088,875
    54,600      Raytheon Co.                                                 2,784,600
    48,600      Rockwell International Corp.                                 2,867,400
    49,800      Textron, Inc.                                                3,305,475
    56,800      United Technologies Corp.                                    4,714,400
                                                                       ----------------
                                                                            37,804,982
---------------------------------------------------------------------------------------
Automotive: 2.4%
    10,025     *Autoliv AB                                                     392,228
    54,700     *AutoZone, Inc.                                               1,288,869
   157,300      Chrysler Corp.                                               5,161,406
    32,500      Dana Corp.                                                   1,235,000
    18,000      Eaton Corp.                                                  1,571,625
    34,900      Echlin, Inc.                                                 1,256,400
   268,800      Ford Motor Co.                                              10,147,200
   164,532      General Motors Corp.                                         9,162,376
    42,300      Genuine Parts Co.                                            1,432,912
    12,710     *Navistar International Corp.                                   219,248
    11,730      PACCAR, Inc.                                                   544,712
    41,950      Snap-On, Inc.                                                1,651,781
    62,700      Timken Co.                                                   2,229,769
    34,200      TRW, Inc.                                                    1,942,988
                                                                       ----------------
                                                                            38,236,514
---------------------------------------------------------------------------------------
Banking: 7.9%
    32,800      Ahmanson (H.F.) & Co.                                        1,410,400
    87,795      Banc One Corp.                                               4,252,570
    27,904      Bank of Boston Corp.                                         2,010,832
    87,000      Bank of New York Co., Inc.                                   3,784,500
   166,952      BankAmerica Corp.                                           10,778,838
    17,700      Bankers Trust New York Corp.                                 1,539,900
    54,300      Barnett Banks, Inc.                                          2,850,750
    95,634      Chase Manhattan Corp.                                        9,282,475
   109,514      Citicorp                                                    13,203,282
    16,000      Comerica, Inc.                                               1,088,000
    55,500      CoreStates Financial Corp.                                   2,983,125
    22,400      Fifth Third Bancorp                                          1,837,500
    30,100      First Bank Systems, Inc.                                     2,569,787
    69,358      First Chicago NBD Corp.                                      4,196,159
    69,785      First Union Corp.                                            6,455,112
    61,415      Fleet Financial Group, Inc.                                  3,884,499
    22,500      Golden West Financial Corp.                                  1,575,000
    47,200      Great Western Financial Corp.                                2,537,000
    56,103      KeyCorp                                                      3,134,755
    81,975      MBNA Corp.                                                   3,002,334
    54,000      Mellon Bank Corp.                                            2,436,750
    40,799      Morgan (J.P.) & Co., Inc.                                    4,258,396
    48,300      National City Corp.                                          2,535,750
   167,428      NationsBank, Inc.                                           10,799,106
    76,400      Norwest Corp.                                                4,297,500
    72,700      PNC Bank Corp.                                               3,026,138
    13,600      Republic New York Corp.                                      1,462,000
    59,200      SunTrust Banks, Inc.                                         3,259,700
    46,900      U.S. Bancorp                                                 3,008,928
    35,200      Wachovia Corp.                                               2,052,600
    24,263      Wells Fargo & Co.                                            6,538,879
                                                                       ----------------
                                                                           126,052,565
---------------------------------------------------------------------------------------
Broadcasting: 1.0%
    59,000      Comcast Corp. Cl. A Spl.                                     1,259,281
    52,900      King World Productions, Inc.                                 1,851,500
   150,000     *Tele-Communications, Inc. Cl. A                              2,226,563
   120,620      Time Warner, Inc.                                            5,819,915
   120,400     *U.S. West, Inc.-Media Group                                  2,438,100
    62,226     *Viacom, Inc. Cl. B                                           1,866,780
                                                                       ----------------
                                                                            15,462,139
---------------------------------------------------------------------------------------

                                    MSF-15

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
June 30, 1997 (unaudited)


                                                                            Value
  Shares                               Issue                              (Note 1A)
---------------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------------------------------
Building & Construction: 0.7%
     7,500      Armstrong World Industries, Inc.                       $       550,312
    36,000      Crane Co.                                                    1,505,250
    24,400      Dover Corp.                                                  1,500,600
    49,500      Mallinckrodt, Inc.                                           1,881,000
    21,300      Masco Corp.                                                    889,275
    17,300      Owens-Corning Fiberglas Corp.                                  746,063
    27,200      Sherwin-Williams Co.                                           839,800
    49,100      Stanley Works                                                1,964,000
    24,000      Willamette Industries, Inc.                                  1,680,000
                                                                       ----------------
                                                                            11,556,300
---------------------------------------------------------------------------------------
Business Services: 1.0%
    57,900      Automatic Data Processing, Inc.                              2,721,300
    37,000      Block (H & R), Inc.                                          1,193,250
    66,450     *CUC International, Inc.                                      1,715,241
    33,700      Deluxe Corp.                                                 1,150,012
    19,200      Ecolab, Inc.                                                   916,800
    98,900      First Data Corp.                                             4,345,419
    25,800      Interpublic Group of Cos., Inc.                              1,581,862
    46,300      Laidlaw, Inc. Cl. B                                            639,519
    17,600      Safety-Kleen Corp.                                             297,000
    38,700      Service Corp. International                                  1,272,263
                                                                       ----------------
                                                                            15,832,666
---------------------------------------------------------------------------------------
Chemicals: 2.9%
    20,100      Air Products & Chemicals, Inc.                               1,633,125
    48,500      Dow Chemical Co.                                             4,225,562
   256,800      Du Pont (E.I.) de Nemours & Co.                             16,146,300
    14,675      Eastman Chemical Co.                                           931,862
    18,700     *FMC Corp.                                                    1,485,481
    15,100      Grace (W.R.) & Co.                                             832,387
    29,300      Great Lakes Chemical Corp.                                   1,534,587
    40,500      Hercules, Inc.                                               1,938,937
   127,000      Monsanto Co.                                                 5,468,938
    28,800      Nalco Chemical Co.                                           1,112,400
    37,500      Pall Corp.                                                     871,875
    43,600      PPG Industries, Inc.                                         2,534,250
    24,500      Praxair, Inc.                                                1,372,000
    22,000      Rohm & Haas Co.                                              1,981,375
    37,000      Sigma Aldrich Corp.                                          1,295,000
    44,100      Union Carbide Corp.                                          2,075,456
    23,100      Williams Cos., Inc.                                          1,010,625
                                                                       ----------------
                                                                            46,450,160
---------------------------------------------------------------------------------------
Containers & Glass: 0.1%
    18,800      Bemis Co., Inc.                                                813,100
    18,400      Crown Cork & Seal Co., Inc.                                    983,250
                                                                       ----------------
                                                                             1,796,350
---------------------------------------------------------------------------------------
Cosmetics: 0.3%
    49,200      Alberto-Culver Co. Cl. B Cvt.                                1,377,600
    29,200      Avon Products, Inc.                                          2,060,425
    41,600      International Flavors & Fragrances, Inc.                     2,100,800
                                                                       ----------------
                                                                             5,538,825
---------------------------------------------------------------------------------------
Drugs & Health Care: 7.6%
    34,100      Allergan, Inc.                                               1,084,806
    75,600     *ALZA Corp.                                                   2,192,400
   143,600      American Home Products Corp.                                10,985,400
    55,000     *Amgen, Inc.                                                  3,195,156
    39,800      Bard (C.R.), Inc.                                            1,445,237
     5,600      Bausch & Lomb, Inc.                                            263,900
    62,100      Biomet, Inc.                                                 1,158,553
   231,100      Bristol-Myers Squibb Co.                                    18,719,100
    25,800      Cardinal Health, Inc.                                        1,477,050
    62,400     *HEALTHSOUTH Corp.                                            1,556,100
   123,600      Lilly (Eli) & Co.                                           13,511,025
   278,800      Merck & Co., Inc.                                           28,855,800
   145,600      Pfizer, Inc.                                                17,399,200
   101,715      Pharmacia & Upjohn, Inc.                                     3,534,596
   172,400      Schering-Plough Corp.                                        8,253,650
    63,100      Warner-Lambert Co.                                           7,840,175
                                                                       ----------------
                                                                           121,472,148
---------------------------------------------------------------------------------------
Electrical Equipment: 4.4%
    43,600      AMP, Inc.                                                    1,820,300

                                    MSF-16

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
June 30, 1997 (unaudited)


                                                                            Value
  Shares                               Issue                              (Note 1A)
---------------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------------------------------
Electrical Equipment: (Continued)
    11,200      Black & Decker Corp.                                   $       416,500
    10,200      Briggs & Stratton Corp.                                        510,000
    96,600      Emerson Electric Co.                                         5,319,037
   761,400      General Electric Co.                                        49,776,524
    23,600      General Signal Corp.                                         1,029,550
    13,600      Grainger (W.W.), Inc.                                        1,063,350
    24,400      Johnson Controls, Inc.                                       1,001,925
    29,000      National Service Industries, Inc.                            1,411,938
    18,600      Raychem Corp.                                                1,383,375
    18,500      Tandy Corp.                                                  1,036,000
    25,100      Thomas & Betts Corp.                                         1,319,319
    29,200      Tyco International Ltd.                                      2,031,225
   124,100      Westinghouse Electric Corp.                                  2,869,813
                                                                       ----------------
                                                                            70,988,856
---------------------------------------------------------------------------------------
Electronics: 4.9%
    35,500     *Advanced Micro Devices, Inc.                                 1,278,000
    23,250     *Andrew Corp.                                                   652,453
    40,600     *Applied Materials, Inc.                                      2,873,719
    87,300     *DSC Communications Corp.                                     1,945,153
    67,200     *General Instrument Corp.                                     1,680,000
    14,300      Harris Corp.                                                 1,201,200
    22,500      Honeywell,  Inc.                                             1,707,187
   190,800      Intel Corp.                                                 27,016,087
    37,900     *LSI Logic Corp.                                              1,212,800
   149,897      Lucent Technologies, Inc.                                   10,801,953
    40,700      Micron Technology, Inc.                                      1,625,456
   140,000      Motorola, Inc.                                              10,640,000
    31,600     *National Semiconductor Corp.                                   967,750
    58,000      Northern Telecom Ltd.                                        5,278,000
    18,300      Perkin-Elmer Corp.                                           1,455,994
    71,900      Scientific-Atlanta, Inc.                                     1,572,813
    42,300     *Tellabs, Inc.                                                2,360,869
    39,100      Texas Instruments, Inc.                                      3,286,844
    29,500      Thermo Electron Corp.                                        1,003,000
                                                                       ----------------
                                                                            78,559,278
---------------------------------------------------------------------------------------
Entertainment & Leisure: 0.8%
    43,600      Brunswick Corp.                                              1,362,500
   153,399      Disney (Walt) Co.                                           12,310,270
                                                                       ----------------
                                                                            13,672,770
---------------------------------------------------------------------------------------
Financial Services: 3.6%
   100,987      American Express Co.                                         7,523,531
    17,000      Beneficial Corp.                                             1,208,062
    40,200      Charles Schwab Corp.                                         1,635,638
   166,600      Federal Home Loan Mortgage Corp.                             5,726,875
   240,700      Federal National Mortgage Assoc.                            10,500,537
    23,200      Hartford Financial Services Group, Inc.                      1,919,800
    24,900      Household International, Inc.                                2,924,194
    22,300      Loews Corp.                                                  2,232,788
    71,800      Merrill Lynch & Co., Inc.                                    4,281,075
    32,800      MGIC Investment Corp.                                        1,572,350
   118,041      Morgan Stanley, Dean Witter, Discovery & Co.                 5,083,141
    22,500      Salomon, Inc.                                                1,251,563
    20,400      Transamerica Corp.                                           1,908,675
   150,265      Travelers Group, Inc.                                        9,476,087
                                                                       ----------------
                                                                            57,244,316
---------------------------------------------------------------------------------------
Food & Beverages: 6.1%
   105,400      Anheuser-Busch Co., Inc.                                     4,420,212
   134,051      Archer-Daniels-Midland Co.                                   3,150,198
    36,400      Brown-Forman Corp. Cl. B                                     1,776,775
   113,400      Campbell Soup Co.                                            5,670,000
   578,600      Coca-Cola Co.                                               39,055,500
    49,850      ConAgra, Inc.                                                3,196,631
    11,800      Coors (Adolph) Co. Cl. B                                       312,700
    27,100      CPC International, Inc.                                      2,501,669
    27,800      General Mills, Inc.                                          1,810,475
   103,700      Heinz (H.J.) Co.                                             4,783,162
    33,600      Hershey Foods Corp.                                          1,858,500
    42,600      Kellogg Co.                                                  3,647,625

                                     MSF-17

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
June 30, 1997 (unaudited)


                                                                            Value
  Shares                               Issue                              (Note 1A)
---------------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------------------------------
Food & Beverages: (Continued)
   356,600      PepsiCo, Inc.                                          $    13,394,788
    19,400      Pioneer Hi Bred International, Inc.                          1,552,000
    23,300      Quaker Oats Co.                                              1,045,588
   104,500      Sara Lee Corp.                                               4,349,813
    33,000      Sysco Corp.                                                  1,204,500
    59,800      Whitman Corp.                                                1,513,688
    29,500      Wrigley (Wm.), Jr. Co.                                       1,976,500
                                                                       ----------------
                                                                            97,220,324
---------------------------------------------------------------------------------------
Forest Products & Paper: 1.2%
    37,000      Boise Cascade Corp.                                          1,306,562
    14,600      Champion International Corp.                                   806,650
    14,700      Georgia-Pacific Corp.                                        1,255,012
    55,900      International Paper Co.                                      2,714,644
    25,700      James River Corp.                                              950,900
   118,520      Kimberly-Clark Corp.                                         5,896,370
    32,100      Louisiana-Pacific Corp.                                        678,113
    24,500      Mead Corp.                                                   1,525,125
    10,354      Stone Container Corp.                                          148,192
    16,200      Temple Inland, Inc.                                            874,800
    17,100      Union Camp Corp.                                               855,000
    18,300      Westvaco Corp.                                                 575,306
    45,200      Weyerhaeuser Co.                                             2,350,400
                                                                       ----------------
                                                                            19,937,074
---------------------------------------------------------------------------------------
Hospital Management: 0.8%
    88,800     *Beverly Enterprises, Inc.                                    1,443,000
   148,385      Columbia/HCA Healthcare Corp.                                5,833,385
    48,600     *Humana, Inc.                                                 1,123,875
    28,800      Manor Care, Inc.                                               939,600
    87,100     *Tenet Healthcare Corp.                                       2,574,894
    14,900      United Healthcare Corp.                                        774,800
                                                                       ----------------
                                                                            12,689,554
---------------------------------------------------------------------------------------
Hospital Supply: 2.9%
   177,500      Abbott Laboratories, Inc.                                   11,848,125
    62,700      Baxter International, Inc.                                   3,276,075
    29,600      Becton, Dickinson & Co.                                      1,498,500
    42,400     *Boston Scientific Corp.                                      2,604,950
    19,100      Guidant Corp.                                                1,623,500
   301,900      Johnson & Johnson                                           19,434,812
    53,800      Medtronic, Inc.                                              4,357,800
    35,100     *St. Jude Medical, Inc.                                       1,368,900
    23,000      United States Surgical Corp.                                   856,750
                                                                       ----------------
                                                                            46,869,112
---------------------------------------------------------------------------------------
Hotel & Motel: 0.4%
    87,600     *Harrah's Entertainment, Inc.                                 1,598,700
    35,300     *HFS, Inc.                                                    2,047,400
    55,500      Hilton Hotels Corp.                                          1,474,219
    27,100      Marriott International                                       1,663,263
                                                                       ----------------
                                                                             6,783,582
---------------------------------------------------------------------------------------
Household Appliances & Home Furnishings: 0.2%
    49,800      Maytag Corp.                                                 1,301,025
    58,400      Newell Co.                                                   2,314,100
     8,600      Whirlpool Corp.                                                469,238
                                                                       ----------------
                                                                             4,084,363
---------------------------------------------------------------------------------------
Household Products: 3.2%
     9,600      Clorox Co.                                                   1,267,200
    58,600      Colgate-Palmolive Co.                                        3,823,650
    45,600      Corning, Inc.                                                2,536,500
   126,100      Gillette Co.                                                11,947,975
   157,200      Procter & Gamble Co.                                        22,204,500
    51,400      Rubbermaid, Inc.                                             1,529,150
    30,200      Tupperware Corp.                                             1,102,300
    35,200      Unilever NV                                                  7,673,600
                                                                       ----------------
                                                                            52,084,875
---------------------------------------------------------------------------------------
Insurance: 3.7%
     9,470      Aegon                                                          663,512
    28,700      Aetna, Inc.                                                  2,938,162
    93,199      Allstate Corp.                                               6,803,527
    78,770      American General Corp.                                       3,761,267
   109,150      American International Group, Inc.                          16,304,281
    25,650      Aon Corp.                                                    1,327,387
    32,600      Chubb Corp.                                                  2,180,125

                                     MSF-18

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
June 30, 1997 (unaudited)


                                                                            Value
  Shares                               Issue                              (Note 1A)
---------------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------------------------------
Insurance: (Continued)
    13,500      CIGNA Corp.                                            $     2,396,250
    33,400      Conseco Co., Inc.                                            1,235,800
    45,800      Equifax, Inc.                                                1,703,187
    19,400      General Re Corp.                                             3,530,800
    32,800      Jefferson-Pilot Corp.                                        2,291,900
    13,000      Lincoln National Corp.                                         836,875
    35,600      Marsh & McLennan Cos., Inc.                                  2,540,950
    13,000      MBIA, Inc.                                                   1,466,563
    21,800      Providian Financial Corp.                                      700,325
    37,900      SAFECO Corp.                                                 1,770,641
    21,700      St. Paul Cos., Inc.                                          1,654,625
    24,500      Torchmark Corp.                                              1,745,625
    42,200      UNUM Corp.                                                   1,772,400
    99,900      USF&G Corp.                                                  2,397,600
                                                                       ----------------
                                                                            60,021,802
---------------------------------------------------------------------------------------
Liquor: 0.2%
    83,200      Seagram Ltd.                                                 3,348,800
---------------------------------------------------------------------------------------
Machinery: 1.2%
    46,000      Browning-Ferris Industries, Inc.                             1,529,500
    13,200      Case Corp.                                                     909,150
    42,500      Caterpillar, Inc.                                            4,563,437
     2,800      Cooper Industries, Inc.                                        139,300
    18,900      Cummins Engine Co., Inc.                                     1,333,631
    49,800      Deere & Co.                                                  2,732,775
    14,000      Fluor Corp.                                                    772,625
     6,000      Foster Wheeler Corp.                                           243,000
    43,200      Illinois Tool Works, Inc.                                    2,157,300
    24,100      Ingersoll-Rand Co.                                           1,488,175
    42,200      Parker Hannifin Corp.                                        2,561,013
                                                                       ----------------
                                                                            18,429,906
---------------------------------------------------------------------------------------
Metals-Aluminum: 0.3%
    33,600      Alcan Aluminium Ltd.                                         1,165,500
    37,500      Aluminum Co. of  America                                     2,826,562
    18,700      Reynolds Metals Co.                                          1,332,375
                                                                       ----------------
                                                                             5,324,437
---------------------------------------------------------------------------------------
Metals-Gold: 0.4%
    79,100      Barrick Gold Corp.                                           1,740,200
    42,100     *Echo Bay Mines Ltd.                                            242,075
    67,300      Homestake Mining Co.                                           879,106
    35,994      Newmont Mining Corp.                                         1,403,766
   111,000      Placer Dome, Inc.                                            1,817,625
                                                                       ----------------
                                                                             6,082,772
---------------------------------------------------------------------------------------
Metals-Non-Ferrous: 0.2%
    12,600      ASARCO, Inc.                                                   385,875
    76,650      Engelhard Corp.                                              1,604,859
    30,106      Inco Ltd.                                                      905,062
                                                                       ----------------
                                                                             2,895,796
---------------------------------------------------------------------------------------
Metals-Steel & Iron: 0.2%
     9,500     *Bethlehem Steel Corp.                                           99,156
    10,400      Inland Steel Industries, Inc.                                  271,700
    13,700      Nucor Corp.                                                    774,050
    45,700      USX US Steel Group                                           1,602,356
    46,600      Worthington Industries, Inc.                                   854,819
                                                                       ----------------
                                                                             3,602,081
---------------------------------------------------------------------------------------
Mining: 0.2%
    25,300      Freeport-McMoRan Copper & Gold, Inc. Cl. B                     787,462
    21,100      Phelps-Dodge Corp.                                           1,797,456
                                                                       ----------------
                                                                             2,584,918
---------------------------------------------------------------------------------------
Miscellaneous: 0.4%
    43,700      Allegheny Teldyne, Inc.                                      1,179,900
    29,300      Cognizant Corp.                                              1,186,650
    49,400      Fortune Brands , Inc.                                        1,843,237
    49,400      Gallaher Group PLC                                             910,812
    25,100      Ralston-Purina Group                                         2,062,906
                                                                       ----------------
                                                                             7,183,505
---------------------------------------------------------------------------------------
Multi-Industry: 0.8%
    25,400      Harcourt General, Inc.                                       1,209,675
    17,900     *ITT Corp.                                                    1,093,019
    31,000      ITT Industries, Inc.                                           798,250
    90,300      Minnesota Mining & Manufacturing Co.                         9,210,600
                                                                       ----------------
                                                                            12,311,544
---------------------------------------------------------------------------------------

                                     MSF-19

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
June 30, 1997 (unaudited)


                                                                            Value
  Shares                               Issue                              (Note 1A)
---------------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------------------------------
Newspapers: 0.6%
    50,300      Dow Jones & Co., Inc.                                  $     2,021,431
    26,100      Gannett Co., Inc.                                            2,577,375
    20,800      Knight-Ridder, Inc.                                          1,020,500
    26,400      New York Times Co. Cl. A                                     1,306,800
    18,900      Times Mirror Co. Cl. A                                       1,044,225
    21,400      Tribune Co.                                                  1,028,538
                                                                       ----------------
                                                                             8,998,869
---------------------------------------------------------------------------------------
Office & Business Equipment: 5.5%
    76,900     *3 Com Corp.                                                  3,458,097
    50,900     *Amdahl Corp.                                                   445,375
    31,200     *Apple Computer, Inc.                                           443,625
    39,800      Avery Dennison Corp.                                         1,596,975
    94,900     *Bay Networks, Inc.                                           2,520,781
    30,800     *Cabletron Systems, Inc.                                        872,025
    13,100     *Ceridian Corp.                                                 553,475
   155,500     *Cisco Systems, Inc.                                         10,442,797
    60,700     *Compaq Computer Corp.                                        6,024,475
    26,500     *Computer Sciences Corp.                                      1,911,313
    38,400     *Data General Corp.                                             998,400
    39,800     *Dell Computer Corp.                                          4,672,769
    58,800     *Digital Equipment Corp.                                      2,083,725
    53,400     *EMC Corp.                                                    2,082,600
   226,400      Hewlett-Packard Co.                                         12,678,400
    18,900      IKON Office Solutions, Inc.                                    471,319
    59,700     *Intergraph Corp.                                               503,719
   233,800      International Business Machines Corp.                       21,085,837
    10,000      Moore Corp. Ltd.                                               196,875
    27,200      Pitney Bowes, Inc.                                           1,890,400
    50,200     *Seagate Technology                                           1,766,413
    45,600     *Silicon Graphics, Inc.                                         684,000
    79,900     *Sun Microsystems, Inc.                                       2,973,778
    83,200     *Tandem Computers, Inc.                                       1,684,800
    61,800     *Unisys Corp.                                                   471,225
    76,200      Xerox Corp.                                                  6,010,275
                                                                       ----------------
                                                                            88,523,473
---------------------------------------------------------------------------------------
Oil & Gas Exploration: 0.1%
     1,600      Louisiana Land & Exploration Co.                                91,400
    22,600     *Santa Fe Energy Resources, Inc.                                331,938
    37,350      Union Pacific Resources Group, Inc.                            929,081
                                                                       ----------------
                                                                             1,352,419
---------------------------------------------------------------------------------------
Oil-Domestic: 1.9%
    41,500      Amerada Hess Corp.                                           2,305,844
   123,300      Amoco Corp.                                                 10,719,394
    31,100      Ashland Oil, Inc.                                            1,442,262
    75,900      Atlantic Richfield Co.                                       5,350,950
    13,900      Kerr-McGee Corp.                                               880,912
    50,000      Occidental Petroleum Corp.                                   1,253,125
    19,400      Pennzoil Co.                                                 1,488,950
    58,600      Phillips Petroleum Co.                                       2,563,750
    26,100      Tenneco, Inc.                                                1,179,394
    44,897      Unocal Corp.                                                 1,742,565
    62,200      USX-Marathon Group                                           1,796,025
                                                                       ----------------
                                                                            30,723,171
---------------------------------------------------------------------------------------
Oil-International: 5.9%
   155,400      Chevron Corp.                                               11,489,887
   583,900      Exxon Corp.                                                 35,909,850
   182,200      Mobil Corp.                                                 12,731,225
   502,400      Royal Dutch Petroleum Co.                                   27,318,000
    59,900      Texaco, Inc.                                                 6,514,125
                                                                       ----------------
                                                                            93,963,087
---------------------------------------------------------------------------------------
Oil-Services: 1.2%
    23,800      Baker Hughes, Inc.                                             920,762
    39,400      Coastal Corp.                                                2,095,587
    63,200      Dresser Industries, Inc.                                     2,354,200
    27,000      Halliburton Co.                                              2,139,750
    14,100      Helmerich & Payne, Inc.                                        812,512
    21,300      McDermott International, Inc.                                  621,694
    76,900      Rowan Cos., Inc.                                             2,167,619
    52,300      Schlumberger Ltd.                                            6,537,500
    14,500      Western Atlas, Inc.                                          1,062,125
                                                                       ----------------
                                                                            18,711,749
---------------------------------------------------------------------------------------

                                     MSF-20

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
June 30, 1997 (unaudited)


                                                                            Value
  Shares                               Issue                              (Note 1A)
---------------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------------------------------
Photography: 0.4%
    69,900      Eastman Kodak Co.                                      $     5,364,825
    21,200      Polaroid Corp.                                               1,176,600
                                                                       ----------------
                                                                             6,541,425
---------------------------------------------------------------------------------------
Pollution Control: 0.2%
    89,600      Waste Management, Inc.                                       2,878,400
---------------------------------------------------------------------------------------
Printing & Publishing: 0.3%
    18,700      American Greetings Corp. Cl. A                                 693,069
    25,100      Donnelley (R.R.) & Sons Co.                                    919,287
    29,300      Dun & Bradstreet Corp.                                         769,125
    16,000      McGraw-Hill Cos., Inc.                                         941,000
    30,400      Meredith Corp.                                                 881,600
                                                                       ----------------
                                                                             4,204,081
---------------------------------------------------------------------------------------
Restaurant: 0.5%
    17,100      Darden Restaurants, Inc.                                       154,969
   154,200      McDonald's Corp.                                             7,449,788
    24,100      Wendy's International, Inc.                                    625,094
                                                                       ----------------
                                                                             8,229,851
---------------------------------------------------------------------------------------
Retail Grocery: 0.5%
    53,900      Albertson's, Inc.                                            1,967,350
    25,100      American Stores Co.                                          1,239,312
    50,595      Fleming Cos., Inc.                                             910,710
    21,400      Giant Foods, Inc. Cl. A                                        698,175
    58,800     *Kroger Co.                                                   1,705,200
    60,300      Winn-Dixie Stores, Inc.                                      2,246,175
                                                                       ----------------
                                                                             8,766,922
---------------------------------------------------------------------------------------
Retail Trade: 4.2%
   123,400     *Charming Shoppes, Inc.                                         645,922
    35,300      Circuit City Stores, Inc.                                    1,255,356
    29,767     *Costco Cos., Inc.                                              979,520
    31,400      CVS Corp.                                                    1,609,250
    40,800      Dayton-Hudson Corp.                                          2,170,050
    65,100      Dillards, Inc. Cl. A                                         2,254,087
    44,500     *Federated Department Stores                                  1,546,375
   103,733      Home Depot, Inc.                                             7,151,094
    71,000     *K Mart Corp.                                                   869,750
    59,900      Limited, Inc.                                                1,212,975
       200      Longs Drug Stores Corp.                                          5,238
    30,100      Lowes Cos., Inc.                                             1,117,463
    51,900      May Department Stores Co.                                    2,452,275
    28,600      Mercantile Stores Co., Inc.                                  1,800,013
    40,800      Nordstrom, Inc.                                              2,001,750
    48,400      Penney (J.C.) Co., Inc.                                      2,525,875
    38,600      Pep Boys-Manny, Moe & Jack                                   1,314,813
    32,500      Rite-Aid Corp.                                               1,620,938
    85,600      Sears, Roebuck & Co.                                         4,601,000
    65,300      SuperValu, Inc.                                              2,252,850
    50,900      The Gap, Inc.                                                1,978,738
    50,000      TJX Cos., Inc.                                               1,318,750
    63,100     *Toys 'R Us, Inc.                                             2,208,500
   520,100      Wal-Mart Stores, Inc.                                       17,585,881
    44,600      Walgreen Co.                                                 2,391,675
    65,300     *Woolworth Corp.                                              1,567,200
                                                                       ----------------
                                                                            66,437,338
---------------------------------------------------------------------------------------
Software: 3.1%
    73,900      Computer Associates International, Inc.                      4,115,306
   279,800     *Microsoft Corp.                                             35,385,956
    97,500     *Novell, Inc.                                                   674,883
   151,700     *Oracle Systems Corp.                                         7,637,147
    30,800     *Parametric Technology Corp.                                  1,309,963
                                                                       ----------------
                                                                            49,123,255
---------------------------------------------------------------------------------------
Textiles & Apparel: 0.5%
    23,500      Liz Claiborne, Inc.                                          1,095,688
    55,600      Nike, Inc. Cl. B                                             3,245,650
    19,800     *Reebok International Ltd.                                      925,650
     4,200      Russell Corp.                                                  124,425
     1,500      Springs Industries, Inc.                                        79,125
     7,000      Stride Rite Corp.                                               90,125
    23,100      VF Corp.                                                     1,957,725
                                                                       ----------------
                                                                             7,518,388
---------------------------------------------------------------------------------------

                                     MSF-21

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
June 30, 1997 (unaudited)


                                                                            Value
  Shares                               Issue                              (Note 1A)
---------------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------------------------------
Tires & Rubber: 0.2%
    44,200      Cooper Tire & Rubber Co.                               $       972,400
    21,900      Goodrich (B.F.) Co.                                            948,544
    26,400      Goodyear Tire & Rubber Co.                                   1,671,450
                                                                       ----------------
                                                                             3,592,394
---------------------------------------------------------------------------------------
Tobacco: 1.7%
   583,900      Philip Morris Cos., Inc.                                    25,910,563
    37,400      UST, Inc.                                                    1,037,850
                                                                       ----------------
                                                                            26,948,413
---------------------------------------------------------------------------------------
Toys & Amusements: 0.2%
    41,850      Hasbro, Inc.                                                 1,187,494
    49,213      Mattel, Inc.                                                 1,667,090
                                                                       ----------------
                                                                             2,854,584
---------------------------------------------------------------------------------------
Transportation-Airlines: 0.4%
    14,800     *AMR Corp.                                                    1,369,000
    13,600      Delta Air Lines, Inc.                                        1,115,200
    69,900      Southwest Airlines Co.                                       1,808,663
    53,600     *USAirways Group, Inc.                                        1,876,000
                                                                       ----------------
                                                                             6,168,863
---------------------------------------------------------------------------------------
Transportation-Railroad: 0.8%
    36,301      Burlington Northern Santa Fe Corp.                           3,262,552
    46,700      CSX Corp.                                                    2,591,850
    29,200      Norfolk Southern Corp.                                       2,941,900
    56,200      Union Pacific Corp.                                          3,962,100
                                                                       ----------------
                                                                            12,758,402
---------------------------------------------------------------------------------------
Transportation-Trucking: 0.1%
    35,800      Ryder Systems, Inc.                                          1,181,400
---------------------------------------------------------------------------------------
Utilities-Electric: 2.2%
    27,400      American Electric Power Co., Inc.                            1,150,800
    28,700      Baltimore Gas & Electric Co.                                   765,931
    18,800      Carolina Power & Light Co.                                     674,450
    36,000      Central & South West Corp.                                     765,000
    66,792      CINergy Corp.                                                2,325,196
    32,200      Consolidated Edison Co. of New York, Inc.                      947,887
    22,600      Dominion Resources, Inc.                                       827,725
    48,000      DTE Energy Co.                                               1,326,000
   108,535      Duke Energy Corp.                                            5,202,874
    89,500      Edison International                                         2,226,312
    29,400      Entergy Corp.                                                  804,825
    27,900      FPL Group, Inc.                                              1,285,144
    55,100      GPU, Inc.                                                    1,976,712
    28,400      Houston Industries, Inc.                                       608,825
    96,000     *Niagara Mohawk Power Corp.                                     822,000
    37,000      Northern States Power Co.                                    1,914,750
    30,400      Ohio Edison Co.                                                663,100
    49,400      PacifiCorp                                                   1,086,800
    66,800      PG&E Corp.                                                   1,619,900
    29,800      PP&L Resources, Inc.                                           594,138
    33,500      Public Service Enterprise Group, Inc.                          837,500
   160,300      Southern Co.                                                 3,506,563
    39,000      Texas Utilities Co.                                          1,343,063
    42,900      Unicom Corp.                                                   954,525
    21,500      Union Electric Co.                                             810,281
                                                                       ----------------
                                                                            35,040,301
---------------------------------------------------------------------------------------
Utilities-Gas Distribution & Pipelines: 0.8%
     2,400      Burlington Resources, Inc.                                     105,900
    17,000      Columbia Gas Systems, Inc.                                   1,109,250
    21,100      Consolidated Natural Gas Co.                                 1,135,444
    57,500      Enron Corp.                                                  2,346,719
    64,200      ENSERCH Corp.                                                1,428,450
    21,700      NICOR, Inc.                                                    778,488
    54,379      NorAm Energy Corp.                                             829,280
    35,088      ONEOK, Inc.                                                  1,129,395
    44,500      Pacific Enterprises                                          1,496,313
    24,900      Peoples Energy Corp.                                           932,194
    27,800      Sonat, Inc.                                                  1,424,750
                                                                       ----------------
                                                                            12,716,183
---------------------------------------------------------------------------------------
Utilities-Telephone: 6.1%
    98,700     *AirTouch Communications, Inc.                                2,701,912
    42,300      ALLTEL Corp.                                                 1,414,406
   135,700      Ameritech Corp.                                              9,219,119
   376,835      AT&T Corp.                                                  13,212,777

                                     MSF-22

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
June 30, 1997 (unaudited)


                                                                            Value
  Shares                               Issue                              (Note 1A)
---------------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------------------------------
Utilities-Telephone: (Continued)
    93,600      Bell Atlantic Corp.                                     $    7,101,900
   252,500      BellSouth Corp.                                             11,709,687
    52,900      Frontier Corp.                                               1,054,694
   228,100      GTE Corp.                                                   10,007,887
   143,100      MCI Communications Corp.                                     5,478,047
   111,800      NYNEX Corp.                                                  6,442,475
   208,347      SBC Communications, Inc.                                    12,891,471
    93,800      Sprint Corp.                                                 4,936,225
    94,700      U.S. West, Inc.-Communications Group                         3,569,007
   229,800     *WorldCom, Inc.                                               7,346,419
                                                                        ---------------
                                                                            97,086,026
                TOTAL COMMON STOCK
                (Cost: $1,058,080,157) .............................     1,596,441,608
                                                                        ---------------
---------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 0.3%
---------------------------------------------------------------------------------------
 5,175,000      U.S. Treasury Bills, 4.84% to 5.05% with maturities
                to 8/28/97                                                   5,137,743
                                                                        ---------------
                TOTAL SHORT TERM OBLIGATIONS
                (Cost: $5,137,743) .................................         5,137,743
                                                                        ---------------
---------------------------------------------------------------------------------------
                TOTAL INVESTMENTS: 100.1%
                (Cost: $1,063,217,900) .............................     1,601,579,351
                OTHER ASSETS LESS LIABILITIES: (0.1)%...............          (855,830)
                                                                        ---------------
                TOTAL NET ASSETS: 100.0%............................    $1,600,723,521
                                                                        ===============
---------------------------------------------------------------------------------------

                           *Non-income producing security.

                          See Notes to Financial Statements.

                                     MSF-23

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
GFM INTERNATIONAL STOCK PORTFOLIO
June 30, 1997 (unaudited)

                                                                            Value
  Shares                                Issue                             (Note 1A)
--------------------------------------------------------------------------------------
COMMON STOCK: 96.1%
--------------------------------------------------------------------------------------
Australia: 6.2%
   201,000      Amcor Ltd.                                              $    1,336,771
   760,000     *Australia National Industries                                  930,479
   170,000      Broken Hill Proprietary Co.                                  2,503,127
   370,000      GIO Australia Holdings                                       1,146,473
    80,000      Lend Lease Corp.                                             1,692,880
   180,000      National Australia Bank                                      2,580,584
   310,000      News Corp. Ltd. ADS                                          1,487,694
 1,200,000     *Normandy Mining Ltd.                                         1,351,281
   465,000     *North Ltd.                                                   1,774,690
   110,000     *Rio Tinto Ltd.                                               1,877,132
   760,000     *Savage Resources                                               689,244
   152,000     *Westpac Banking Ltd.                                           915,546
   145,000      WMC Ltd.                                                       915,024
   250,000      Woolworths Ltd.                                                821,878
                                                                        --------------
                 Total Investments in Australia                             20,022,803
--------------------------------------------------------------------------------------
Austria: 0.8%
    10,000      Bohler Uddeholm AG                                             775,472
     6,000      EVN Energie-Versorgung AG                                      773,026
    25,000     *VA Stahl AG                                                  1,132,425
                                                                        --------------
                 Total Investments in Austria                                2,680,923
--------------------------------------------------------------------------------------
Belgium: 1.3%
     6,000     *Arbed SA                                                       708,964
     6,375      GPE Bruxelles                                                1,068,406
     3,500      Kredietbank                                                  1,410,506
    10,400      Society Generale De Belgique                                   971,206
                                                                        --------------
                 Total Investments in Belgium                                4,159,082
--------------------------------------------------------------------------------------
Canada: 0.3%
   282,330   ++*Isleinvest Ltd.                                                920,008
                                                                        --------------
                 Total Investments in Canada                                   920,008
--------------------------------------------------------------------------------------
China: 1.0%
   595,000     *Advanced Material Resources Ltd.                             1,572,649
 1,670,000     *Beijing Datang Power Generation Co. Ltd.                       770,623
   450,000     *First Tractor Co. Cl. H                                        296,232
 1,650,000      Guangshen Railway                                              724,123
                                                                        --------------
                 Total Investments in China                                  3,363,627
--------------------------------------------------------------------------------------
Denmark: 0.0%
        60      Novo-Nordisk AS                                                  6,542
                                                                        --------------
                 Total Investments in Denmark                                    6,542
--------------------------------------------------------------------------------------
France: 9.2%
     9,500      Air Liquide                                                  1,508,244
    18,240      Alcatel Alsthom                                              2,284,384
    37,600      AXA UAP                                                      2,338,523
     4,750     *Axime                                                          561,752
    21,350      Cap Gemini                                                   1,126,227
    20,000      Cie Financiere Paribas Cl. A                                 1,381,728
    24,000      Credit Commercial de France                                  1,016,897
    13,300      Danone                                                       2,197,543
    16,900     *Dexia France                                                 1,644,937
    14,500     *Eaux Cie Generale                                            1,857,930
    14,500     *Eaux Cie Generale (Wts.)                                         8,685
    18,750      Elf Aquitaine SA                                             2,022,819
    30,000      Lafarge SA                                                   1,865,843
    24,000      Michelin Cl. B                                               1,441,217
    11,625      Saint-Gobain                                                 1,695,275
    28,000     *Schneider SA                                                 1,490,360
    20,000      Total SA Cl. B                                               2,021,543
    10,000      Union Assured                                                1,175,830
    75,500      Usinor Sacilor                                               1,361,819
    15,000      Valeo SA                                                       931,645
                                                                        --------------
                 Total Investments in France                                29,933,201
--------------------------------------------------------------------------------------
Germany: 8.8%
    18,250     *Allianz AG Holdings                                          3,819,305
    63,090      BASF AG                                                      2,331,375
    31,700      Bayer AG                                                     1,218,126
    80,000      Commerzbank AG                                               2,265,925
    30,960      Daimler-Benz AG                                              2,511,806
    16,800      Deutsche Bank AG                                               981,549
    57,100      Deutsche Telekom                                             1,375,036
    13,000      Deutsche Pfandbrief                                            747,606
    38,500      Lufthansa AG                                                   738,389
     3,150      Man AG                                                         969,870

                                     MSF-24

------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
------------------------------------------------------------------------------
Schedule of Investments
------------------------------------------------------------------------------
GFM INTERNATIONAL STOCK PORTFOLIO
June 30, 1997 (unaudited)


                                                                            Value
  Shares                                Issue                             (Note 1A)
---------------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------------------------------
Germany: (Continued)
    35,100     *Metallgesellschaft AG                                   $      730,537
    53,500      Siemens AG                                                   3,176,380
     9,200      Thyssen AG                                                   2,178,545
     5,000     *Viag AG                                                      2,273,379
     4,185      Volkswagen AG                                                3,208,156
                                                                        ---------------
                 Total Investments in Germany                               28,525,984
---------------------------------------------------------------------------------------
Hong Kong: 1.1%
   200,000      Hutchison Whampoa, Ltd.                                      1,729,635
   160,000      Swire Pacific Ltd. Cl. A                                     1,440,502
   200,000      Swire Pacific Ltd. Cl. B                                       303,331
                                                                        ---------------
                 Total Investments in Hong Kong                              3,473,468
---------------------------------------------------------------------------------------
Indonesia: 0.2%
    27,000     *Indosat ADR                                                    808,313
                                                                        ---------------
                 Total Investments in Indonesia                                808,313
---------------------------------------------------------------------------------------
Italy: 2.8%
    46,250     *Assicuraziono Generali                                         840,874
   175,000      Banca Populare Di Milano                                     1,048,721
   940,000      Credito Italiano                                             1,720,082
   138,000      Edison SPA                                                     686,521
   278,700      ENI SPA                                                      1,578,333
    16,650     *Gucci Group NV                                               1,071,844
   376,500      Stet                                                         2,193,113
                                                                        ---------------
                 Total Investments in Italy                                  9,139,488
---------------------------------------------------------------------------------------
Japan: 29.3%
   185,000     *Amada Co., Ltd.                                              1,630,169
   361,000     *Asahi Bank Ltd.                                              3,070,799
   177,000     *Bank Of Tokyo                                                3,551,736
   492,000     *Clarion Co.                                                  2,279,288
   385,000     *Dai-Ichi Kangyo Bank Ltd.                                    5,239,923
    77,000     *Dai-Nippon Printing Co., Ltd.                                1,739,923
   200,000     *Daito Trust                                                  2,355,610
   537,000     *Daiwa Bank                                                   2,543,980
    38,000     *Fuji Machine Manufacturing Co.                               1,375,851
   140,000      Fujikura                                                     1,306,927
    42,000     *Ines Corp.                                                     747,514
    55,000     *Intec, Inc.                                                    734,165
       250     *Japan Tobacco, Inc.                                          1,973,914
   186,000     *Kao Corp.                                                    2,580,178
   340,000     *Kenwood Corp.                                                1,634,444
   465,000     *Kubota Ltd.                                                  2,275,912
   476,000     *Kumagai-Gumi Co., Ltd.                                         793,195
    38,000     *Kyocera Corp.                                                3,016,926
   122,000      Mitsubishi Estate Co. Ltd.                                   1,766,882
   207,000     *Mitsubishi Heavy Industries Ltd.                             1,587,446
   287,000      Mitsui & Co. Ltd.                                            2,754,319
   848,000     *Mitsui Engineering & Shipbuilding Co. Ltd.                   1,849,590
   125,000     *Mitsumi Electric                                             2,977,229
       470     *Nippon Telephone & Telegraph Corp.                           4,510,557
   577,250      Nissan Fire & Marine Insurance                               3,172,810
    90,000     *Nitto Denko Corp.                                            1,751,003
   548,000      Nomura Securities                                            7,554,005
    84,000      Ono Pharmaceutical                                           2,960,740
    70,000      Pioneer Electronic Corp.                                     1,697,784
    22,000     *Secom Co.                                                    1,614,204
   110,000     *Sharp Corp.                                                  1,516,315
    15,000     *Shima Seiki Manufacturing Co.                                  658,262
   100,000      Sumitomo Electric Industries                                 1,675,100
   370,000     *Teijin Ltd.                                                  1,743,151
    77,600     *THK Co.                                                      1,326,959
   250,000     *Toko, Inc.                                                   1,548,595
    76,000     *Tokyo Electric Power                                         1,597,976
    78,000     *Tokyo Nissan Auto Sales Co. Ltd.                               325,964
   131,000     *Tokyo Steel Manufacturing                                    1,462,921
   135,000     *Toto Ltd.                                                    1,660,705
    65,000     *Yamanouchi Pharmaceuticals Ltd.                              1,746,641
   270,000     *Yasuda Fire & Marine                                         1,813,820
   887,000     *Yasuda Trust & Banking                                       3,389,513
   190,000     *Yokogawa Electric                                            1,649,363
                                                                        ---------------
                 Total Investments in Japan                                 95,162,308
---------------------------------------------------------------------------------------

                                     MSF-25

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
GFM INTERNATIONAL STOCK PORTFOLIO
June 30, 1997 (unaudited)


                                                                            Value
  Shares                                Issue                             (Note 1A)
---------------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------------------------------
Malaysia: 0.0%
    40,000      Commerce Asset Holdings Bhd.                            $        6,181
    25,000      Commerce Asset Holdings (Wts.)                                     891
                                                                        ---------------
                 Total Investments in Malaysia                                   7,072
---------------------------------------------------------------------------------------
Mexico: 0.5%
    14,000      Banco Latinoamericano de Exportaciones SA Cl. E                603,750
   125,000      Grupo Carso SA de CV Cl. A                                     872,916
                                                                        ---------------
                 Total Investments in Mexico                                 1,476,666
---------------------------------------------------------------------------------------
Netherlands: 5.9%
   100,000      ABN AMRO Holdings NV                                         1,864,588
    23,500      Ahold Kon NV                                                 1,982,577
    12,500      Akzo Nobel NV                                                1,713,027
    90,000      ING Groep NV                                                 4,149,473
    53,000     *Koninklijke PTT                                              2,079,067
   110,400      Royal Dutch Petroleum                                        5,742,442
    80,000      Ver Ned Uitgevers                                            1,768,811
                                                                        ---------------
                 Total Investments in Netherlands                           19,299,985
---------------------------------------------------------------------------------------
Norway: 0.6%
    30,430     *Kvaerner Industries Cl. A                                    1,841,361
                                                                        ---------------
                 Total Investments in Norway                                 1,841,361
---------------------------------------------------------------------------------------
Philippines: 0.3%
    13,500      Philippine Long Distance Telephone Co. ADR                     867,375
                                                                        ---------------
                 Total Investments in Philippines                              867,375
---------------------------------------------------------------------------------------
Portugal: 0.0%
     3,800     *Electricidade de Portugal                                       69,735
                                                                        ---------------
                 Total Investments in Portugal                                  69,735
---------------------------------------------------------------------------------------
Singapore: 1.2%
   150,000      City Development Ltd.                                        1,468,840
    85,000      Development Bank of Singapore Ltd.                           1,070,155
    66,250      Keppel Corp. Cl. A                                             287,298
    90,000      United Overseas Bank Ltd.                                      925,369
                                                                        ---------------
                 Total Investments in Singapore                              3,751,662
---------------------------------------------------------------------------------------
South Korea: 1.6%
    57,000    +*Kookmin Bank GDR 144A                                        1,239,750
   330,000    +*LG Electronics, Inc. GDR 144A                                1,930,500
    72,000    +*Samsung Electronics Ltd. 144A                                1,944,000
     1,028    +*Samsung Electronics Ltd. 144A                                   27,684
                                                                        ---------------
                 Total Investments in South Korea                            5,141,934
---------------------------------------------------------------------------------------
Spain: 3.1%
    11,500      Acerinox SA                                                  2,154,835
    25,000      Banco Bilbao Vizcaya SA                                      2,030,879
     5,300      Banco Popular Espagnol SA                                    1,298,473
    29,500      Repsol SA                                                    1,247,268
    28,750     *Tabacalera SA Cl. A                                          1,543,349
    61,800      Telefonica de Espagna                                        1,786,685
                                                                        ---------------
                 Total Investments in Spain                                 10,061,489
---------------------------------------------------------------------------------------
Sweden: 1.1%
   100,000      ABB AB Cl. A                                                 1,402,624
    58,250      Skandia Foersaekrings AB                                     2,146,112
                                                                        ---------------
                 Total Investments in Sweden                                 3,548,736
---------------------------------------------------------------------------------------
Switzerland: 5.9%
    11,100     *Ciba Specialty Chemicals AG                                  1,026,370
    10,000      Credit Suisse Group                                          1,284,247
     1,053      Holderbank Financiere Glarus AG                                994,580
     3,120      Nestle SA                                                    4,115,836
     3,500      Novartis AG                                                  5,595,206
       300      Roche Holdings AG                                            2,713,356
     5,500     *Schweiz Bankverein AG                                        1,471,062
       675     *Sudelektra Holdings                                            577,911
     3,500      Zurich Versicherung                                          1,392,808
                                                                        ---------------
                 Total Investments in Switzerland                           19,171,376
---------------------------------------------------------------------------------------
Ukraine: 0.2%
 1,100,000   ++*Ashurst Technology Ltd.                                        597,415
                                                                        ---------------
                 Total Investments in Ukraine                                  597,415
---------------------------------------------------------------------------------------
United Kingdom: 14.7%
   405,000      Arjo Wiggins Appleton PLC                                    1,180,282
   110,000      Bass PLC                                                     1,342,732
   345,000      BAT Industries PLC                                           3,088,093
   270,000      BG PLC                                                         989,189
   105,000      BOC Group PLC                                                1,824,629
   210,000     *British Biotech PLC                                            786,855
   395,000      British Petroleum Co. PLC                                    4,913,721
   472,000      British Telecommunications PLC                               3,505,659
   175,000      Cable & Wireless PLC                                         1,602,852

                                     MSF-26

------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
------------------------------------------------------------------------------
Schedule of Investments
------------------------------------------------------------------------------
GFM INTERNATIONAL STOCK PORTFOLIO
June 30, 1997 (unaudited)

                                                                            Value
  Shares                                Issue                             (Note 1A)
---------------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------------------------------
United Kingdom: (Continued)
   104,000      Commercial Union PLC                                    $    1,093,703
    66,000     *Enterprise Oil                                                 739,693
   299,400   ++*Euro Sales Finance Cl. A                                       623,239
   250,500      Glaxo Wellcome PLC                                           5,183,187
   140,000     *Great University Stores                                      1,421,001
   250,000      Guinness PLC                                                 2,447,993
   250,000     *J. Sainsbury PLC                                             1,515,424
   615,000     *Kemgas International Ltd.                                      779,355
    74,000      Land Securities                                              1,047,474
   196,000      Marks & Spencer PLC                                          1,625,467
   126,000      Morgan Crucible Co.                                            935,833
   170,000      National Westminster Bank PLC                                2,286,042
   262,000      Northern Foods                                                 868,255
   145,000     *P & O                                                        1,443,983
   148,000      Rank Group PLC                                                 937,798
   231,000      Rolls Royce PLC                                                880,928
   122,500      Sun Life & Provincial Holding PLC                              624,238
   140,000      Unilever PLC                                                 4,007,714
                                                                        ---------------
                 Total Investments in United Kingdom                        47,695,339
                                                                        ---------------
                 TOTAL COMMON STOCK
                 (Cost: $269,577,918) ................................     311,725,892
                                                                        ---------------
---------------------------------------------------------------------------------------
PREFERRED STOCK: 0.5%
---------------------------------------------------------------------------------------
Germany: 0.4%
     3,100      Gea AG                                                       1,201,537
                                                                        ---------------
                 Total Investments in Germany                                1,201,537
---------------------------------------------------------------------------------------
United Kingdom: 0.1%
   295,000      Upton & Southern Holdings PLC Cum. Cvt. Pfd.                   493,720
                                                                        ---------------
                 Total Investments in United Kingdom                           493,720
                                                                        ---------------
                 TOTAL PREFERRED STOCK
                 (Cost: $1,561,695) ..................................       1,695,257
                                                                        ---------------
---------------------------------------------------------------------------------------

                Face                             Interest    Maturity       Value
               Amount             Issue            Rate        Date       (Note 1A)
---------------------------------------------------------------------------------------
CORPORATE BONDS: 0.3%
---------------------------------------------------------------------------------------
France      $ 4,822,400  Cap Gemini                   3.500%  12/31/99  $      820,597
                                                                        ---------------
                 TOTAL CORPORATE BONDS
                 (Cost: $820,597) ....................................         820,597
                                                                        ---------------
---------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS: 96.9%
                 (Cost: $271,960,210) ................................     314,241,746
                 OTHER ASSETS LESS LIABILITIES: 3.1%..................      10,177,004
                                                                        ---------------
                 TOTAL NET ASSETS: 100.0%.............................  $  324,418,750
                                                                        ===============
---------------------------------------------------------------------------------------

                        *Non-income producing security.
                            ++Illiquid Securities.
                      +Restricted Securities see note 2.

Additional information on restricted securities as follows:

                                                                       Valuation
                                    Acquisition     Acquisition          as of
              Issue                    Date            Cost          June 30, 1997
              -----                    ----            ----          -------------
Kookmin Bank GDR 144A . . . . . .     6/5/97      $      1,220,250   $     1,239,750

LG Electronics, Inc. GDR 144A . .     5/21/97            1,664,184         1,930,500

Samsung Electronics Ltd. 144A . .     1/17/97            1,672,750         1,944,000

Samsung Electronics Ltd. 144A . .     6/25/97               28,681            27,684

The aggregate value of restricted securities at June 30, 1997 was $5,141,934 or 1.58% of the GFM International Stock Portfolio's net assets.

       ADR (American depository receipt) represents ownership of foreign securities.
                      See Notes to Financial Statements.

                                     MSF-27

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Industry Diversification
--------------------------------------------------------------------------------
GFM INTERNATIONAL STOCK PORTFOLIO
As a Percentage of Total Value of Investments

Automotive..........................................................     2.12%
Banking.............................................................    14.83%
Broadcasting........................................................     0.47%
Building & Construction.............................................     0.25%
Business Services...................................................     1.27%
Chemicals...........................................................     4.13%
Construction Materials..............................................     1.98%
Drugs & Health Care.................................................     6.04%
Electrical Equipment................................................     1.98%
Electronics.........................................................     8.40%
Entertainment & Leisure.............................................     0.59%
Financial Services..................................................     5.42%
Food & Beverages....................................................     5.26%
Forest Products & Paper.............................................     0.80%
General Business....................................................     0.88%
Insurance...........................................................     6.23%
Machinery...........................................................     3.74%
Metals-Gold.........................................................     0.43%
Metals-Non-Ferrous..................................................     1.95%
Metals-Steel & Iron.................................................     4.14%
Mining..............................................................     0.22%
Miscellaneous.......................................................     0.37%
Multi-Industry......................................................     3.41%
Oil & Gas Exploration...............................................     1.28%
Oil-International...................................................     4.54%
Printing & Publishing...............................................     1.12%
Real Estate.........................................................     3.22%
Retail Trade........................................................     2.95%
Shipbuilding........................................................     0.59%
Telecommunications Equipment & Services.............................     1.49%
Textiles & Apparel..................................................     0.55%
Tires & Rubber......................................................     0.46%
Tobacco.............................................................     0.63%
Transportation-Airlines.............................................     0.23%
Transportation-Railroad.............................................     0.23%
Transportation-Shipping.............................................     0.46%
Utilities-Electric..................................................     1.24%
Utilities-Gas Distribution & Pipelines..............................     0.32%
Utilities-Miscellaneous.............................................     0.59%
Utilities-Telephone.................................................     5.19%
                                                                        ======
                                                                        100.0%
                                                                        ======

                      See Notes to Financial Statements.

                                    MSF-28

--------------------------------------------------------------------------------
Metroplitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO
June 30, 1997 (unaudited)

                                                                       Value
   Shares                     Issue                                   (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 1.6%
--------------------------------------------------------------------------------
Banking: 0.9%
  26,000,000       Siam Commercial Bank PLC                         $    106,389
--------------------------------------------------------------------------------
Computer Equipment & Service: 0.1%
       1,300       Learning Co., Inc.                                     12,188
--------------------------------------------------------------------------------
Utilities-Electric: 0.6%
       4,000       Eastern Utilities Associates                           73,000
                                                                    ------------
                   TOTAL COMMON STOCK
                   (Cost: $170,219) ..............................       191,577
                                                                    ------------
--------------------------------------------------------------------------------
PREFERRED STOCK: 3.9%
--------------------------------------------------------------------------------
Broadcasting: 1.4%
       1,614       Cablevision Systems Corp.                             162,207
--------------------------------------------------------------------------------
Metals-Steel & Iron: 1.5%
       4,500      +Bethleham Steel Corp. 144A                            182,250
--------------------------------------------------------------------------------
Oil-Services: 0.2%
         800       McDermott, Inc.                                        25,300
--------------------------------------------------------------------------------
Transportation-Trucking: 0.5%
       1,600       Arkansas Best Corp.                                    52,800
--------------------------------------------------------------------------------
Utilities-Electric: 0.3%
          50       Niagara Mohawk Power Corp. 4.85% pfd.                   2,700
         100       Niagara Mohawk Power Corp. 3.60% pfd.                   4,057
         100       Niagara Mohawk Power Corp.                              2,206
         200       Niagara Mohawk Power Corp.                              9,000
         200       Niagara Mohawk Power Corp. Ser. C adj. rate             4,475
         400       Niagara Mohawk Power Corp. 4.40% pfd.                  16,200
                                                                    ------------
                                                                          38,638
                                                                    ------------
                   TOTAL PREFERRED STOCK
                   (Cost: $416,699) ..............................       461,195
                                                                    ------------


--------------------------------------------------------------------------------
    Face                                        Interest  Maturity       Value
   Amount                     Issue               Rate      Date       (Note 1A)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS: 25.0%
--------------------------------------------------------------------------------
Automotive: 0.4%
$     50,000       Kia Motors Corp.             0.250%   12/31/06  $     47,500
--------------------------------------------------------------------------------
Business Services: 0.7%
     100,000      +Physicians Resource Group,
                   Inc. 144A                    6.000%   12/01/01        82,000
--------------------------------------------------------------------------------
Computer Equipment & Service: 7.7%
     550,000       Apple Computer, Inc.         6.000%    6/01/01       464,749
     540,000      +Softkey International, Inc.  5.500%   11/01/00       441,450
                   144A
                                                                    -----------
                                                                        906,199
--------------------------------------------------------------------------------
Electrical Equipment: 0.3%
$     40,000       Richardson Electronics
                   Ltd.                         7.250%   12/15/06  $     31,100
--------------------------------------------------------------------------------
Electronics: 2.5%
     350,000       Cyrix Corp.                  5.500%    6/01/01       287,000
--------------------------------------------------------------------------------
Foreign Obligations: 5.1%
      20,000       Advanced Agro Public Co.     3.500%    6/17/01        19,900
     300,000       Bangkok Bank                 3.250%    3/03/04       231,750
      50,000       Empresas ICA Sociedad        5.000%    3/15/04        39,500
      50,000       Loxley                       2.500%    4/04/01        43,500
     100,000       Samsung Co.                  0.250%    6/26/06       100,500
      50,000       Sappi Bvi Finance            7.500%    8/01/02        47,438
     175,000       Siam Commercial              3.250%    1/24/04       111,125
                                                                   -------------
                                                                        593,713
--------------------------------------------------------------------------------
Industrials: 1.6%
     150,000      +Exide Corp. 144A             2.900%   12/15/05        92,438
     165,000       UroMed Corp.                 6.000%   10/15/03        96,707
                                                                   -------------
                                                                        189,145
--------------------------------------------------------------------------------
Miscellaneous: 1.4%
      90,000       TPI Enterprises, Inc.        8.250%    7/15/02        78,188
     125,000       Veterinary Centers of
                   America, Inc.                5.250%    5/01/06        88,750
                                                                   -------------
                                                                        166,938
--------------------------------------------------------------------------------
Restaurant: 0.6%
     175,000       Shoney's, Inc.               0.000%    4/11/04        75,250
--------------------------------------------------------------------------------
Retail Trade: 0.7%
     100,000       Jacobson Stores, Inc.        6.750%   12/15/11        86,250
--------------------------------------------------------------------------------
Textiles & Apparel: 0.7%
     100,000       Fieldcrest Cannon, Inc.      6.000%    3/15/12        79,500
--------------------------------------------------------------------------------
Transportation-Trucking: 0.8%
     160,000       Worldway Corp.               6.250%    4/15/11        96,000
--------------------------------------------------------------------------------
Utilities-Telephone: 2.5%
     400,000       Broadband Technologies,
                   Inc.                         5.000%    5/15/01       292,000
                                                                   -------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost: $2,951,755) ..........................      2,932,595
--------------------------------------------------------------------------------

                                    MSF-29

--------------------------------------------------------------------------------
Metroplitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO
June 30, 1997 (unaudited)


    Face                                        Interest  Maturity       Value
   Amount                     Issue               Rate      Date       (Note 1A)
--------------------------------------------------------------------------------
CORPORATE BONDS: 42.8%
-------------------------------------------------------------------------------
Broadcasting: 4.4%
$    100,000       CBS Inc.                        7.125%   11/01/23  $   86,262
     150,000       Comcast Corp.                   1.125%    4/15/07      87,000
     350,000       Tele-Communications, Inc.       7.875%    8/01/13     341,723
                                                                      ----------
                                                                         514,985
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations: 0.8%
     100,000       Dr Structured Finance Corp.     8.375%    8/15/15      92,500
--------------------------------------------------------------------------------
Electronics: 5.0%
     450,000      +Cirrus Logic, Inc. 144A         6.000%   12/15/03     325,688
     275,000       Westinghouse Electric Corp.     7.875%    9/01/23     254,859
                                                                      ----------
                                                                         580,547
--------------------------------------------------------------------------------
Entertainment & Leisure: 0.7%
     100,000       Bell Sports Corp.               4.250%   11/15/00      85,250
--------------------------------------------------------------------------------
Food & Beverages: 5.2%
     100,000       Borden, Inc.                    7.875%    2/15/23      90,829
      45,000       Flagstar Corp.                 11.250%   11/01/04      18,450
     200,000       RJR Nabisco, Inc.               8.750%    8/15/05     202,990
     300,000       RJR Nabisco, Inc.               8.500%    7/01/07     298,407
                                                                      ----------
                                                                         610,676
--------------------------------------------------------------------------------
Hospital Supply: 0.7%
     100,000       NABI                            6.500%    2/01/03      81,625
--------------------------------------------------------------------------------
Industrials: 5.3%
     200,000       Digital Equipment Corp.         8.625%   11/01/12     203,306
     200,000       Digital Equipment Corp.         7.750%    4/01/23     183,222
      50,000       Glycomed, Inc.                  7.500%    1/01/03      43,000
      50,000       Paging Network Sr. Sub.         8.875%    2/01/06      45,500
     150,000       Pope & Talbot, Inc.             8.375%    6/01/13     142,977
                                                                      ----------
                                                                         618,005
--------------------------------------------------------------------------------
 Metals-Steel & Iron: 2.2%
      50,000       Geneva Steel Co.               11.125%    3/15/01      45,000
      29,000       Midland Ross Corp.              6.000%    2/15/07      18,850
     200,000       Molten Metal Technology,
                   Inc.                            5.500%    5/01/06      74,000
     135,000       Republic Engineered
                   Steels, Inc.                    9.875%   12/15/01     124,875
                                                                      ----------
                                                                         262,725
--------------------------------------------------------------------------------
Oil-International: 0.6%
     100,000       Sangyong Oil Refining Co.
                   Ltd.                            3.000%   12/31/04      68,125
--------------------------------------------------------------------------------
Pollution Control: 1.0%
     125,000       Envirotest Systems Corp.        9.625%    4/01/03     113,125
--------------------------------------------------------------------------------
Retail Trade: 0.7%
     100,000       Dillon Reed                     7.430%    8/15/18      83,250
--------------------------------------------------------------------------------
Telecommunications Equipment & Services: 8.0%
     855,000       Arch Communications Group,
                   Inc.                            1.000%    3/15/08     453,150
     230,000       Century Communications
                   Corp.                           0.000%    3/15/03     136,850
     210,000       Nextel Communications, Inc.     1.000%    8/15/04     160,650

     200,000       TCI Communications, Inc.        7.875%    2/15/26     192,200
                                                                      ----------
                                                                         942,850
--------------------------------------------------------------------------------
 Utilities-Telephone: 8.2%
     550,000       Intercel, Inc.                  1.000%    5/01/06     345,125
     150,000       Intercel, Inc.                  1.000%    2/01/06      96,187
     160,000       Lenfest Communications,
                   Inc.                            8.375%   11/01/05     157,600
     500,000       Telewest PLC                    1.000%   10/01/07     360,000
                                                                      ----------
                                                                         958,912
                                                                      ----------
                   TOTAL CORPORATE BONDS
                   (Cost: $4,922,510) .............................    5,012,575
                                                                      ----------
--------------------------------------------------------------------------------
FEDERAL TREASURY OBLIGATIONS: 4.7%
--------------------------------------------------------------------------------
     600,000       U.S. Treasury Bond              6.250%    8/15/23     555,467
                                                                      ----------
                   TOTAL FEDERAL TREASURY OBLIGATIONS
                   (Cost: $540,093) ...............................      555,467
                                                                      ----------

--------------------------------------------------------------------------------
FOREIGN OBLIGATIONS: 8.1%
--------------------------------------------------------------------------------
     250,000       Republic of Argentina           5.500%    3/31/23     173,125
     500,000       Republic of Brazil             10.125%    5/15/17     481,249
     100,000       Rogers Cablesystems Ltd.        9.650%    1/15/14      73,138
     150,000       Rogers Communications, Inc.    10.500%    2/14/06     119,602
     100,000       South Africa Republic           8.500%    6/23/17      99,331
                                                                      ----------
                                                                         946,445
                                                                      ----------
                   TOTAL FOREIGN OBLIGATIONS
                   (Cost: $917,672) ...............................      946,445
                                                                      ----------

--------------------------------------------------------------------------------

                                    MSF-30

--------------------------------------------------------------------------------
Metroplitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO
June 30, 1997 (unaudited)


    Face                                        Interest  Maturity     Value
   Amount                     Issue               Rate      Date     (Note 1A)
--------------------------------------------------------------------------------
YANKEE BONDS: 10.0%
--------------------------------------------------------------------------------
$    210,000       Grupo Televisa SA de CV         1.000%    5/15/08  $  146,475
      50,000       International Semi Tech        11.500%    8/15/03      29,750
     350,000       MBI Finance                     0.010%   12/18/01     250,688
     500,000      +Pan Pacific Industrial
                   Investment PLC 144A             0.000%    4/28/07     225,625
     300,000       Petroleos Mexicanos             8.625%   12/01/23     262,500
      50,000       Rogers Communications, Inc.     2.000%   11/26/05      28,250
     300,000      +TFM SA de CV 144A               1.000%    6/15/09     172,500
      50,000       Transportacion Maritima
                   Mexica                         10.000%   11/15/06      50,625
                   TOTAL YANKEE BONDS
                   (Cost: $1,138,659) .............................    1,166,413
                                                                    ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: 6.9%
--------------------------------------------------------------------------------
     810,000       State Street Repurchase
                   Agreement (U.S. Treasury
                   Bills collateralized dated
                   6/30/98 due 7/01/98 @
                   6.25% with a market value       5.000%    7/01/97
                   of $828,868)                                         810,000
                                                                  -------------
                   TOTAL REPURCHASE AGREEMENTS
                   (Cost: $810,000) ...........................        810,000
                                                                  -------------
-------------------------------------------------------------------------------
                   TOTAL INVESTMENTS: 103.1%
                   (Cost: $11,867,607) ........................     12,076,267
                   OTHER ASSETS LESS LIABILITIES: (3.1)%.......       (358,011)
                                                                  -------------
                   TOTAL NET ASSETS: 100.0%....................   $ 11,718,256
                                                                  ============
-------------------------------------------------------------------------------

                          +Restricted Securities see note 2.
Additional information on restricted securities as follows:

                                   Acquisition    Acquisition   Valuation as of
            Issue                      Date          Cost        June 30, 1997
            -----                      ----          ----                 ----
Bethleham Steel Corp. 144A...         3/3/97     $   171,125      $    182,250

Cirrus Logic, Inc. 144A......        4/23/97         333,575           325,688

Exide Corp. 144A.............         3/3/97          91,125            92,438

Pan Pacific Industrial
Investments PLC 144A.........        5/23/97         214,930           225,625

Physicians Resources Group,
Inc. 144A.....................       6/20/97          81,625            82,000

Softkey International Inc. 144A       3/4/97         436,925           441,450

TFM SA de CV 144A............        6/11/97         171,111           172,500

The aggregate value of restricted securities at June 30, 1997 was $1,521,951 or 12.99% of the Loomis Sayles High Yield Bond Portfolio's Net Assets.

                          See Notes to Financial Statements.

                                    MSF-31

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------
JANUS MID CAP PORTFOLIO
June 30, 1997 (unaudited)


                                                                      Value
  Shares                                 Issue                      (Note 1A)
-------------------------------------------------------------------------------
COMMON STOCK: 89.7%
-------------------------------------------------------------------------------
Automotive: 1.0%
      6,500     *O' Reilly Automotive, Inc.                        $    249,437
-------------------------------------------------------------------------------
Banking: 0.8%
        575      First Empire State Corp.                               193,775
         75      Northern Trust Corp.                                     3,630
        450      TCF Financial Corp.                                     22,219
                                                                   ------------
                                                                        219,624
-------------------------------------------------------------------------------
Broadcasting: 5.8%
      9,700      Clear Channel Communications, Inc.                     596,550
     10,275     *Evergreen Media Corp. Cl. A                            457,880
      3,775     *Heftel Broadcasting Corp. Cl. A                        207,153
      6,925     *Univision Communications, Inc. Cl. A                   270,941
                                                                   ------------
                                                                      1,532,524
-------------------------------------------------------------------------------
Business Services: 4.1%
      1,350     *Catalina Marketing Corp.                                64,969
     10,525     *Outdoor Systems, Inc.                                  401,266
     14,075      Paychex, Inc.                                          540,128
      5,325     *Profit Recovery Group International, Inc.               73,385
                                                                   ------------
                                                                      1,079,748
-------------------------------------------------------------------------------
Construction Materials: 8.3%
     13,800     *Barnett, Inc.                                          338,100
     37,475      Fastenal Co.                                         1,831,591
                                                                   ------------
                                                                      2,169,691
-------------------------------------------------------------------------------
Drugs & Health Care: 11.1%
      1,225      DENTSPLY International, Inc.                            59,948
     11,650     *Depotech Corp.                                         158,003
     24,650      Omnicare, Inc.                                         773,394
     18,250     *Sofamor Danek Group, Inc.                              834,937
      9,800     *Sunrise Assisted Living, Inc.                          344,225
        100     *Sybron International Corp.                               3,987
     11,500      Teva Pharmaceutical Industries Ltd. ADR                745,344
                                                                   ------------
                                                                      2,919,838
-------------------------------------------------------------------------------
Education: 2.7%
     20,225     *Apollo Group, Inc. Cl. A                               714,195
-------------------------------------------------------------------------------
Electrical Equipment: 2.0%
     18,075      Littelfuse, Inc.                                       506,100
-------------------------------------------------------------------------------
Electronics: 0.4%
      5,675      Methode Electronics, Inc. Cl. A                        112,259
-------------------------------------------------------------------------------
Entertainment & Leisure: 8.9%
     13,375     *Family Golf Centers, Inc.                              307,207
     33,400     *Petco Animal Supplies, Inc.                          1,000,956
     12,775     *Premier Parks, Inc.                                    470,280
     10,900     *Regal Cinemas, Inc.                                    359,019
      5,475      Royal Caribbean Cruises Ltd.                           191,283
                                                                   ------------
                                                                      2,328,745
-------------------------------------------------------------------------------
Financial Services: 8.5%
        525      Associates First Capital Corp. Cl. A                    29,137
      4,625      Charles Schwab Corp.                                   188,180
      6,150     *Credit Acceptance Corp.                                 78,989
      9,800     *Federal Agricultural Mortgage Corp. Cl. C              350,350
        225      FINOVA Group, Inc.                                      17,212
     17,525     *Healthcare Financial Partners, Inc.                    354,881
        425      Household International, Inc.                           49,911
     32,075     *Insignia Financial Group, Inc. Cl. A                   581,359
     26,500      Medallion Financial Corp.                              501,844
        375      Nationwide Financial Services, Inc. Cl.A                 9,961
      1,050      Travelers Group, Inc.                                   66,216
                                                                   ------------
                                                                      2,228,040
-------------------------------------------------------------------------------
Food & Beverages: 1.6%
     13,500     *JP Foodservice, Inc.                                   385,611
      2,025      Weider Nutrition International, Inc. Cl. A              32,147
                                                                   ------------
                                                                        417,758
-------------------------------------------------------------------------------
Hotel & Motel: 7.8%
      1,350     *Choice Hotels Holdings, Inc.                            22,866
     14,625     *HFS, Inc.                                              848,250
     52,170      Wetherspoon (J.D.) PLC                               1,183,723
                                                                   ------------
                                                                      2,054,839
-------------------------------------------------------------------------------
Insurance: 3.9%
        750      AFLAC, Inc.                                             35,438
      5,675     *Hartford Life, Inc. Cl. A                              212,812
      2,975      Progressive Corp.                                      258,825
      8,725      Protective Life Corp.                                  438,431

                                     MSF-32

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------
JANUS MID CAP PORTFOLIO
June 30, 1997 (unaudited)


                                                                      Value
  Shares                                 Issue                      (Note 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
Insurance: (Continued)
      1,825     *UICI                                              $     53,723
      1,025      Western National Corp.                                  27,483
                                                                   ------------
                                                                      1,026,712
-------------------------------------------------------------------------------
Multi-Industry: 0.7%
     43,482      Capita Group PLC                                       171,526
-------------------------------------------------------------------------------
Newspapers: 0.6%
      2,225      Central Newspapers, Inc. Cl. A                         159,366
-------------------------------------------------------------------------------
Office & Business Equipment: 0.1%
      2,175      Amdahl Corp.                                            19,031
-------------------------------------------------------------------------------
Plastics: 2.5%
     13,750      Sealed Air Corp.                                       653,125
-------------------------------------------------------------------------------
Pollution Control: 2.2%
     12,600     *Culligan Water Technologies, Inc.                      563,850
-------------------------------------------------------------------------------
Restaurant: 7.5%
     23,000     *Papa John's International, Inc.                        849,562
    106,469      Pizza Express PLC                                    1,117,009
                                                                   ------------
                                                                      1,966,571
-------------------------------------------------------------------------------
Retail Grocery: 0.6%
      3,200      Quality Food Centers, Inc.                             121,600
        725     *Safeway, Inc.                                           33,441
                                                                   ------------
                                                                        155,041
-------------------------------------------------------------------------------
Retail Trade: 2.0%
      1,775     *Costco Cos., Inc.                                       58,409
      4,425     *Meyer (Fred), Inc.                                     228,717
      5,775     *MSC Industrial Direct, Inc. Cl. A                      231,722
                                                                   ------------
                                                                        518,848
-------------------------------------------------------------------------------
Telecommunications Equipment & Services: 0.2%
      1,125     *CommNet Cellular, Inc.                                  39,234
-------------------------------------------------------------------------------
Transportation-Airlines: 0.2%
      2,275     *Ryanair Holdings PLC ADR                                61,283
-------------------------------------------------------------------------------
Transportation-Railroad: 1.9%
     13,650     *Wisconsin Central Transportation Corp.                 508,036
-------------------------------------------------------------------------------
Utilities-Miscellaneous: 2.7%
     27,050     *Hanover Compressor Co.                                 527,475
      2,025     *JLK Direct Distribution, Inc. Cl. A                     51,891
     37,421      Rentokil Initial PLC                                   131,240
                                                                   ------------
                                                                        710,606
-------------------------------------------------------------------------------
Utilities-Telephone: 1.6%
      2,350      Cincinnati Bell, Inc.                                   74,025
     38,400      PriCellular Corp. Cl. A                                352,800
                                                                   ------------
                                                                        426,825
-------------------------------------------------------------------------------
                 TOTAL COMMON STOCK
                 (Cost: $21,178,850) ............................    23,512,852
                                                                   ------------


-------------------------------------------------------------------------------
   Face                                        Interest  Maturity       Value
  Amount                     Issue               Rate      Date       (Note 1A)
-------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 18.3%
-------------------------------------------------------------------------------
$ 4,800,000      Federal Home Loan
                 Mortgage Corp.                  5.750%   7/01/97  $  4,800,000
                                                                   ------------
                 TOTAL SHORT TERM OBLIGATIONS
                 (Cost: $4,800,000) ............................      4,800,000
                                                                   ------------
-------------------------------------------------------------------------------
                 TOTAL INVESTMENTS: 108.0%
                 (Cost: $25,978,849) ...........................     28,312,852
                 OTHER ASSETS LESS LIABILITIES: (8.0)%..........     (2,089,397)
                                                                   ------------
                 TOTAL NET ASSETS: 100.0%.......................   $ 26,223,455
                                                                   ============
-------------------------------------------------------------------------------

                        *Non-income producing security.
 ADR (American depository receipt) represents ownership of foreign securities.
                      See Notes to Financial Statements.

                                     MSF-33

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
June 30, 1997 (unaudited)

                                                                      Value
  Shares                                 Issue                      (Note 1A)
-------------------------------------------------------------------------------
COMMON STOCK: 94.2%
-------------------------------------------------------------------------------
Aerospace: 0.7%
    2,900      *BE Aerospace                                       $     91,531
    1,700       Precision Castparts Corp.                               101,363
                                                                   ------------
                                                                        192,894
-------------------------------------------------------------------------------
Automotive: 1.2%
    6,000      *Miller Industries, Inc.                                  96,000
    2,400      *O' Reilly Automotive, Inc.                               92,100
    2,900      *Tower Automotive, Inc.                                  124,700
                                                                   ------------
                                                                        312,800
-------------------------------------------------------------------------------
Banking: 1.9%
    2,000       Astoria Financial Corp.                                  95,000
    1,500       Community First Bankshares                               57,375
      900       Green Point Financial Corp.                              59,906
    1,400       Haven Bancorp, Inc.                                      52,150
    2,400      *Imperial Bancorp                                         69,300
    2,000      *Silicon Valley Bancshares                                90,500
    1,800       Texas Regional Bancshares, Inc. Cl. A                    75,150
                                                                   ------------
                                                                        499,381
-------------------------------------------------------------------------------
Biotechnology: 1.0%
    1,400      *Biogen, Inc.                                             47,469
    2,500      *Dura Pharmaceuticals, Inc.                               99,531
    5,200      *Serologicals Corp.                                      117,000
                                                                   ------------
                                                                        264,000
-------------------------------------------------------------------------------
Broadcasting: 2.0%
    2,600      *American Radio Systems Corp. Cl. A                      103,675
    3,000      *BET Holdings, Inc. Cl. A                                 98,250
    1,500      *Clear Channel Communications, Inc.                       92,250
    2,800      *Evergreen Media Corp. Cl. A                             124,775
    2,600      *SFX Broadcasting, Inc. Cl. A                            109,444
                                                                   ------------
                                                                        528,394
-------------------------------------------------------------------------------
Building & Construction: 0.7%
    1,000       Blount International, Inc. Cl. A                         42,563
    3,000      *Fairfield Communities, Inc.                             100,875
    1,400      *NCI Building Systems, Inc.                               45,238
                                                                   ------------
                                                                        188,676
-------------------------------------------------------------------------------
Business Services: 8.5%
    5,600      *AccuStaff, Inc.                                         132,650
    4,400      *Affiliated Computer Services, Inc. Cl. A                123,200
    5,100      *American Business Information, Inc.                     109,650
    6,200       Amresco, Inc.                                           133,687
    2,800      *Bisys Group, Inc.                                       117,513
    2,700      *Concord EFS, Inc.                                        70,369
    1,000      *Consolidated Graphics, Inc.                              41,750
    5,300      *COREstaff, Inc.                                         143,431
    1,800       Fair Issac & Co., Inc.                                   80,213
    4,000      *First USA Paymentech, Inc.                              115,750
    2,400       G&K Services, Inc. Cl. A                                 88,800
    1,648       HBO & Co.                                               113,536
    3,200      *Meta Group                                               68,800
    1,500      *NHP, Inc.                                                33,469
    3,300       Norrell Corp.                                           108,900
    1,500      *Outdoor Systems, Inc.                                    57,188
    1,850       Paychex, Inc.                                            70,994
    1,900      *Payment Services, Inc.                                   28,916
    3,400      *QuickResponse Services, Inc.                            121,975
    3,700      *Renaissance Solutions, Inc.                             135,975
    3,000      *Romac International, Inc.                                99,375
    3,900      *Superior Services, Inc.                                  91,894
    5,600      *Tetra Tech, Inc.                                        135,450
      800      *U.S. Office Products Co.                                 24,375
                                                                   ------------
                                                                      2,247,860
-------------------------------------------------------------------------------
Chemicals: 0.8%
    3,400      *Foamex International, Inc.                               44,413
    2,000      *Mycogen Corp.                                            39,000
    3,500      *Sybron International Corp.                              139,536
                                                                   ------------
                                                                        222,949
-------------------------------------------------------------------------------
Computer Equipment & Service: 5.6%
    4,000      *Actel Corp.                                              68,000
      700      *America Online, Inc.                                     38,937
    2,400      *BDM International, Inc.                                  54,900
    1,000      *CBT Group Ltd. PLC ADR                                   62,813

                                     MSF-34

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
June 30, 1997 (unaudited)

                                                                      Value
  Shares                                 Issue                      (Note 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
Computer Equipment & Service: (Continued)
    1,800      *CIBER, Inc.                                        $     61,538
    3,000      *Citrix Systems, Inc.                                    131,719
    6,300      *Computer Management Sciences, Inc.                      131,513
    2,000      *DST Systems, Inc.                                        66,625
    1,700      *FORE Systems, Inc.                                       23,109
    2,700      *Gartner Group, Inc. Cl. A                                96,947
    2,200      *Gateway 2000, Inc.                                       71,363
    2,000       Legato Systems, Inc.                                     37,250
    2,700      *Medic Computer Systems, Inc.                             60,159
    1,600      *PeopleSoft, Inc.                                         84,300
    1,500       Safeguard Scientifics, Inc.                              47,719
      800      *Solectron Corp.                                          56,000
    3,500      *SPSS, Inc.                                              102,813
    1,500      *SunGard Data Systems, Inc.                               69,750
    3,600      *Sykes Enterprises, Inc.                                  93,150
    1,100      *Trident Microsystems, Inc.                               12,409
    1,800      *Vanstar Corp.                                            25,425
    2,300      *Western Digital Corp.                                    72,738
                                                                   ------------
                                                                      1,469,177
-------------------------------------------------------------------------------
Construction Materials: 0.8%
    3,000      *Barnett, Inc.                                            73,500
    1,400       Fastenal Co.                                             68,425
    1,300      *Shaw Group, Inc.                                         21,125
    2,000       Valmont Industries, Inc.                                 38,375
                                                                   ------------
                                                                        201,425
-------------------------------------------------------------------------------
Consumer Products: 0.5%
    4,050      *Blyth Industries, Inc.                                  136,688
-------------------------------------------------------------------------------
Cosmetics: 0.3%
    2,500       Alberto-Culver Co. Cl. B Cvt.                            70,000
-------------------------------------------------------------------------------
Drugs & Health Care: 8.9%
    2,100      *Amerisource Health Corp. Cl. A                          104,737
    1,400      *Centocor Corp.                                           43,444
    1,000       DENTSPLY International, Inc.                             48,938
    3,100      *Genesis Health Ventures, Inc.                           104,625
    1,900      *Health Management Associates, Inc. Cl. A                 54,150
    1,500      *HealthCare Compare Corp.                                 78,656
      700      *IDEXX Laboratories, Inc.                                  8,684
    1,300       Invacare Corp.                                           30,225
    2,800       Jones Medical Industries, Inc.                          133,000
    2,200      *Lincare Holdings, Inc.                                   94,669
    2,000      *Liposome Co., Inc.                                       17,813
      700      *Lunar Corp.                                              15,050
    3,000       Mentor Corp.                                             88,969
    2,800      *National Surgery Centers, Inc.                           99,050
    4,000      *NBTY, Inc.                                              111,500
    3,400      *OccuSystems, Inc.                                        98,706
    3,600       Omnicare, Inc.                                          112,950
      600      *Oxford Health Plans, Inc.                                43,069
    3,900      *PAREXEL International Corp.                             122,850
    3,000      *Patterson Dental Co.                                    102,563
    2,500      *Pediatrix Medical Group, Inc.                           114,531
    3,400      *Phycor, Inc.                                            116,981
    4,300      *Respironics, Inc.                                        90,031
    6,100      *Rotech Medical Corp.                                    122,572
    1,700      *Sofamor Danek Group, Inc.                                77,775
    2,000       St. Jude Medical, Inc.                                   78,000
    3,000      *Theratech, Inc.                                          35,625
    2,400      *Thermedics, Inc.                                         37,650
    1,600      *Universal Health Services, Inc. Cl. B                    61,600
    2,700      *Watson Pharmaceuticals, Inc.                            113,906
                                                                   ------------
                                                                      2,362,319
-------------------------------------------------------------------------------
Electrical Equipment: 2.3%
    3,300      *American Power Conversion Corp.                          62,391
    3,700      *Anadigics, Inc.                                         115,162
      900      *C-Cube Microsystems, Inc.                                15,778
    2,700      *Coherent, Inc.                                          120,572
      600       Fisher Scientific International, Inc.                    28,500
    2,000      *Imnet Systems, Inc.                                      62,000
    3,300      *Kent Electronics Corp.                                  121,069
    3,300      *Littelfuse, Inc.                                         92,400
                                                                   ------------
                                                                        617,872
-------------------------------------------------------------------------------

                                     MSF-35

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
June 30, 1997 (unaudited)


                                                                      Value
  Shares                                 Issue                      (Note 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
Electronics: 7.5%
    1,400      *Adaptec, Inc.                                      $     48,650
    1,200      *Altera Corp.                                             60,637
    2,900      *Aspen Technology, Inc.                                  109,022
    1,400      *Atmel Corp.                                              39,288
    4,500      *Burr-Brown Corp.                                        154,828
    2,200      *Checkpoint Systems, Inc.                                 35,338
    2,100      *Dionex Corp.                                            107,363
    2,000      *Electro Scientific Industries, Inc.                      83,688
    1,400      *Eletronics for Imaging, Inc.                             66,106
    2,800      *Encad, Inc.                                             116,725
    1,100      *General Instrument Corp.                                 27,500
    3,000      *Hologic, Inc.                                            80,063
    1,500      *Linear Technology Corp.                                  77,484
    3,100      *Microchip Technology, Inc.                               92,128
    2,800      *Microtouch Systems, Inc.                                 64,750
    1,300      *Novellus Systems, Inc.                                  112,125
    4,700      *Periphonics Corp.                                        99,875
    3,300      *Puerto Common, Inc.                                     108,488
    1,100      *Sanmina Holdings, Inc.                                   68,888
    1,800      *SCI Systems, Inc.                                       114,750
    3,700      *Smart Modular Technologies, Inc.                        125,800
    3,300      *Speedfam International, Inc.                            119,006
    2,000      *Thermo Instrument Systems, Inc.                          61,250
                                                                   ------------
                                                                      1,973,752
-------------------------------------------------------------------------------
Energy: 0.9%
    2,600      *CalEnergy, Inc.                                          98,800
    6,700      *Offshore Logistics, Inc.                                128,138
                                                                   ------------
                                                                        226,938
-------------------------------------------------------------------------------
Entertainment & Leisure: 2.2%
    2,300       Callaway Golf Co.                                        81,650
    4,000      *Cannondale Corp.                                         70,125
    3,800      *Carmike Cinemas, Inc. Cl. A                             124,450
    2,000      *GTECH Holdings Corp.                                     64,500
    4,600      *Hollywood Entertainment Corp.                           105,800
    4,000      *IMAX Corp.                                               98,750
    2,100       International Game Technology                      $     37,275
                                                                   ------------
                                                                        582,550
-------------------------------------------------------------------------------
Financial Services: 1.9%
    1,600       Aames Financial Corp.                                    29,600
    5,100      *Americredit Corp.                                       107,100
    1,200       Capital One Financial Corp.                              45,300
    2,000      *Credit Acceptance Corp.                                  25,688
    5,300      *Imperial Credit Industries, Inc.                        109,147
    4,300       Money Store, Inc. (The)                                 122,953
    1,800       United Asset Management Corp.                            50,963
                                                                   ------------
                                                                        490,751
-------------------------------------------------------------------------------
Forest Products & Paper: 0.2%
    1,000      *Fort Howard Corp.                                        50,594
-------------------------------------------------------------------------------
Healthcare Services: 2.6%
    3,300      *Apria Healthcare Group                                   58,575
      800      *Compdent Corp.                                           16,800
    1,200      *CRA Managed Care, Inc.                                   62,663
    1,800      *Emcare Holdings, Inc.                                    66,263
    4,400      *Inhale Therapeutic Systems                              107,250
    4,700      *Orthodontic Centers of America, Inc.                     85,628
    3,000      *Pediatric Services of America, Inc.                      60,563
    3,900      *Renal Treatment Centers, Inc.                           104,813
      800      *Sangstat Medical Corp.                                   18,250
    2,900      *Total Renal Care Holdings, Inc.                         116,544
                                                                   ------------
                                                                        697,349
-------------------------------------------------------------------------------
Hospital Supply: 0.4%
    3,500       ADAC Laboratories                                        82,687
      535      *Boston Scientific Corp.                                  32,869
                                                                   ------------
                                                                        115,556
-------------------------------------------------------------------------------
Hotel & Motel: 1.1%
    2,400      *Doubletree Corp.                                         98,625
    3,300      *Extended Stay America, Inc.                              49,191
      400      *HFS, Inc.                                                23,200
    2,000       La Quinta Inns, Inc.                                     43,750

                                     MSF-36

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
June 30, 1997 (unaudited)

                                                                      Value
  Shares                                 Issue                      (Note 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
Hotel & Motel: (Continued)
    2,200      *Promus Hotel Corp.                                 $     85,250
                                                                   ------------
                                                                        300,016
-------------------------------------------------------------------------------
Household Appliances & Home Furnishings: 0.3%
    2,200       Libbey, Inc.                                             77,000
-------------------------------------------------------------------------------
Insurance: 2.7%
    2,200      *Amerin Corp.                                             53,350
    2,000       CMAC Investment Corp.                                    95,500
    1,400       Executive Risk, Inc.                                     72,800
    5,100      *FPA Medical Management, Inc.                            120,806
    4,000       HCC Insurance Holdings, Inc.                            106,750
    2,600       Protective Life Corp.                                   130,650
    2,800      *Triad Guaranty, Inc.                                    127,225
                                                                   ------------
                                                                        707,081
-------------------------------------------------------------------------------
Machinery: 0.4%
    1,200      *American Standard Cos., Inc.                             53,700
    1,600       Lindsay Manufacturing Co.                                52,400
                                                                   ------------
                                                                        106,100
-------------------------------------------------------------------------------
Metals-Gold: 0.1%
      500       Newmont Mining Corp.                                     19,500
-------------------------------------------------------------------------------
Metals-Non-Ferrous: 0.5%
    4,500      *RMI Titanium Co.                                        122,625
-------------------------------------------------------------------------------
Miscellaneous: 1.9%
    3,800       Central Parking Corp.                                   132,288
    3,400      *Equity Corp. International                               82,238
    2,500      *Learning Tree International, Inc.                       111,719
    2,900      *Rural/Metro Corp.                                        84,825
    2,500       Stewart Enterprises, Inc. Cl. A                         104,688
                                                                   ------------
                                                                        515,758
-------------------------------------------------------------------------------
Office & Business Equipment: 3.7%
    3,800      *Black Box Corp.                                         152,831
    4,900      *CSG Systems International, Inc.                         151,594
    3,100      *Daisytek International Corp.                            122,256
    3,500      *IDX Systems Corp.                                       121,188
    1,800      *InaCom Corp.                                             56,138
    2,400      *Micron Electronics, Inc.                                 42,900
    2,400       Symbol Technologies, Inc.                                80,700
    2,800      *Tech Data Corp.                                          87,938
    6,400      *Transition Systems, Inc. Cl. A                          116,600
    3,000      *Viking Office Products, Inc.                             56,813
                                                                   ------------
                                                                        988,958
-------------------------------------------------------------------------------
Oil & Gas Exploration: 2.0%
    4,000       Cross Timbers Oil Co.                                    77,000
    2,000       Devon Energy Corp.                                       73,500
    3,000      *EVI, Inc.                                               126,000
    2,100      *Falcon Drilling Co., Inc.                               121,013
    1,200       Noble Affiliates, Inc.                                   46,425
    3,000      *Swift Energy Co.                                         71,625
      800      *United Meridian Corp.                                    24,000
                                                                   ------------
                                                                        539,563
-------------------------------------------------------------------------------
Oil-Domestic: 0.2%
    3,600      *Benton Oil & Gas Co.                                     54,000
-------------------------------------------------------------------------------
Oil-Services: 1.9%
    1,800      *BJ Services Co.                                          96,525
    4,000      *Newpark Resources, Inc.                                 135,000
    1,400      *SEACOR Holdings, Inc.                                    73,238
    1,600       Smith International, Inc.                                97,200
    1,500      *Western Atlas, Inc.                                     109,875
                                                                   ------------
                                                                        511,838
-------------------------------------------------------------------------------
Plastics: 0.3%
    1,500      *Sealed Air Corp.                                         71,250
-------------------------------------------------------------------------------
Pollution Control: 0.9%
    4,200      *Tetra Technologies, Inc.                                 99,488
    2,000      *United States Filter Corp.                               54,500
    1,000      *United Waste Systems, Inc.                               40,938
    1,400      *USA Waste Services, Inc.                                 54,075
                                                                   ------------
                                                                        249,001
-------------------------------------------------------------------------------
Printing & Publishing: 0.1%
      500       Houghton Mifflin Co.                                     33,375
-------------------------------------------------------------------------------
Real Estate: 0.4%
      700       Nationwide Health Properties, Inc.                       15,400
    3,000       Rouse Co.                                                88,500
                                                                   ------------
                                                                        103,900
-------------------------------------------------------------------------------

                                     MSF-37

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
June 30, 1997 (unaudited)


                                                                      Value
  Shares                                 Issue                      (Note 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
Restaurant: 1.8%
    4,400       Applebee's International, Inc.                     $    117,975
      800      *Boston Chicken, Inc.                                     11,175
    4,800       CKE Restaurants, Inc.                                   151,800
    4,000      *Lone Star Steakhouse & Saloon, Inc.                     104,250
    3,500      *Outback Steakhouse                                       84,547
                                                                   ------------
                                                                        469,747
-------------------------------------------------------------------------------
Retail Grocery: 0.7%
    1,900       Quality Food Centers, Inc.                               72,200
    4,000       Richfood Holdings, Inc.                                 104,000
                                                                   ------------
                                                                        176,200
-------------------------------------------------------------------------------
Retail Trade: 7.6%
    3,000      *AnnTaylor Stores Corp.                                   58,500
    3,600      *Bed Bath & Beyond, Inc.                                 109,463
    4,300      *Borders Group, Inc.                                     103,738
    2,100      *CDW Computer Centers, Inc.                              111,431
      800       Circuit City Stores, Inc.                                28,450
    4,200      *CompUSA, Inc.                                            90,300
    1,300      *Corporate Express, Inc.                                  18,728
    1,000      *Costco Cos., Inc.                                        32,906
    2,000      *Dollar Tree Stores, Inc.                                100,875
    2,000      *Eagle Hardware & Garden, Inc.                            45,688
    3,400      *General Nutrition Cos., Inc.                             94,988
    1,000      *Gymboree Corp. (The)                                     23,969
    4,300      *Insight Enterprises, Inc.                               128,463
    1,700      *Jones Apparel Group, Inc.                                81,175
      500      *Kohls Corp.                                              26,469
    3,600       Lands' End, Inc.                                        106,650
    1,800      *Men's Wearhouse, Inc.                                    57,038
    3,700      *Petco Animal Supplies, Inc.                             110,884
    4,000      *Renters Choice, Inc.                                     79,250
    3,800      *Rexall Sundown, Inc.                                    148,438
    3,000       Ross Stores, Inc.                                        97,969
    1,800       TJX Cos., Inc.                                           47,475
    3,900      *West Marine, Inc.                                       100,913
    3,600      *WetSeal, Inc. Cl. A                                     113,513
    2,500      *Williams Sonoma, Inc.                                   107,031
                                                                   ------------
                                                                      2,024,304
-------------------------------------------------------------------------------
Software: 7.1%
    2,000      *Advent Software, Inc.                                    52,625
    2,500      *Arbor Software Corp.                                     88,281
    1,200      *Ascend Communications, Inc.                              47,138
    2,900       Autodesk, Inc.                                          111,197
    1,600      *BMC Software, Inc.                                       88,700
      900      *Broderbund Software, Inc.                                22,275
    2,600      *Cadence Design Systems, Inc.                             87,100
    3,200      *Cascade Communications Corp.                             88,300
    1,700      *Compuware Corp.                                          81,388
    3,700      *Datastream Systems, Inc.                                 56,425
    2,600      *Electronic Arts, Inc.                                    87,588
    1,700      *HCIA, Inc.                                               56,950
    3,600      *Hyperion Software Corp.                                  80,550
    1,100      *Intuit, Inc.                                             25,197
    1,800      *Keane, Inc.                                              93,600
    1,600      *McAfee Associates, Inc.                                 100,900
    2,100      *National Instruments Corp.                               72,975
    1,800      *Parametric Technology Corp.                              76,556
    1,200      *Project Software & Development, Inc.                     17,325
    3,100      *Remedy Corp.                                            123,516
    3,900      *Structural Dynamics Research Corp.                      102,497
    2,800      *Synopsys, Inc.                                          103,338
    1,500      *Systemsoft Corp.                                         16,125
    3,000      *Transaction Systems Architects, Inc. Cl. A              103,313
      900      *VERITAS Software Co.                                     45,113
      800      *Visio Corp.                                              56,375
                                                                   ------------
                                                                      1,885,347
-------------------------------------------------------------------------------
 Telecommunications Equipment & Services: 5.6%
    2,000      *ADC Telecommunications, Inc.                             66,875
    2,000      *APAC Teleservices, Inc.                                  38,937
    5,200      *Aspect Telecommunications Corp.                         115,050
    3,500      *Avant Corp.                                             112,984
    3,000      *Coherent Communications Systems Corp.                    74,625

                                     MSF-38

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
June 30, 1997 (unaudited)


                                                                      Value
  Shares                                 Issue                      (Note 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
Telecommunications Equipment & Services: (Continued)
    3,700      *CommNet Cellular, Inc.                             $    129,038
    2,400      *Comverse Technology, Inc.                               125,250
    1,200      *Cox Communications, Inc. Cl. A                           28,800
    3,500      *Davox Corp.                                             125,016
    2,000      *Digital Microwave Corp.                                  59,250
    2,800      *Level One Communications, Inc.                          107,800
    3,500      *MRV Communications, Inc.                                103,688
    2,500       National Data Corp.                                     108,281
    1,600      *Network General Corp.                                    23,750
    4,300      *Pairgain Technologies, Inc.                              66,784
    4,800      *Proxim, Inc.                                            116,100
    4,200      *Sitel Corp.                                              86,625
                                                                   ------------
                                                                      1,488,853
-------------------------------------------------------------------------------
Textiles & Apparel: 1.2%
    3,600      *Nautica Enterprises, Inc.                                95,288
    2,300       St. John Knits, Inc.                                    124,200
    1,000      *Tommy Hilfiger Corp.                                     40,188
    1,850       Wolverine World Wide, Inc.                               56,194
                                                                   ------------
                                                                        315,870
-------------------------------------------------------------------------------
Transportation-Airlines: 0.5%
    4,100       Comair Holdings, Inc.                                   113,647
    1,000      *Eagle USA Airfreight, Inc.                               27,188
                                                                   ------------
                                                                        140,835
-------------------------------------------------------------------------------
Transportation-Railroad: 0.7%
    3,400      *Swift Transportation Co., Inc.                          101,150
    2,300      *Wisconsin Central Transportation Corp.                   85,603
                                                                   ------------
                                                                        186,753
-------------------------------------------------------------------------------
Transportation-Trucking: 0.4%
    3,900       Expeditors International of Washington, Inc.            110,906
-------------------------------------------------------------------------------
Utilities-Telephone: 1.2%
    3,600       ACC Corp.                                               111,375
    6,600      *Omnipoint Corp.                                         109,519
    6,000      *Tel-Save Holdings, Inc.                                  91,125
                                                                  -------------
                                                                        312,019
                                                                  -------------
                TOTAL COMMON STOCK
                (Cost: $22,622,094) ............................     24,962,724
                                                                  =============

-------------------------------------------------------------------------------
    Face                                      Interest   Maturity       Value
   Amount                    Issue              Rate       Date       (Note 1A)
-------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 5.6%
-------------------------------------------------------------------------------
$ 196,000      Becton, Dickinson & Co.          5.600%    7/08/97  $    195,787

  224,000      Bell Atlantic Financial
               Services                         5.520%    7/11/97       223,657

  545,000      France Telecom                   5.530%    7/17/97       543,660

  200,000      Minnesota Mining &
               Manufacturing Co.                5.500%    7/16/97       199,542

  326,000      Preferred Receivables Funding
                                                5.530%    7/08/97       325,649
                                                                   ------------
               TOTAL SHORT TERM OBLIGATIONS
               (Cost: $1,488,295) ..............................      1,488,295
                                                                   ------------
-------------------------------------------------------------------------------
               TOTAL INVESTMENTS: 99.8%
               (Cost: $24,110,389) .............................     26,451,019
               OTHER ASSETS LESS LIABILITIES: 0.2%..............         53,692
                                                                   ------------
               TOTAL NET ASSETS: 100.0%.........................   $ 26,504,711
                                                                   ============
-------------------------------------------------------------------------------

                            *Non-income producing security

                          See Notes to Financial Statements.

                                     MSF-39

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
SCUDDER GLOBAL EQUITY PORTFOLIO
June 30, 1997 (unaudited)

                                                                         Value
 Shares                           Issue                                (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 76.9%
--------------------------------------------------------------------------------
Argentina: 0.9%
    9,900      YPF SA ADR                                           $   304,425
                                                                    ------------
               Total Investments in Argentina                           304,425
--------------------------------------------------------------------------------
Australia: 2.3%
   14,700      Broken Hill Proprietary Co.                              216,447
   74,000      Fosters Brewing Group Ltd.                               137,577
   44,400      Woodside Petroleum Ltd.                                  382,530
                                                                    ------------
               Total Investments in Australia                           736,554
--------------------------------------------------------------------------------
Austria: 0.4%
    2,800      Flughafen Wien AG                                        118,270
                                                                    ------------
               Total Investments in Austria                             118,270
--------------------------------------------------------------------------------
Bermuda: 0.9%
    4,100      EXEL Ltd.                                                216,275
    1,400      Mid Ocean Ltd.                                            73,412
                                                                    ------------
               Total Investments in Bermuda                             289,687
--------------------------------------------------------------------------------
Brazil: 2.4%
   12,300      Aracruz Celulose SA ADR                                  250,612
    1,900      Telecom Brasil ADR                                       288,325
    6,200     *Unibanco Holdings SA GDR                                 230,175
                                                                    ------------
               Total Investments in Brazil                              769,112
--------------------------------------------------------------------------------
Canada: 1.7%
    7,300      Canadian National Railway Co.                            318,230
    8,300      Canadian Pacific Ltd.                                    236,207
                                                                    ------------
               Total Investments in Canada                              554,437
--------------------------------------------------------------------------------
France: 3.0%
    4,963      AXA UAP                                                  308,673
    7,902      Michelin Cl. B                                           474,521
    3,946      Schneider SA                                             210,034
                                                                    ------------
               Total Investments in France                              993,228
--------------------------------------------------------------------------------
Germany: 13.5%
   12,077      BASF AG                                                  446,283
   11,520      Bayer AG                                                 442,676
    7,723      Bayerische Vereinsbank AG                                315,721
    4,941      Commerzbank AG                                           139,949
    5,678      Daimler-Benz AG                                          460,660
   12,431      Deutsche Telekom                                         299,353
   11,394      Hoechst AG                                               483,303
    1,171      Mannesmann AG                                            521,683
      107      Muenchener Rueckversicherungs AG                         300,000
    4,686      Siemens AG                                               278,215
    7,832      VEBA AG                                                  440,076
      601      VIAG AG                                                  273,260
                                                                    ------------
               Total Investments in Germany                           4,401,179
--------------------------------------------------------------------------------
Ghana: 0.3%
    8,100      Ashanti Goldfields Ltd. GDR                               94,669
                                                                    ------------
               Total Investments in Ghana                                94,669
--------------------------------------------------------------------------------
Hong Kong: 0.9%
   35,000      Hutchison Whampoa Ltd.                                   302,686
                                                                    ------------
               Total Investments in Hong Kong                           302,686
--------------------------------------------------------------------------------
Japan: 5.3%
   17,000      Bridgestone Corp.                                        394,521
   18,000      Canon, Inc.                                              489,967
    1,200      Nichiei Co. Ltd.                                         139,243
    9,000      Nomura Securities                                        124,062
      600      Shohkoh Fund & Co. Ltd.                                  181,644
   35,000      Sumitomo Metal Mining Co. Ltd.                           247,339
   13,000      Tokio Marine & Fire Insurance Co. Ltd.                   170,127
                                                                    ------------
               Total Investments in Japan                             1,746,903
--------------------------------------------------------------------------------
Netherlands: 2.0%
    3,000      AEGON Insurance Group NV                                 209,384
    4,865     *ING Groep NV                                             224,302
    3,300      Philips Electronics NV                                   236,375
                                                                    ------------
               Total Investments in Netherlands                         670,061
--------------------------------------------------------------------------------
South Africa: 0.5%
    3,300      Rustenburg Platinum Holdings Ltd. ADR                     60,389
    8,994      Sasol Ltd.                                               117,951
                                                                    ------------
               Total Investments in South Africa                        178,340
--------------------------------------------------------------------------------
South Korea: 1.4%
    1,160    #*Pohang Iron & Steel Co. Ltd.                             117,975
    1,890      Samsung Display Devices                                   98,118
    1,110    #*Samsung Electronics Co. Ltd.                             121,612
    4,330      Yukong Ltd.                                              104,837
                                                                    ------------
               Total Investments in South Korea                         442,542
--------------------------------------------------------------------------------

                                     MSF-40

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
SCUDDER GLOBAL EQUITY PORTFOLIO
June 30, 1997 (unaudited)

                                                                         Value
  Shares                                 Issue                         (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Sweden: 3.9%
     13,500      AGA AB Cl. B                                      $    179,756
     16,982      Astra AB Cl. A                                         316,128
     12,100      S.K.F AB Cl. A                                         301,112
     12,812      Skandia Foersaekrings AB                               472,034
                                                                   -------------
                 Total Investments in Sweden                          1,269,030
--------------------------------------------------------------------------------
Switzerland: 10.4%
        198      ABB AG                                                 299,712
      1,824     *Ciba Specialty Chemical                                168,658
        282      Clariant AG                                            182,527
      3,494      Credit Suisse Group                                    448,716
        404      Holderbank Financiere Glarus AG                        381,586
        352      Nestle SA                                              464,351
        445      Novartis AG                                            711,390
         23      Schindler Holdings AG                                   28,750
        218      Schw Ruckversicher                                     308,336
      1,024      Zurich Versicherun                                     407,496
                                                                   -------------
                 Total Investments in Switzerland                     3,401,522
--------------------------------------------------------------------------------
United Kingdom: 8.3%
     20,200      BOC Group PLC                                          351,024
     33,600      Carlton Communications PLC                             284,527
     70,400      General Electric Co. PLC                               420,882
     53,100      National Grid Group PLC                                191,888
      8,000    +*Norwich Union 144A                                      42,565
     15,400      Reuters Holdings PLC                                   162,337
     23,000      Rtz Corp. PLC                                          400,830
     51,900      Shell Transport & Trading PLC                          354,359
     11,400      SmithKline Beecham PLC                                 209,873
     10,900      Unilever PLC                                           312,029
                                                                   -------------
                 Total Investments in United Kingdom                  2,730,314
--------------------------------------------------------------------------------
United States: 18.8%
      7,500     *Advanced Micro Devices, Inc.                           270,000
      5,200      Anheuser-Busch Co., Inc.                               218,075
      6,200     *Autoliv AB                                             242,575
      1,600     *Biogen, Inc.                                            54,200
      4,000      Boeing Co.                                             212,250
      2,400     *Boston Scientific Corp.                                147,450
      1,800      Charles Schwab Corp.                                    73,237
      5,700     *Chiron Corp.                                           118,987
      1,100     *Cisco Systems, Inc.                                     73,837
     10,300      Electronic Data Systems Corp.                          422,300
      7,900      Enron Corp.                                            322,419
      5,700      First Data Corp.                                       250,444
      5,100      Goodyear Tire & Rubber Co.                             322,894
      1,500      Guidant Corp.                                          127,500
      6,800      International Business Machines Corp.                  613,275
      2,400      MBIA, Inc.                                             270,750
      8,400     *National Semiconductor Corp.                           257,250
      3,500      Newmont Mining Corp.                                   136,500
      4,000     *Parametric Technology Corp.                            170,250
      5,300      Praxair, Inc.                                          296,800
     10,400     *Sabre Group Hldgs, Inc. Cl. A                          282,100
     10,900     *Stillwater Mining Co.                                  233,669
      3,700     *Tele-Communications International, Inc.                 57,119
      3,600     *Toys 'R Us, Inc.                                       126,000
      5,600      UNUM Corp.                                             235,200
     10,400     *USAir Group, Inc.                                      364,000
      3,300      Xerox Corp.                                            260,288
                                                                   -------------
                 Total Investments in United States                   6,159,369
                 TOTAL COMMON STOCK
                 (Cost: $23,506,352) ...........................     25,162,328
                                                                   -------------
--------------------------------------------------------------------------------
PREFERRED STOCK: 4.5%
--------------------------------------------------------------------------------
Brazil: 2.2%
     11,700      Companhia Vale do Rio Doce ADR                         260,832
     10,900     *Petrobras SA ADR                                       298,684
     14,800      Usinas Siderurgicas de Minas Gerais SA ADR             162,221
                                                                   -------------
                 Total Investments in Brazil                            721,737
--------------------------------------------------------------------------------
Germany: 2.3%
     12,400      RWE AG                                                 431,558

                                     MSF-41

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
SCUDDER GLOBAL EQUITY PORTFOLIO
June 30, 1997 (unaudited)

                                                                         Value
  Shares                                 Issue                         (Note 1A)
--------------------------------------------------------------------------------
PREFERRED STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Germany: (Continued)
      1,500      SAP AG                                            $    311,335
                                                                   -------------
                 Total Investments in Germany                           742,893
                                                                   -------------
                 TOTAL PREFERRED STOCK
                 (Cost: $1,377,837) ............................      1,464,630
                                                                   -------------
--------------------------------------------------------------------------------
                Face                           Interest   Maturity       Value
               Amount           Issue            Rate       Date       (Note 1A)
--------------------------------------------------------------------------------
FOREIGN OBLIGATIONS: 2.4%
--------------------------------------------------------------------------------
United
Kingdom       449,000  UK Treasury              7.750%    9/08/06  $    778,096
                                                                   -------------
               TOTAL FOREIGN OBLIGATIONS
               (Cost: $770,497) ................................        778,096
                                                                   -------------
--------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 15.2%
--------------------------------------------------------------------------------
          $ 5,000,000  Federal National
                       Mortgage Assoc.          5.600%    7/01/97     5,000,000
                                                                   -------------
               TOTAL SHORT TERM OBLIGATIONS
               (Cost: $5,000,000) ..............................      5,000,000
                                                                   -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT: 4.7%
--------------------------------------------------------------------------------
            1,528,000  State Street Repurchase
                       Agreement (U.S.
                       Treasury Bills
                       collateralized dated
                       6/30/97 due 5/31/98 @
                       6.00% with a market
                       value of $1,560,771)     5.600%    7/01/97     1,528,000
                                                                   -------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost: $1,528,000) ..............................      1,528,000
                                                                   -------------
--------------------------------------------------------------------------------
               TOTAL INVESTMENTS: 103.7%
               (Cost: $32,182,686) .............................     33,933,054
               OTHER ASSETS LESS LIABILITIES: (3.7)%............     (1,212,136)
                                                                   -------------
               TOTAL NET ASSETS: 100.0%.........................   $ 32,720,918
                                                                   =============
--------------------------------------------------------------------------------

                        *Non-income producing security.

# Good faith valued securities. These values have been estimated in the absence of readily ascertainable market values. As of June 30, 1997 fair valued securities amounted to $239,587 or 0.73% of the Scudder Global Equity Portfolio's net assets.

                      +Restricted Securities see note 2.

Additional information on restricted securities as follows:

                                                                   Valuation
                             Acquisition       Acquisition           as of
            Issue                Date             Cost           June 30, 1997
            -----                ----             ----           -------------
  Norwich Union 144A           6/16/97        $     23,200       $      42,565

The aggregate value of restricted securities at June 30, 1997 was $42,565 or 0.13% of the Scudder Global Equity Portfolio's net assets.

 ADR (American depository receipt) represents ownership of foreign securities.

                      See Notes to Financial Statements.

                                     MSF-42

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Industry Diversification
--------------------------------------------------------------------------------
SCUDDER GLOBAL EQUITY PORTFOLIO
As a Percentage of Total Value of Investments

Aerospace...........................................................     0.63%
Automotive..........................................................     2.07%
Banking.............................................................     3.75%
Biotechnology.......................................................     0.51%
Broadcasting........................................................     0.84%
Business Services...................................................     0.74%
Chemicals...........................................................     7.52%
Construction & Mining Equipment.....................................     0.89%
Construction Materials..............................................     1.12%
Consumer Services...................................................     0.35%
Drugs & Health Care.................................................     3.65%
Electrical Equipment................................................     3.64%
Electronics.........................................................     2.82%
Financial Services..................................................     5.62%
Food & Beverages....................................................     3.34%
Foreign Obligations.................................................     2.29%
Forest Products & Paper.............................................     0.74%
Government Sponsored: Federally Chartered...........................    14.73%
Hospital Supply.....................................................     0.81%
Insurance...........................................................     9.54%
Machinery...........................................................     0.08%
Metals-Gold.........................................................     0.68%
Metals-Non-Ferrous..................................................     0.91%
Metals-Steel & Iron.................................................     3.41%
Mining..............................................................     1.04%
Multi-Industry......................................................     3.93%
Office & Business Equipment.........................................     4.24%
Oil-International...................................................     4.40%
Oil-Services........................................................     1.13%
Printing & Publishing...............................................     0.48%
Retail Trade........................................................     0.37%
Software............................................................     2.66%
Telecommunications Equipment & Services.............................     1.90%
Tires & Rubber......................................................     3.51%
Transportation-Airlines.............................................     1.90%
Transportation-Railroad.............................................     0.94%
Utilities-Electric..................................................     1.86%
Utilities-Gas Distribution & Pipelines..............................     0.96%
                                                                        =====
                                                                        100.0%
                                                                        =====

                       See Notes to Financial Statements.

                                    MSF-43

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997 (unaudited)

                                                                                    State Street       State Street       MetLife
                                                                                      Research           Research          Money
                                                                                       Growth             Income           Market
                                                                                      Portfolio         Portfolio        Portfolio
                                                                                   ----------------   ---------------   -----------
Assets:                  Investment, at value (Note 1A) (1) ...................... $2,049,994,731      $379,708,897     $41,555,629
                         Cash ....................................................            553               929         122,860
                         Cash denominated in foreign currencies (2) ..............             --                --              --
                         Receivable for investment securities sold ...............     13,212,135         7,502,516              --
                         Receivable for fund shares sold .........................         86,127                --          12,099
                         Receivable for dividends and interest ...................      2,620,518         5,287,438         166,147
                         Unrealized appreciation on forward contacts (Note 9) ....             --           154,716              --
                         Other assets ............................................         30,523            77,563              15
                                                                                   --------------      ------------     -----------
                                    TOTAL ASSETS .................................  2,065,944,587       392,732,059      41,856,750
                                                                                   --------------      ------------     -----------

Liabilities:             Payable for investment securities purchased .............     11,768,950        11,901,256              --
                         Payable for capital stock repurchased ...................         10,616            62,356              --
                         Accrued investment management fee (Note 3) ..............        414,143            78,286           8,689
                         Accrued and other liabilities ...........................        208,461            57,011           7,918
                                                                                   --------------      ------------     -----------
                                    TOTAL LIABILITIES ............................     12,402,170        12,098,909          16,607
                                                                                   --------------      ------------     -----------
Net Assets:                                                                        $2,053,542,417      $380,633,150     $41,840,143
                                                                                   ==============      ============     ===========
Composition
of Net Assets:           Paid-in-capital .........................................  1,490,702,209       372,638,572      40,798,448
                         Undistributed (overdistributed) net investment income
                            (loss) ...............................................     14,691,269        15,039,882       1,038,478
                         Net unrealized appreciation (depreciation) ..............    436,046,713          (900,241)             --
                         Accumulated net realized gain (loss) ....................    112,102,226        (6,145,063)          3,217
                                                                                   ==============      ============     ===========
                                    NET ASSETS ................................... $2,053,542,417      $380,633,150     $41,840,143
                                                                                   ==============      ============     ===========
                                    SHARES OUTSTANDING ...........................     60,194,176        30,020,801       3,910,678
                                                                                   ==============      ============     ===========
                                    NET ASSET VALUE PER SHARE ....................         $34.12            $12.68          $10.70
                                                                                   ==============      ============     ===========
                         -----------------------------------------------------------------------------------------------------------
                         Notes:
                         (1) Investment, at cost ................................. $1,613,948,018      $380,764,971     $41,555,629
                         (2) Cost of foreign currency ............................             --                --              --
                         See Notes to Financial Statements

                                                                                        State Street
                                                                                           Research
                                                                                         Diversified
                                                                                          Portfolio
                                                                                       ---------------
Assets:                  Investment, at value (Note 1A) (1) ......................     $1,711,825,753
                         Cash ....................................................                932
                         Cash denominated in foreign currencies (2) ..............                 --
                         Receivable for investment securities sold ...............         20,412,302
                         Receivable for fund shares sold .........................             50,538
                         Receivable for dividends and interest ...................         11,250,847
                         Unrealized appreciation on forward contacts (Note 9) ....            236,966
                         Other assets ............................................             13,866
                                                                                       --------------
                                    TOTAL ASSETS .................................      1,743,791,204
                                                                                       --------------

Liabilities:             Payable for investment securities purchased .............         22,128,513
                         Payable for capital stock repurchased ...................             33,594
                         Accrued investment management fee (Note 3) ..............            325,504
                         Accrued and other liabilities ...........................            168,262
                                                                                       --------------
                                    TOTAL LIABILITIES ............................         22,655,873
                                                                                       --------------
Net Assets:                                                                            $1,721,135,331
                                                                                       ==============
Composition
of Net Assets:           Paid-in-capital .........................................      1,400,332,206
                         Undistributed (overdistributed) net investment income
                            (loss) ...............................................         24,162,332
                         Net unrealized appreciation (depreciation) ..............        209,728,227
                         Accumulated net realized gain (loss) ....................         86,912,566
                                                                                       ==============
                                    NET ASSETS ...................................     $1,721,135,331
                                                                                       ==============
                                    SHARES OUTSTANDING ...........................         95,637,604
                                                                                       ==============
                                    NET ASSET VALUE PER SHARE ....................             $18.00
                                                                                       ==============
                         -----------------------------------------------------------------------------
                         Notes:
                         (1) Investment, at cost .................................     $1,502,330,262
                         (2) Cost of foreign currency ............................                --
                         See Notes to Financial Statements

                                    MSF-44

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                 State Street
                                                                                   Research           MetLife               GFM
                                                                                  Aggressive           Stock           International
                                                                                    Growth             Index               Stock
                                                                                   Portfolio         Portfolio           Portfolio
                                                                                ----------------    ------------      --------------
Assets:                  Investment, at value (Note 1A) (1) ................... $1,319,899,141     $1,601,579,351     $314,241,746
                         Cash .................................................        165,314             66,059        3,065,439
                         Cash denominated in foreign currencies (2) ...........             --                 --        3,695,506
                         Receivable for investment securities sold ............     50,423,762          2,497,516        6,596,453
                         Receivable for fund shares sold ......................        141,135            102,003               --
                         Receivable for dividends and interest ................        108,092          1,875,240          621,875
                         Unrealized appreciation on forward contacts (Note 9) .             --                 --               --
                         Other assets .........................................             73                 51          553,025
                                                                                --------------     --------------     ------------
                                    TOTAL ASSETS ..............................  1,370,737,517      1,606,120,220      328,774,044
                                                                                --------------     --------------     ------------

Liabilities:             Payable for investment securities purchased ..........     36,330,592          4,993,783        4,012,726
                         Payable for capital stock repurchased ................             --                 --            6,114
                         Accrued investment management fee (Note 3) ...........        810,563            321,324          197,406
                         Accrued and other liabilities ........................         77,659             81,592          139,048
                                                                                --------------     --------------     ------------
                                    TOTAL LIABILITIES .........................     37,218,814          5,396,699        4,355,294
                                                                                --------------     --------------     ------------
Net Assets:                                                                     $1,333,518,703     $1,600,723,521     $324,418,750
                                                                                ==============     ==============     ============
Composition
of Net Assets:           Paid-in-capital ......................................  1,189,161,336      1,048,071,177      293,839,859
                         Undistributed (overdistributed) net investment income
                            (loss) ............................................     (1,179,900)        10,515,559        2,050,064
                         Net unrealized appreciation (depreciation) ...........    142,293,675        538,361,451       42,262,289
                         Accumulated net realized gain (loss) .................      3,243,592          3,775,334      (13,733,462)
                                                                                ==============     ==============     ============
                                    NET ASSETS ................................ $1,333,518,703     $1,600,723,521     $324,418,750
                                                                                ==============     ==============     ============
                                    SHARES OUTSTANDING ........................     50,600,281         59,927,357       24,013,763
                                                                                ==============     ==============     ============
                                    NET ASSET VALUE PER SHARE .................         $26.35             $26.71           $13.51
                                                                                ==============     ==============     ============
                       -------------------------------------------------------------------------------------------------------------
                         Notes:
                         (1) Investment, at cost .............................. $1,177,605,466     $1,063,217,900     $271,960,210
                         (2) Cost of foreign currency .........................             --                 --        3,696,615
                         See Notes to Financial Statements
                                                                                       Loomis
                                                                                       Sayles
                                                                                     High Yield           Janus
                                                                                        Bond             Mid Cap
                                                                                      Portfolio         Portfolio
                                                                                    --------------     ------------
Assets:                  Investment, at value (Note 1A) (1) ...................     $12,076,267        $28,312,852
                         Cash .................................................              32             35,207
                         Cash denominated in foreign currencies (2) ...........              --            178,607
                         Receivable for investment securities sold ............         119,865            430,813
                         Receivable for fund shares sold ......................           6,416             12,595
                         Receivable for dividends and interest ................         137,287              1,035
                         Unrealized appreciation on forward contacts (Note 9) .              --                 --
                         Other assets .........................................              --                292
                                                                                    -----------        -----------
                                    TOTAL ASSETS ..............................      12,339,867         28,971,401
                                                                                    -----------        -----------

Liabilities:             Payable for investment securities purchased ..........         614,474          2,724,835
                         Payable for capital stock repurchased ................              --                 --
                         Accrued investment management fee (Note 3) ...........           5,483             13,724
                         Accrued and other liabilities ........................           1,654              9,387
                                                                                    -----------        -----------
                                    TOTAL LIABILITIES .........................         621,611          2,747,946
                                                                                    -----------        -----------
                                                                                    $11,718,256        $26,223,455
Net Assets:                                                                         ===========        ===========

Composition
of Net Assets:           Paid-in-capital ......................................      11,345,097         23,680,650
                         Undistributed (overdistributed) net investment income
                            (loss) ............................................         134,010             43,717
                         Net unrealized appreciation (depreciation) ...........         208,640          2,328,922
                         Accumulated net realized gain (loss) .................          30,509            170,166
                                                                                    ===========        ===========
                                    NET ASSETS ................................     $11,718,256        $26,223,455
                                                                                    ===========        ===========
                                    SHARES OUTSTANDING ........................       1,122,560          2,312,122
                                                                                    ===========        ===========
                                    NET ASSET VALUE PER SHARE .................          $10.44             $11.34
                                                                                    ===========        ===========
                       --------------------------------------------------------------------------------------------
                         Notes:
                         (1) Investment, at cost ..............................     $11,867,607        $25,978,849
                         (2) Cost of foreign currency .........................              --            178,216
                         See Notes to Financial Statements
                                                                                 T. Rowe Price          Scudder
                                                                                   Small Cap            Global
                                                                                     Growth             Equity
                                                                                   Portfolio           Portfolio
                                                                                ------------------    ------------
Assets:                Investment, at value (Note 1A) (1) ...................    $26,451,019          $33,933,054
                       Cash .................................................        130,252                1,056
                       Cash denominated in foreign currencies (2) ...........             --                3,178
                       Receivable for investment securities sold ............             --                9,467
                       Receivable for fund shares sold ......................         11,654               20,069
                       Receivable for dividends and interest ................          1,889               38,260
                       Unrealized appreciation on forward contacts (Note 9) .             --                   --
                       Other assets .........................................             --               34,484
                                                                                 -----------          -----------
                                  TOTAL ASSETS ..............................     26,594,814           34,039,568
                                                                                 -----------          -----------

Liabilities:           Payable for investment securities purchased ..........         76,672            1,283,467
                       Payable for capital stock repurchased ................             --                   --
                       Accrued investment management fee (Note 3) ...........          9,849               13,169
                       Accrued and other liabilities ........................          3,582               22,014
                                                                                  -----------          -----------
                                  TOTAL LIABILITIES .........................          90,103            1,318,650
                                                                                  -----------          -----------
Net Assets:                                                                       $26,504,711          $32,720,918
                                                                                  ===========          ===========
Composition
 Net Assets:           Paid-in-capital ......................................      24,136,071           30,722,071
                       Undistributed (overdistributed) net investment income
                          (loss) ............................................          15,157              202,822
                       Net unrealized appreciation (depreciation) ...........       2,340,630            1,750,901
                       Accumulated net realized gain (loss) .................          12,853               45,124
                                                                                  ===========          ===========
                                  NET ASSETS ................................     $26,504,711          $32,720,918
                                                                                  ===========          ===========
                                  SHARES OUTSTANDING ........................       2,412,761            3,030,136
                                                                                  ===========          ===========
                                  NET ASSET VALUE PER SHARE .................          $10.99               $10.80
                                                                                  ===========          ===========
                     ----------------------------------------------------------------------------------------------
                       Notes:
                       (1) Investment, at cost ..............................     $24,110,389          $32,182,686
                       (2) Cost of foreign currency .........................              --                3,205
                       See Notes to Financial Statements

                                    MSF-45

================================================================================
Metropolitan Sereies Fund, Inc.
================================================================================
Financial Statements
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
June 30, 1997 (unaudited)


                                                                            State Street   State Street    Metlife     State Street
                                                                             Research       Research       Money        Research
                                                                              Growth         Income        Market      Diversified
                                                                            Portfolio      Portfolio     Portfolio      Portfolio
                                                                          -------------- --------------  ----------- ---------------

Investment      Interest (Note 1B) ....................................... $  3,446,626    $13,409,312   $1,141,808    $23,379,622
Income:         Dividends (Note 1B) ......................................   13,937,216            --            --      7,565,618
                                                                           -------------   -----------   -----------   ------------
                Total investment income, net of withholding taxes of (1) .   17,383,842    13,409,312     1,141,808     30,945,240
                                                                           -------------   -----------   -----------   ------------

Expenses:       Investment management fee ................................    2,235,030       469,677        52,265      1,921,080
                Printing and distribution fees ...........................      200,651        45,729         5,032        174,469
                Custodian and transfer agent fees ........................      122,969        63,262        20,294        135,734
                Directors fees ...........................................        4,948         4,948         4,948          4,907
                Other operating expenses .................................       19,579        10,796        10,300         17,370
                                                                           -------------   -----------   -----------   ------------

                           Total expenses before reimbursement ...........    2,583,177       594,412        92,839      2,253,560
                                                                           -------------   -----------   -----------   ------------
                           Less:  expense reimbursement ..................           --            --            --            --
                                                                           -------------   -----------   -----------   ------------

                           Net expenses ..................................    2,583,177       594,412        92,839      2,253,560
                                                                           -------------   -----------   -----------   ------------


                           NET INVESTMENT INCOME (LOSS) ..................   14,800,665    12,814,900     1,048,969     28,691,680
                                                                           -------------   -----------   -----------   ------------

Net Realized    Investment (Note 7) ......................................  112,645,591    (1,171,647)          852     83,930,527
Gain (Loss) On: Foreign currency transactions (Note 7) ...................        3,805      (377,812)           --       (507,649)
                                                                           -------------   -----------   -----------   ------------

                           NET REALIZED GAIN (LOSS) ......................  112,649,396    (1,549,459)          852     83,422,878
                                                                           -------------   -----------   -----------   ------------

Net Unrealized  Beginning of period investments and foreign currency
Appreciation           holdings (Notes 7,9) ..............................  243,748,890      (417,499)           --    139,692,509
(Depreciation): End of period investments and foreign currency holdings
                      (Notes 7,9) ........................................  436,046,713      (900,241)           --    209,728,227
                                                                           -------------   -----------   -----------   ------------

                           NET UNREALIZED APPRECIATION (DEPRECIATION) ....  192,297,823      (482,742)           --     70,035,718
                                                                           -------------   -----------   -----------   ------------

                           NET INCREASE IN NET ASSETS RESULTING FROM
                             OPERATIONS .................................. $319,747,884    $10,782,699   $1,049,821   $182,150,276
                                                                           =============   ===========   ===========  =============


                -------------------------------------------------------------------------------------------------------------------
                Notes:
                (1) Withholding taxes ....................................     $398,723      ($9,394)            --       $190,497
                See Notes to Financial Statements.

                                    MSF-46

--------------------------------------------------------------------------------
Metropolitan Sereies Fund, Inc.
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
June 30, 1997 (unaudited)



                                                                               State Street
                                                                                 Research           MetLife              GFM
                                                                                Aggressive           Stock          International
                                                                                  Growth             Index              Stock
                                                                                 Portfolio         Portfolio          Portfolio
                                                                              ----------------    ------------     ----------------
Investment        Interest (Note 1B) ...........................................  $ 2,180,526     $     187,968        $    44,607
Income:           Dividends (Note 1B) ..........................................    2,718,520        12,403,748          3,483,188
                                                                                  -----------      ------------        -----------
                  Total investment income, net of withholding taxes of (1) .....    4,899,046        12,591,716          3,527,795
                                                                                  -----------      ------------        -----------

Expenses:         Investment management fee ....................................    4,873,446         1,661,215          1,124,045
                  Printing and distribution fees ...............................      155,877           144,467             36,525
                  Custodian and transfer agent fees ............................      126,699           116,500            305,777
                  Directors fees ...............................................        4,948             4,948              4,946
                  Other operating expenses .....................................       18,955            19,027              6,439
                                                                                  -----------      ------------        -----------
                             Total expenses before reimbursement ...............    5,179,925         1,946,157          1,477,732
                                                                                  -----------      ------------        -----------
                             Less:  expense reimbursement ......................           --                --                 --
                                                                                  -----------      ------------        -----------

                             Net expenses ......................................    5,179,925         1,946,157          1,477,732
                                                                                  -----------      ------------        -----------


                             NET INVESTMENT INCOME (LOSS) ......................     (280,879)       10,645,559          2,050,063
                                                                                  -----------      ------------        -----------

Net Realized      Investment (Note 7) ..........................................    2,842,894         6,556,377         13,655,165
Gain (Loss) On:   Foreign currency transactions (Note 7) .......................           --                11         (9,254,467)
                                                                                  -----------      ------------        -----------

                             NET REALIZED GAIN (LOSS) ..........................    2,842,894         6,556,388          4,400,698
                                                                                  -----------      ------------        -----------

Net Unrealized    Beginning of period investments and foreign currency holdings
Appreciation               (Notes 7,9) .........................................  136,862,235       303,651,601         11,038,872
(Depreciation):   End of period investments and foreign currency holdings
                        (Notes 7,9) ............................................  142,293,675       538,361,451         42,262,289
                                                                                  -----------      ------------        -----------

                                                                                    5,431,440       234,709,850         31,223,417
                             NET UNREALIZED APPRECIATION (DEPRECIATION) ........  -----------      ------------        -----------


                             NET INCREASE IN NET ASSETS RESULTING FROM            $ 7,993,455      $251,911,797        $37,674,178
                               OPERATIONS ......................................  ===========      ============        ===========



                  Notes:                                                               $2,002           $84,437           $507,362
                  (1) Withholding taxes ........................................
                  See Notes to Financial Statements.


                                                                                  Loomis
                                                                                  Sayles       Janus     T. Rowe Price    Scudder
                                                                                High Yield    Mid Cap      Small Cap      Global
                                                                                   Bond      Portfolio      Growth        Equity
                                                                                 Portfolio                 Portfolio     Portfolio
                                                                               ------------ -----------  -------------- -----------


Investment        Interest (Note 1B) .........................................  $  137,257   $   79,339    $  40,806    $   116,165
Income:           Dividends (Note 1B) ........................................      13,657        5,861        6,069        135,014
                                                                                -----------  ----------    ----------   -----------
                  Total investment income, net of withholding taxes of (1) ...     150,914       85,200       46,875        251,179
                                                                                -----------  ----------    ----------   -----------

Expenses:         Investment management fee ..................................      13,149       32,749       23,260         35,462
                  Printing and distribution fees .............................       1,074        2,287        2,287          4,288
                  Custodian and transfer agent fees ..........................      20,346       27,039       31,743         54,912
                  Directors fees .............................................       2,885        2,930        2,930          2,930
                  Other operating expenses ...................................       6,125        6,214        6,214          6,378
                                                                                -----------  ----------    ----------   -----------
                             Total expenses before reimbursement .............      43,579       71,219       66,434        103,970
                                                                                -----------  ----------    ----------   -----------
                             Less:  expense reimbursement ....................      26,674       29,736       34,716         55,613
                                                                                -----------  ----------    ----------   -----------

                             Net expenses ....................................      16,905       41,483       31,718         48,357
                                                                                -----------  ----------    ----------   -----------


                             NET INVESTMENT INCOME (LOSS) ....................     134,009       43,717       15,157        202,822
                                                                                -----------  ----------    ----------   -----------

Net Realized      Investment (Note 7) ........................................      30,522      171,878       12,853         37,165
Gain (Loss) On:   Foreign currency transactions (Note 7) .....................         (13)      (1,711)          --          7,959
                                                                                -----------  ----------    ----------   -----------

                             NET REALIZED GAIN (LOSS) ........................      30,509      170,167       12,853         45,124
                                                                                -----------  ----------    ----------   -----------

Net Unrealized    Beginning of period investments and foreign currency
Appreciation            holdings (Notes 7,9) .................................          --           --           --             --
(Depreciation):   End of period investments and foreign currency holdings
                        (Notes 7,9) ..........................................     208,640    2,328,922    2,340,630      1,750,901
                                                                                -----------  ----------    ----------   -----------


                             NET UNREALIZED APPRECIATION (DEPRECIATION) ......     208,640    2,328,922    2,340,630      1,750,901
                                                                                -----------  ----------    ----------   -----------

                             NET INCREASE IN NET ASSETS RESULTING FROM
                               OPERATIONS ....................................  $  373,158   $2,542,806    $2,368,640   $ 1,998,847
                                                                                ===========  ==========    ==========   ===========

                  -----------------------------------------------------------------------------------------------------------------
                  Notes:
                  (1) Withholding taxes ......................................         $67         $285           --        $17,035
                  See Notes to Financial Statements.

                                    MSF-47

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Financial Statements
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                      State Street                           State Street
                                                                    Research Growth                        Research Income
                                                                       Portfolio                              Portfolio
                                                          -----------------------------------  ------------------------------------
Increase (Decrease) in Net Assets From:                     For the Six                          For the Six
                                                            Months Ended       For the Year      Months Ended        For the Year
                                                              June 30,             Ended           June 30,             Ended
                                                                1997           December 31,          1997            December 31,
                                                            (unaudited)            1996          (unaudited)             1996
                                                          ----------------   ----------------  ----------------     ---------------
Operations:        Net investment income (loss) ........  $    14,800,665    $    17,239,321   $    12,814,900      $   24,051,031
                   Net realized gain (loss) from
                      investment and foreign currency
                      transactions .....................      112,649,396        236,501,143        (1,549,459)          4,419,955
                   Unrealized appreciation
                      (depreciation) of investments and
                      foreign currency holdings ........      192,297,823         15,205,595          (482,742)        (14,942,561)
                                                          ---------------    ---------------   ---------------     ---------------
                   Net increase (decrease) in net
                      assets resulting from operations .      319,747,884        268,946,059        10,782,699          13,528,425
                                                          ---------------    ---------------   ---------------     ---------------

Distributions to   Net investment income ...............               --        (17,239,740)               --         (23,474,190)
Shareholders:      Net realized gain from investment
                      transactions .....................     (105,468,468)      (134,047,463)       (1,003,203)           (697,717)
                                                          ---------------    ---------------   ---------------     ---------------
                   Total Distributions (Note 4) ........     (105,468,468)      (151,287,203)       (1,003,203)        (24,171,907)
                                                          ---------------    ---------------   ---------------     ---------------

Capital Share      Net proceeds from sale of shares ....      138,914,534        246,392,853         7,487,566          46,724,830
Transactions:      Net asset value of shares issued to
                      shareholders in reinvestment of
                      distributions ....................      105,468,468        151,287,203         1,003,203          24,171,907
                   Shares redeemed .....................       (2,848,476)       (12,361,034)      (21,031,953)        (26,771,445)
                   Transfer of assets to (Note 5) ......               --                 --                --                  --
                                                          ---------------    ---------------   ---------------     ---------------
                   Net Capital Stock Transactions
                      (Note 8)..........................      241,534,526        385,319,022       (12,541,184)         44,125,292
                                                          ---------------    ---------------   ---------------     ---------------
                   NET INCREASE (DECREASE) IN NET
                      ASSETS ...........................      455,813,942        502,977,878        (2,761,688)         33,481,810
                   NET ASSETS: Beginning of period .....    1,597,728,475      1,094,750,597       383,394,838         349,913,028
                                                          ===============    ===============   ===============     ===============
                   NET ASSETS: End of period ...........  $ 2,053,542,417    $ 1,597,728,475   $   380,633,150     $   383,394,838
                                                          ===============    ===============   ===============     ===============

                                                                             MetLife
                                                                           Money Market
                                                                            Portfolio
                                                              -------------------------------------
Increase (Decrease) in Net Assets From:                         For the Six
                                                                Months Ended       For the Year
                                                                  June 30,             Ended
                                                                    1997           December 31,
                                                                (unaudited)            1996
                                                              ----------------    ----------------
Operations:        Net investment income (loss) ........      $     1,048,969     $     2,028,460
                   Net realized gain (loss) from
                      investment and foreign currency
                      transactions .....................                  852               1,031
                   Unrealized appreciation
                      (depreciation) of investments and
                      foreign currency holdings ........                   --                  --
                                                              ---------------     ---------------
                   Net increase (decrease) in net
                      assets resulting from operations .            1,049,821           2,029,491
                                                              ---------------     ---------------

Distributions to   Net investment income ...............                   --          (2,045,447)
Shareholders:      Net realized gain from investment
                      transactions .....................                   --              (1,192)
                                                              ---------------     ---------------
                   Total Distributions (Note 4) ........                   --          (2,046,639)
                                                              ---------------     ---------------

Capital Share      Net proceeds from sale of shares ....           10,985,195          19,329,406
Transactions:      Net asset value of shares issued to
                      shareholders in reinvestment of
                      distributions ....................                   --           2,046,639
                   Shares redeemed .....................          (11,831,504)        (20,178,541)
                   Transfer of assets to (Note 5) ......                   --                  --
                                                              ---------------     ---------------
                   Net Capital Stock Transactions (Note
                      8) ...............................             (846,309)          1,197,504
                                                              ---------------     ---------------
                   NET INCREASE (DECREASE) IN NET
                      ASSETS ...........................              203,512           1,180,356
                   NET ASSETS: Beginning of period .....           41,636,631          40,456,275
                                                              ===============     ===============
                   NET ASSETS: End of period ...........      $    41,840,143     $    41,636,631
                                                              ===============     ===============
                   ---------------------------------------------------------------------------------------------------------------

                   See Notes to Financial Statements.

                                     MSF-48

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Financial Statements
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS



                                                                      State Street                            State Street
                                                                  Research Diversified                 Research Aggressive Growth
                                                                       Portfolio                               Portfolio
                                                         ------------------------------------   -----------------------------------
Increase (Decrease) in Net Assets From:                     For the Six                           For the Six
                                                           Months Ended       For the Year        Months Ended       For the Year
                                                             June 30,             Ended             June 30,            Ended
                                                               1997           December 31,            1997           December 31,
                                                            (unaudited)           1996            (unaudited)            1996
                                                         ----------------    ----------------   ----------------    ---------------
Operations:        Net investment income (loss) ........ $    28,691,680     $    42,980,569    $      (280,879)    $   (1,338,007)
                   Net realized gain (loss) from
                      investment and foreign currency
                      transactions .....................      83,422,878         135,252,779          2,842,894         78,458,844
                   Unrealized appreciation
                      (depreciation) of investments and
                      foreign currency holdings ........      70,035,718          (3,189,270)         5,431,440         (4,364,360)
                                                         ---------------     ---------------    ---------------    ---------------
                   Net increase (decrease) in net
                      assets resulting from operations .     182,150,276         175,044,078          7,993,455         72,756,477
                                                         ---------------     ---------------    ---------------    ---------------

Distributions to   Net investment income ...............        (804,242)        (42,176,327)                --                 --
Shareholders:      Net realized gain from investment
                      transactions .....................     (56,022,086)        (84,750,798)       (39,538,759)       (35,104,245)
                                                         ---------------     ---------------    ---------------    ---------------
                   Total Distributions (Note 4) ........     (56,826,328)       (126,927,125)       (39,538,759)       (35,104,245)
                                                         ---------------     ---------------    ---------------    ---------------

Capital Share      Net proceeds from sale of shares ....      94,291,415         171,456,907         57,393,013        318,837,326
Transactions:      Net asset value of shares issued to
                      shareholders in reinvestment of
                      distributions ....................      56,826,328         126,927,125         39,538,759         35,104,245
                   Shares redeemed .....................      (4,147,527)        (12,493,415)       (53,717,129)       (28,659,672)
                   Transfer of assets to (Note 5) ......             --                   --                 --                 --
                                                         ---------------     ---------------    ---------------    ---------------
                   Net Capital Stock Transactions
                      (Note 8)..........................     146,970,216         285,890,617         43,214,643        325,281,899
                                                         ---------------     ---------------    ---------------    ---------------
                   NET INCREASE (DECREASE) IN NET
                      ASSETS ...........................     272,294,164         334,007,570         11,669,339        362,934,131
                   NET ASSETS: Beginning of period .....   1,448,841,167       1,114,833,597      1,321,849,364        958,915,233
                                                         ---------------     ---------------    ---------------    ---------------
                   NET ASSETS: End of period ........... $ 1,721,135,331     $ 1,448,841,167    $ 1,333,518,703    $ 1,321,849,364
                                                         ===============     ===============    ===============    ===============


                                                                          MetLife                                 GFM
                                                                        Stock Index                       International Stock
                                                                         Portfolio                             Portfolio
                                                          -----------------------------------  ------------------------------------
Increase (Decrease) in Net Assets From:                     For the Six                          For the Six
                                                            Months Ended       For the Year      Months Ended        For the Year
                                                              June 30,             Ended           June 30,              Ended
                                                                1997           December 31,          1997            December 31,
                                                            (unaudited)            1996          (unaudited)             1996
                                                          ----------------    ---------------  ----------------     ---------------
Operations:        Net investment income (loss) ........  $    10,645,559     $   16,426,973   $     2,050,063      $    1,728,132
                   Net realized gain (loss) from
                      investment and foreign currency
                      transactions .....................        6,556,388          7,811,922         4,400,698         (25,299,526)
                   Unrealized appreciation
                      (depreciation) of investments and
                      foreign currency holdings ........      234,709,850        156,236,698        31,223,417          17,465,452
                                                          ---------------    ---------------   ---------------     ---------------
                   Net increase (decrease) in net
                      assets resulting from operations .      251,911,797        180,475,593        37,674,178          (6,105,942)
                                                          ---------------    ---------------   ---------------     ---------------

Distributions to   Net investment income ...............         (375,308)       (16,158,730)               --             (16,086)
Shareholders:      Net realized gain from investment
                      transactions .....................       (1,171,488)       (10,189,362)               --          (3,229,290)
                                                          ---------------    ---------------   ---------------     ---------------
                   Total Distributions (Note 4) ........       (1,546,796)       (26,348,092)               --          (3,245,376)
                                                          ---------------    ---------------   ---------------     ---------------

Capital Share      Net proceeds from sale of shares ....      227,831,111        330,175,386        22,269,590          43,194,283
Transactions:      Net asset value of shares issued to
                      shareholders in reinvestment of
                      distributions ....................        1,546,796         26,348,092                --           3,245,376
                   Shares redeemed .....................       (1,316,721)       (24,176,884)      (39,350,501)        (30,723,899)
                   Transfer of assets to (Note 5) ......               --                 --                --                  --
                                                          ---------------    ---------------   ---------------     ---------------
                   Net Capital Stock Transactions (Note
                      8) ...............................      228,061,186        332,346,594       (17,080,911)         15,715,760
                                                          ---------------    ---------------   ---------------     ---------------
                   NET INCREASE (DECREASE) IN NET
                      ASSETS ...........................      478,426,187        486,474,095        20,593,267           6,364,442
                   NET ASSETS: Beginning of period .....    1,122,297,334        635,823,239       303,825,483         297,461,041
                                                          ---------------    ---------------   ---------------     ---------------
                   NET ASSETS: End of period ...........  $ 1,600,723,521    $ 1,122,297,334   $   324,418,750     $   303,825,483
                                                          ===============    ===============   ===============     ===============
------------------------------------------------------------------------------------------------------------------------------------


                                     MSF-49

Financial Statements
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                            Loomis Sayles           Janus         T. Rowe Price         Scudder
                                                           High Yield Bond         Mid Cap       Small Cap Growth    Global Equity
                                                              Portfolio           Portfolio          Portfolio          Portfolio
                                                         -------------------  -----------------  ------------------  --------------
Increase in Net Assets From:                               For the Period     For the Period     For the Period      For the Period
                                                           March 3, 1997 to   March 3, 1997 to   March 3, 1997 to    March 3, 1997
                                                            June 30, 1997      June 30, 1997      June 30, 1997     to June 30, 1997
                                                             (unaudited)         (unaudited)       (unaudited)        (unaudited)
                                                         ------------------   ----------------   -----------------   -------------
Operations:        Net investment income ............... $          134,009   $       43,717     $       15,157      $     202,822

                   Net realized gain from
                      investment and foreign currency
                      transactions .....................             30,509          170,167             12,853             45,124
                   Unrealized appreciation of
                      investments and foreign currency
                      holdings .........................            208,640        2,328,922          2,340,630          1,750,901
                                                         ------------------   --------------     --------------      -------------
                   Net increase in net assets resulting
                      from operations ..................            373,158        2,542,806          2,368,640          1,998,847
                                                         ------------------   --------------     --------------      -------------

Distributions to   Net investment income ...............                 --               --                 --                 --
Shareholders:      Net realized gain from investment
                      transactions .....................                 --               --                 --                 --
                                                         ------------------   --------------     --------------      -------------
                   Total Distributions (Note 4) ........                 --               --                 --                 --
                                                         ------------------   --------------     --------------      -------------

Capital Share      Net proceeds from sale of shares ....         10,349,073       18,680,681         20,797,659         20,722,104
Transactions:      Net asset value of shares issued to
                      shareholders in reinvestment of
                      distributions ....................                 --               --                 --                 --
                   Shares redeemed .....................         (1,003,975)             (32)        (1,661,588)               (33)
                   Transfer of assets to (Note 5) ......          2,000,000        5,000,000          5,000,000         10,000,000
                                                         ------------------   --------------     --------------      -------------
                   Net Capital Stock Transactions
                      (Note 8) .........................         11,345,098       23,680,649         24,136,071         30,722,071
                                                         ------------------   --------------     --------------      -------------
                   NET INCREASE
                      IN NET ASSETS ....................         11,718,256       26,223,455         26,504,711         32,720,918
                   NET ASSETS: Beginning of period .....                 --               --                 --                 --
                                                         ==================   ==============     ==============      =============
                   NET ASSETS: End of period ...........         11,718,256       26,223,455      $  26,504,711         32,720,918
                                                         ==================   ==============     ==============      =============

                   ------------------------------------------------------------
                   See Notes to Financial Statements.


                                     MSF-50

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Financial Highlights
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)


                                                                        State Street Research Growth Portfolio
                                                      ----------------------------------------------------------------------------
                                                      For the Six
                                                      Months Ended                     Year Ended December 31,
                                                     June 30, 1997    ------------------------------------------------------------
                                                      (unaudited)         1996          1995         1994        1993        1992
                                                      ------------       ------        ------       ------      ------      ------
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:  Beginning of period ...............      $30.51        $27.56        $21.81      $23.27      $21.72      $21.56
----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income .............................        0.25          0.36          0.35        0.30        0.28        0.34
  Net realized and unrealized gain (loss) ...........        5.26          5.78          6.83       (1.06)       3.24        2.13
                                                       -----------  ------------  ------------  ----------  ----------  ----------
         Total From Investment Operations ...........        5.51          6.14          7.18       (0.76)       3.52        2.47
                                                       -----------  ------------  ------------  ----------  ----------  ----------

Less Distributions:
  Dividends from net investment income ..............          --         (0.36)        (0.35)      (0.30)      (0.28)      (0.29)
  Distributions from net realized capital gains .....       (1.90)        (2.83)        (1.08)      (0.40)      (1.69)      (2.02)
                                                       -----------  ------------  ------------  ----------  ----------  ----------
         Total Distributions ........................       (1.90)        (3.19)        (1.43)      (0.70)      (1.97)      (2.31)
                                                       -----------  ------------  ------------  ----------  ----------  ----------

----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:  End of period .....................      $34.12        $30.51        $27.56      $21.81      $23.27      $21.72
----------------------------------------------------------------------------------------------------------------------------------
  Total Return ......................................       19.06%        22.18%        33.14%      (3.25)%     14.40%      11.56%

Supplemental Data/Significant Ratios:
  Net assets at end of period (000's) ...............  $2,053,542    $1,597,728    $1,094,751    $746,433    $640,413    $351,028
  Operating expenses to average net assets (1) ......        0.29%         0.29%         0.31%       0.32%       0.28%       0.25%
  Net investment income to average net assets (1) ...        1.65%         1.29%         1.46%       1.40%       1.19%       1.52%
  Portfolio turnover (2) ............................       38.33%        93.05%        45.52%      57.27%      66.27%      63.74%
  Average broker commission rate (3) ................  $   0.0587    $   0.0578            --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------

  Notes:
  Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products.
  Inclusion of these charges would reduce the total return figures for all periods shown.
     (1) Ratios for the six months ended June 30, 1997 have been determined on annualized operating results for the period. Twelve-month results may be different.
     (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for June
          30, 1997 amounted to $801,689,610 and $644,287,454, respectively.
     (3) Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

  See Notes to Financial Statements.


                                    MSF-51

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                       State Street Research Income Portfolio
                                                     ------------------------------------------------------------------------------
                                                          For the Six
                                                         Months Ended
                                                         June 30, 1997                  Year Ended December 31,
                                                                       ------------------------------------------------------------
                                                         (unaudited)     1996        1995         1994         1993         1992
                                                         ------------    -----       -----        -----        -----        ----
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE:  Beginning of period ..............     $12.36       $12.73      $11.32       $12.59       $12.22       $12.32
-----------------------------------------------------------------------------------------------------------------------------------
   Investment Operations:
   ---------------------
     Net investment income ............................       0.43         0.82        0.83         0.91         0.83         0.90
     Net realized and unrealized gain (loss) ..........      (0.08)       (0.36)       1.38        (1.31)        0.86        (0.05)
                                                         ----------   ----------  ----------   ----------   ----------   ----------
            Total From Investment Operations ..........       0.35         0.46        2.21        (0.40)        1.69         0.85
                                                         ----------   ----------  ----------   ----------   ----------   ----------

   Less Distributions:
   ------------------
     Dividends from net investment income .............         --        (0.81)      (0.80)       (0.87)       (0.88)       (0.71)
     Distributions from net realized capital gains ....      (0.03)       (0.02)         --           --        (0.44)       (0.24)
                                                         ----------   ----------  ----------   ----------   ----------   ----------
            Total Distributions .......................      (0.03)       (0.83)      (0.80)       (0.87)       (1.32)       (0.95)
                                                         ----------   ----------  ----------   ----------   ----------   ----------

-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE:  End of period ....................     $12.68       $12.36      $12.73       $11.32       $12.59       $12.22
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return .....................................       2.87%        3.60%      19.55%       (3.15)%      11.36%        6.91%

   Supplemental Data/Significant Ratios:
   ------------------------------------
     Net assets at end of period (000's) ..............   $380,633     $383,395    $349,913     $275,659     $299,976     $156,245
     Operating expenses to average net assets (1) .....       0.31%        0.32%       0.34%        0.35%        0.32%        0.25%
     Net investment income to average net assets (1) ..       6.77%        6.64%       7.01%        7.02%        6.39%        7.16%
     Portfolio turnover (2) ...........................      54.36%       92.90%     102.88%      141.15%      136.98%      151.74%
-----------------------------------------------------------------------------------------------------------------------------------

     Notes:

     Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products.

     Inclusion of these charges would reduce the total return figures for all periods shown.

     (1) Ratios for the six months ended June 30, 1997 have been determined on annualized operating results for the period. Twelve-month results may be different.

     (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for June 30, 1997 amounted to $196,381,656 and $200,856,524, respectively.

     See Notes to Financial Statements.

                                    MSF-52

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)


                                                                                            Metlife Money Market Portfolio
                                                           -----------------------------------------------------------------------
                                                               For the Six
                                                              Months Ended
                                                              June 30, 1997                Year Ended December 31,
                                                                             -----------------------------------------------------
                                                              (unaudited)     1996       1995        1994       1993        1992
                                                              ------------    -----      -----       -----      -----       ----
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE:  Beginning of period ...................      $10.44      $10.45     $10.48      $10.49     $10.52      $10.59
----------------------------------------------------------------------------------------------------------------------------------
   Investment Operations:
   ---------------------
     Net investment income .................................        0.26        0.53       0.59        0.40       0.28        0.39
                                                                ---------   ---------  ---------   ---------  ---------   --------
            Total From Investment Operations ...............        0.26        0.53       0.59        0.40       0.28        0.39
                                                                ---------   ---------  ---------   ---------  ---------   --------

   Less Distributions:
   ------------------
     Dividends from net investment income ..................          --       (0.54)     (0.62)      (0.41)     (0.31)      (0.46)
                                                                ---------   ---------  ---------   ---------  ---------   --------
            Total Distributions ............................          --       (0.54)     (0.62)      (0.41)     (0.31)      (0.46)
                                                                ---------   ---------  ---------   ---------  ---------   --------

----------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE:  End of period .........................      $10.70      $10.44     $10.45      $10.48     $10.49      $10.52
----------------------------------------------------------------------------------------------------------------------------------
     Total Return ..........................................        2.52%       5.01%      5.59%       3.85%      2.90%       3.73%

   Supplemental Data/Significant Ratios:
   ------------------------------------
     Net assets at end of period (000's) ...................     $41,840     $41,637    $40,456     $39,961    $44,321     $55,412
     Operating expenses to average net assets (1) ..........        0.44%       0.43%      0.49%       0.44%      0.38%       0.25%
     Net investment income to average net assets (1) .......        4.96%       4.92%      5.39%       3.76%      2.85%       3.68%
-----------------------------------------------------------------------------------------------------------------------------------

     Notes:

     Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products.

       Inclusion of these charges would reduce the total return figures for all periods shown.

      (1) Ratios for the six months ended June 30, 1997 have been determined on annualized operating results for the period. Twelve-month results may be different.

     See Notes to Financial Statements.

                                     MSF-53

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                         State Street Research Diversified Portfolio
                                                    --------------------------------------------------------------------------------
                                                       For the Six
                                                       Months Ended
                                                      June 30, 1997                   Year Ended December 31,
                                                                    ---------------------------------------------------------------
                                                       (unaudited)      1996         1995         1994         1993         1992
                                                       ------------     -----        -----        -----        -----        ----
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE:  Beginning of period .............      $16.67       $15.95       $13.40      $14.41       $13.58       $13.61
-----------------------------------------------------------------------------------------------------------------------------------
   Investment Operations:
   ---------------------
     Net investment income ...........................        0.30         0.55         0.59        0.51         0.46         0.53
     Net realized and unrealized gain (loss) .........        1.66         1.77         3.02       (0.95)        1.58         0.74
                                                        ----------- ------------ ------------  ----------   ----------   ----------
            Total From Investment Operations .........        1.96         2.32         3.61       (0.44)        2.04         1.27
                                                        ----------- ------------ ------------  ----------   ----------   ----------

   Less Distributions:
   ------------------
     Dividends from net investment income ............       (0.01)       (0.53)       (0.58)      (0.50)       (0.54)       (0.55)
     Distributions from net realized capital gains ...       (0.62)       (1.07)       (0.48)      (0.07)       (0.67)       (0.75)
                                                        ----------- ------------ ------------  ----------   ----------   ----------
            Total Distributions ......................       (0.63)       (1.60)       (1.06)      (0.57)       (1.21)       (1.30)
                                                        ----------- ------------ ------------  ----------   ----------   ----------

-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE:  End of period ...................      $18.00       $16.67       $15.95      $13.40       $14.41       $13.58
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return ....................................       12.14%       14.52%       27.03%      (3.06)%      12.75%        9.48%

   Supplemental Data/Significant Ratios:
   ------------------------------------
     Net assets at end of period (000's) .............  $1,721,135   $1,448,841   $1,114,834    $892,826     $743,798     $334,480
     Operating expenses to average net assets (1) ....        0.29%        0.29%        0.31%       0.32%        0.29%        0.25%
     Net investment income to average net assets (1) .        3.66%        3.38%        3.92%       3.66%        3.16%        3.85%
     Portfolio turnover (2) ..........................       54.84%       91.07%       79.29%      96.49%       95.84%      114.67%
     Average broker commission rate (3) ..............  $   0.0588   $   0.0578           --          --           --           --
-----------------------------------------------------------------------------------------------------------------------------------

     Notes:

     Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products.

       Inclusion of these charges would reduce the total return figures for all periods shown.

      (1) Ratios for the six months ended June 30, 1997 have been determined on annualized operating results for the period. Twelve-month results may be different.

      (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for June 30, 1997 amounted to $896,400,643 and $807,786,874, respectively.

      (3) Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

     See Notes to Financial Statements.

                                     MSF-54

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)


                                                                    State Street Research Aggressive Growth Portfolio
                                                            ---------------------------------------------------------------------
                                                             For the Six
                                                             Months Ended                 Year Ended December 31,
                                                            June 30, 1997  ------------------------------------------------------
                                                             (unaudited)       1996       1995       1994       1993       1992
                                                             ------------      ----       ----       ----       ----       ----
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:  Beginning of period .....................        $27.11      $25.87     $22.05     $22.54     $19.52     $18.11
---------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
---------------------
  Net investment income (loss) ............................            --       (0.02)     (0.01)      0.05       0.04       0.08
  Net realized and unrealized gain (loss) .................          0.05        2.01       6.50      (0.48)      5.06       1.77
                                                              -----------  ----------  ---------  ---------  ---------  ---------
        Total From Investment Operations ..................          0.05        1.99       6.49      (0.43)      5.10       1.85
                                                              -----------  ----------  ---------  ---------  ---------  ---------

Less Distributions:
------------------
  Dividends from net investment income ....................            --          --         --      (0.05)     (0.06)     (0.10)
  Distributions from net realized capital gains ...........         (0.81)      (0.75)     (2.67)     (0.01)     (2.02)     (0.34)
                                                              -----------  ----------  ---------  ---------  ---------  ---------
        Total Distributions ...............................         (0.81)      (0.75)     (2.67)     (0.06)     (2.08)     (0.44)
                                                              -----------  ----------  ---------  ---------  ---------  ---------

---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:  End of period ...........................        $26.35      $27.11     $25.87     $22.05     $22.54     $19.52
---------------------------------------------------------------------------------------------------------------------------------
  Total Return ............................................          0.58%       7.72%     29.50%     (1.88)%    22.63%     10.39%

Supplemental Data/Significant Ratios:
------------------------------------
  Net assets at end of period (000's) .....................    $1,333,519  $1,321,849   $958,915   $590,047   $387,949   $129,249
  Operating expenses to average net assets (1) ............          0.79%       0.79%      0.81%      0.82%      0.79%      0.75%
  Net investment income (loss)  to average net assets (1) .         (0.04)%     (0.11)%    (0.06)%     0.24%      0.18%      0.46%
  Portfolio turnover (2) ..................................        171.51%     221.23%    255.83%    186.52%    120.82%    100.95%
  Average broker commission rate (3) ......................    $   0.0565   $  0.0578         --         --         --         --

---------------------------------------------------------------------------------------------------------------------------------

    Notes:
    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products.
      Inclusion of these charges would reduce the total return figures for all periods shown.
      (1) Ratios have been determined on annualized operating results for the period. Twelve-month results may be different.
      (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for June 30, 1997 amounted to $2,253,356,276 and $2,139,202,197, respectively.
      (3) Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.
    See Notes to Financial Statements.

                                    MSF-55

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                               MetLife Stock Index Portfolio
                                                            ---------------------------------------------------------------------
                                                              For the Six
                                                             Months Ended                 Year Ended December 31,
                                                             June 30, 1997  -----------------------------------------------------
                                                             (unaudited)      1996       1995       1994       1993       1992
                                                             ------------     -----      -----      -----      -----      ----
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE:  Beginning of period .................        $22.23      $18.56     $13.87     $14.25     $13.27     $12.76
---------------------------------------------------------------------------------------------------------------------------------
   Investment Operations:
   ---------------------
     Net investment income ...............................          0.18        0.33       0.32       0.33       0.35       0.36
     Net realized and unrealized gain (loss) .............          4.33        3.88       4.79      (0.17)      0.98       0.60
                                                              -----------  ----------  ---------  ---------  ---------  ---------
           Total From Investment Operations ..............          4.51        4.21       5.11       0.16       1.33       0.96
                                                              -----------  ----------  ---------  ---------  ---------  ---------

   Less Distributions:
   ------------------
     Dividends from net investment income ................         (0.01)      (0.33)     (0.32)     (0.32)     (0.35)     (0.26)
     Distributions from net realized capital gains .......         (0.02)      (0.21)     (0.10)     (0.22)        --      (0.19)
                                                              -----------  ----------  ---------  ---------  ---------  ---------
           Total Distributions ...........................         (0.03)      (0.54)     (0.42)     (0.54)     (0.35)     (0.45)
                                                              -----------  ----------  ---------  ---------  ---------  ---------

---------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE:  End of period .......................        $26.71      $22.23     $18.56     $13.87     $14.25     $13.27
---------------------------------------------------------------------------------------------------------------------------------
     Total Return ........................................         20.30%      22.66%     36.87%      1.18%      9.54%      7.44%

   Supplemental Data/Significant Ratios:
   ------------------------------------
     Net assets at end of period (000's) .................    $1,600,724   $1,122,297  $635,823   $363,001   $282,700   $144,692
     Operating expenses to average net assets (1) ........          0.29%        0.30%     0.32%      0.33%      0.32%      0.25%
     Net investment income to average net assets (1) .....          1.59%        1.91%     2.22%      2.51%      2.51%      2.74%
     Portfolio turnover (2) ..............................          4.76%       11.48%     6.35%      6.66%     13.99%     17.54%
     Average broker commission rate (3) ..................    $   0.0201   $  0.0204         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

     Notes:

     Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products.

       Inclusion of these charges would reduce the total return figures for all periods shown.

      (1) Ratios for the six months ended June 30, 1997 have been determined on annualized operating results for the period. Twelve-month results may be different.

      (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for June 30, 1997 amounted to $296,795,086 and $63,535,348, respectively.

     (3) Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

     See Notes to Financial Statements.

                                     MSF-56

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                                  GFM International Stock Portfolio
                                                                ----------------------------------------------------------------
                                                                 For the Six
                                                                 Months Ended                Year Ended December 31,
                                                                June 30, 1997   ------------------------------------------------
                                                                 (unaudited)     1996       1995      1994      1993      1992
                                                                 -----------    ------     ------    ------    ------    ------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:  Beginning of period .........................      $11.95       $12.29     $12.30   $12.33     $8.63    $9.71
--------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income .......................................        0.09         0.07       0.03     0.08      0.02     0.05
  Net realized and unrealized gain (loss) .....................        1.47        (0.28)      0.07     0.54      4.52    (1.04)
                                                                   ---------    ---------  --------- --------  -------- --------
        Total From Investment Operations ......................        1.56        (0.21)      0.10     0.62      4.54    (0.99)
                                                                   ---------    ---------  --------- --------  -------- --------

Less Distributions:
  Dividends from net investment income ........................          --           --      (0.04)      --     (0.26)   (0.09)
  Distributions from net realized capital gains ...............          --        (0.13)     (0.07)   (0.65)    (0.58)      --
                                                                   ---------    ---------  --------- --------  -------- --------
        Total Distributions ...................................          --        (0.13)     (0.11)   (0.65)    (0.84)   (0.09)
                                                                   ---------    ---------  --------- --------  -------- --------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:  End of period ...............................      $13.51       $11.95     $12.29   $12.30    $12.33    $8.63
--------------------------------------------------------------------------------------------------------------------------------
  Total Return ................................................       13.56%       (1.77)%     0.84%    5.08%    47.76%  (10.21)%

Supplemental Data/Significant Ratios:
  Net assets at end of period (000's) .........................    $324,419     $303,826   $297,461  $272,952  $120,781 $18,998
  Net expenses to average net assets (Note 3) (1) .............        0.98%        0.97%      1.01%    1.04%     1.14%    0.97%
  Operating expenses to average net assets before voluntary
    expense reimbursements (Note 3) (1) .......................         N/A          N/A        N/A      N/A%     1.15%     N/A
  Net investment income to average net assets (1) .............        1.35%        0.56%      0.21%    0.80%     0.15%    0.89%
  Net investment income to average net assets before voluntary
    expense reimbursements (Note 3) (1)........................         N/A          N/A        N/A      N/A      0.15%     N/A
  Portfolio turnover (2) ......................................       75.92%      116.67%     86.24%   65.84%    88.90%   65.09%
  Average broker commission rate (3) ..........................     $0.0018     $ 0.0037         --       --        --       --
--------------------------------------------------------------------------------------------------------------------------------

    Notes:
    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products.
    Inclusion of these charges would reduce the total return figures for all periods shown.
      (1) Ratios for the six months ended June 30, 1997 have been determined on annualized operating results for the period. Twelve-months results may be different.
      (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for June 30, 1997 amounted to $233,588,665 and $245,860,377, respectively.
      (3) Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.
     See Notes to Financial Statements.

                                    MSF-57

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)



                                                                          Loomis Sayles                  T. Rowe Price    Scudder
                                                                           High Yield          Janus       Small Cap      Global
                                                                              Bond            Mid Cap        Growth       Equity
                                                                           Portfolio         Portfolio     Portfolio     Portfolio
                                                                         --------------     -----------   -----------   -----------
                                                                          For the Period March 3, 1997 to June 30, 1997 (unaudited)
                                                                         ----------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE:  Beginning of period ..........................              $10.00         $10.00        $10.00        $10.00
-----------------------------------------------------------------------------------------------------------------------------------
   Investment Operations:
   ----------------------
     Net investment income ........................................                0.12           0.02          0.01          0.07
     Net realized and unrealized gain  ............................                0.32           1.32          0.98          0.73
                                                                               ---------      ---------     ---------    ----------
           Total From Investment Operations .......................                0.44           1.34          0.99          0.80
                                                                               ---------      ---------     ---------    ----------

   Less Distributions:
   -------------------
     Dividends from net investment income .........................                  --             --            --            --
     Distributions from net realized capital gains ................                  --             --            --            --
                                                                               ---------      ---------     ---------    ----------
           Total Distributions ....................................                  --             --            --            --
                                                                               ---------      ---------     ---------    ----------

-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE:  End of period ................................              $10.44         $11.34        $10.99        $10.80
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return .................................................                4.40%         13.40%         9.90%         8.00%

   Supplemental Data/Significant Ratios:
   -------------------------------------
     Net assets at end of period (000's) ..........................            $ 11,718       $ 26,223      $ 26,505      $ 32,721
     Net expenses to average net assets (Note 3) (1) ..............                1.30%          1.37%         1.07%         1.14%
     Operating expenses to average net assets before voluntary
       expense reimbursements (Note 3) (1).........................                3.36%          2.35%         2.24%         2.46%
     Net investment income to average net assets (1) ..............               10.33%          1.44%         0.51%         4.79%
     Net investment income to average net assets before voluntary
       expense reimbursements (Note 3) (1) ........................                8.28%          0.46%        (0.66)%        3.48%
     Portfolio turnover (2) .......................................               28.24%         38.13%         4.30%         8.87%
     Average broker commission rate (3) ...........................                 N/A        $0.0313       $0.0288       $0.0646
-----------------------------------------------------------------------------------------------------------------------------------

     Notes:

     Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products.

      Inclusion of these charges would reduce the total return figures for all periods shown.

     (1) Ratios for the three months ended June 30, 1997 have been determined on annualized operating results for the period. Twelve-month results may be different.

     (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for June 30, 1997 amounted to:
         $12,001,031 and $999,178 for the Loomis Sayles High Yield Bond Portfolio, $23,741,105 and $2,735,099 for the Janus Mid Cap Portfolio, $22,966,786 and $357,455 for the T. Rowe Price Small Cap Growth Portfolio, $26,516,878 and $915,272 for the Scudder Global Equity Portfolio, respectively.

     (3) Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

     See Notes to Financial Statements.

                                     MSF-58

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc
--------------------------------------------------------------------------------
Notes to Financial Statements June 30, 1997
--------------------------------------------------------------------------------
1. Significant      The Metropolitan Series Fund, Inc. ("Fund") is registered
   Accounting       under the Investment Company Act of 1940 as a diversified
   Policies         open end investment company. The following is a summary of significant accounting policies consistently followed by the
                    Fund in the preparation of its financial statements. The
                    policies are in conformity with generally accepted
                    accounting principles.
                    ------------------------------------------------------------
                    A. Investment Security Valuation: Portfolio securities that are traded on stock exchanges are valued at the last price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers that make markets in the securities.
                    Portfolio securities that are traded in both the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. The estimated fair value of equity and debt investments are based on the quoted market price as of June 30, 1997. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained for this purpose. The market values of foreign securities are recorded after translation to U.S. dollars, based on the exchange rate at the end of the period.

                    Short-term debt securities in all Portfolios, except the MetLife Money Market Portfolio, with sixty days or less remaining to maturity are valued at amortized cost, which approximates fair value. Short-term investments in these Portfolios maturing more than sixty days from the valuation date are valued at fair value based on the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. Portfolio securities in the MetLife Money Market Portfolio are valued at amortized cost, which approximates fair value.
                    ------------------------------------------------------------
                 B. Investment Security Transactions: Security transactions are recorded on the trade date. Securities denominated in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified; interest income is accrued as earned. Transactions denominated in foreign currencies are recorded at the rate prevailing when earned or incurred. Realized gains and losses are determined on the identified cost basis. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates prevailing on the respective dates traded. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified; interest income is accrued as earned.
                    ------------------------------------------------------------
                 C. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code and regulations thereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. At December 31, 1996, the State Street Research Income and GFM International Stock Portfolios had available for federal income tax purposes unused capital loss carryovers of approximately $27,000 and $16,382,000, respectively, which will expire on December 31, 2002 and on December 31, 2004, respectively.
                    ------------------------------------------------------------
                 D. Return of Capital Distributions: The fund distributes all of its taxable income, both net realized gains and net investment income, to shareholders. Effective January 1, 1994 the Fund adopted Statement of Position 93-2:
                    Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. As a result, the Fund changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

                    The State Street Research Aggressive Growth Portfolio
                    incurred a net investment loss of $1,338,007 during 1996,
                    which has been reclassified to paid-in-capital at December
                    31, 1996. Currency losses in the GFM International Stock
                    Portfolio incurred during the year of $5,952,403 were
                    reclassified between net investment income, accumulated net realized loss, and paid-in-capital at December 31, 1996.
                    ------------------------------------------------------------
                 E. Forward Foreign Currency Exchange Contracts: A forward
                    foreign currency exchange contract is an agreement between two parties to buy or sell a specific currency for a set
                    price on a future date. The Fund may enter into forward
                    foreign currency exchange contracts to hedge security
                    transactions or holdings denominated in a foreign currency.
                    Should foreign currency exchange rates move unexpectedly,
                    the Fund may not achieve the anticipated benefits of the
                    forward foreign currency exchange contracts and may realize a loss. The use of forward foreign currency exchange
                    contracts involves the risk of imperfect correlation in
                    movements in the price of the underlying hedged assets and foreign currency exchange rates. During the period that a
                    contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking to
                    market" on a daily basis. A realized gain or loss will be
                    recognized when a contract is completed or canceled.
                    ------------------------------------------------------------
                 F. Estimates and Assumptions: The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and
                    assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and
                    liabilities as of the date of the financial statements and the reported amounts of income and expenses during the
                    reporting period. Actual results could differ from those
                    estimates.
--------------------------------------------------------------------------------
2. Restricted       The State Street Research Income Portfolio holds thirteen
   and Illiquid     securities, the State Street Research Diversified Portfolio
   Securities       holds fifteen securities, the GFM International Stock
                    Portfolio holds four securities, the Loomis Sayles High
                    Yield Bond Portfolio holds seven securities, and the Scudder
                    Global Equity Portfolio holds one security that was
                    purchased in private placement transactions. These
                    securities may be resold in transactions exempt from
                    registration or to the public if the securities are
                    registered. The sale of these securities may involve lengthy negotiations and additional expense. These constraints may affect the security's marketability, and therefore hinder
                    prompt disposal at an acceptable price. The Fund intends to invest no more than 15% of net assets in illiquid and
                    restricted securities, except for the MetLife Money Market
                    Portfolio and the Scudder Global Equity Portfolio where the restriction is 10% of net assets. Restricted securities
                    (including Rule 144A issues) held at June 30, 1997 are
                    footnoted at the end of each applicable Portfolio's schedule of investments.
--------------------------------------------------------------------------------
                                    MSF-59

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc
--------------------------------------------------------------------------------
Notes to Financial Statements June 30, 1997 - (Continued)
--------------------------------------------------------------------------------
3. Expenses      A. Investment Management Agreements: The Fund has entered
                    into investment management agreements with Metropolitan Life. For providing investment management services to the Fund, Metropolitan Life receives monthly compensation at the annual rate of: 0.25% of the average daily net assets for State Street Research Growth Portfolio, State Street Research Income Portfolio, MetLife Money Market Portfolio, State Street Research Diversified Portfolio, and MetLife Stock Index Portfolio; 0.75% of the average daily net assets for State Street Research Aggressive Growth Portfolio and GFM International Stock Portfolio; and .70% of the average daily net assets for Loomis Sayles High Yield Bond Portfolio. For providing investment management services to the Janus Mid Cap Portfolio, Metropolitan Life receives monthly compensation from the Portfolio at an annual rate of .75% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .70% of such assets on the next $400 million and .65% of such assets on amounts in excess of $500 million. For providing investment management services to the T. Rowe Price Small Cap Growth Portfolio, Metropolitan Life receives monthly compensation from the Portfolio at an annual rate of .55% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .50% of such assets on the next $300 million and .45% of such assets on amounts in excess of $400 million. For providing investment management services to the Scudder Global Equity Portfolio, Metropolitan Life receives monthly compensation from the Portfolio at an annual rate of .90% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .55% of such assets on the next $50 million, .50% of such assets on the next $400 million, and .475% of such assets on amounts in excess of $500 million.

                    The Fund and Metropolitan Life have entered into various sub-investment management agreements. State Street Research & Management Company, a subsidiary of Metropolitan Life, is compensated to provide sub-investment management services for the State Street Research Growth, State Street Research Income, State Street Research Diversified, and State Street Research Aggressive Growth Portfolios. GFM International Investors Limited, a subsidiary of Metropolitan Life, is compensated to provide sub-investment management services for the GFM International Stock Portfolio. Loomis, Sayles & Company, L.P., whose general partner is indirectly owned by Metropolitan Life, is compensated to provide sub-investment management services for the Loomis Sayles High Yield Bond Portfolio. Janus Capital Corporation is compensated to provide sub-investment management services for the Janus Mid Cap Portfolio. T. Rowe Price Associates, Inc. is compensated to provide sub-investment management services for the T. Rowe Price Small Cap Growth Portfolio. Scudder, Stevens & Clark, Inc. is compensated to provide sub-investment management services for the Scudder Global Equity Portfolio.
                    ------------------------------------------------------------
                 B. Investment Management Fee Waiver: Metropolitan Life has
                    agreed to waive a portion of its investment management fee for the Scudder Global Equity Portfolio during the first year of the Portfolio's operations. For the first six months the waiver will equal .35% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .175% of such assets on the next $50 million, .15% of such assets on the next $400 million and .1375% of such assets on amounts in excess of $500 million. During the second six months of the Portfolio's operations such waiver of the investment management fee will be equal to .175% of assets up to $50 million, .0875% of assets on the next $50 million, .075% of assets on the next $400 million and .06875% of such assets in excess of $500 million.
                    ------------------------------------------------------------
                 C. Subsidization of New Portfolios: Metropolitan Life has
                    agreed to subsidize all expenses, excluding those listed below, in excess of .20% of the net assets of Loomis Sayles High Yield Bond Portfolio, Janus Mid Cap Portfolio, T. Rowe Price Small Cap Growth Portfolio, and Scudder Global Equity Portfolio. Subsidization will continue until either each Portfolio's total net assets are at least $100 million, or March 2, 1999, whichever is earlier. Expenses excluded from subsidization are: investment management fees payable to Metropolitan Life, brokerage commissions on portfolio transactions (including any other direct costs related to the acquisition, disposition, lending or borrowing of portfolio investments), taxes payable by the Fund, interest and other costs related to borrowings by the Fund, and any extraordinary or non-recurring expenses (such as legal claims and liabilities and litigation costs and any indemnification related thereto).

                    Prior to May 16, 1993, Metropolitan Life was obligated to
                    pay all expenses of each Portfolio of the Fund that was in operation at that time. Since that date, the Fund has been obligated to pay all of its own expenses. However,
                    Metropolitan Life reserves the right, at its sole
                    discretion, to pay all or a portion of the expenses of the
                    Fund or any of its Portfolios, and to terminate such
                    voluntary payment at any time upon notice to the Board of
                    Directors and affected shareholders of the Fund.
                    ------------------------------------------------------------
                 D. Impact of Expense Subsidy on Net Investment Income Per
                    Share: Net Investment Income per share is enhanced by
                    Metropolitan Life's subsidy of certain expenses for those
                    Portfolios that commenced operations in 1997. Net Investment
                    Income per share would have decreased by $.02 , $.01, $.02, and $.02, for Loomis Sayles High Yield Bond Portfolio, Janus
                    Mid Cap Portfolio, T. Rowe Price Small Cap Growth Portfolio,
                    and Scudder Global Equity Portfolio, respectively.
--------------------------------------------------------------------------------
4. Dividend         The Fund distributes, at least annually, substantially all
   Distributions    net investment income, if any, of each Portfolio, which will then be reinvested in additional full and fractional shares of the Portfolio. All net realized long-term or short-term capital gains of the Fund, if any, are declared and
                    distributed at least annually to the shareholders of the
                    Portfolio or Portfolios to which such gains are
                    attributable.
--------------------------------------------------------------------------------
5. New Portfolios   On March 3, 1997, the Fund commenced operations of four
                    additional Portfolios: Loomis Sayles High Yield Bond
                    Portfolio, Janus Mid Cap Portfolio, T. Rowe Price Small Cap
                    Growth Portfolio, and Scudder Global Equity Portfolio.
                    Metropolitan Life supplied initial capital of $22,000,000 to facilitate the operation of these Portfolios. Metropolitan
                    Life Insurance, therefore, purchased 200,000 shares of the
                    Loomis Sayles High Yield Bond Portfolio, 500,000 shares of the Janus Mid Cap Portfolio, 500,000 shares of the T. Rowe
                    Price Small Cap Growth Portfolio, and 1,000,000 shares of
                    the Scudder Global Equity Portfolio, with each Portfolio
                    valued at $10 per share. Subsequently, these Portfolios were made available for certain contracts. At June 30, 1997 the value of Metropolitan Life's investment in these Portfolios totaled $24,084,000.
--------------------------------------------------------------------------------
6. Portfolio        The Growth Portfolio, Income Portfolio, Money Market
   Name Changes     Portfolio, Diversified Portfolio, Aggressive Growth
                    Portfolio, Stock Index Portfolio, and International Stock
                    Portfolio changed names on March 3, 1997. Subsequently,
                    these Portfolios are renamed as follows: State Street
                    Research Growth Portfolio, State Street Research Income
                    Portfolio, MetLife Money Market Portfolio, State Street
                    Research Diversified Portfolio, State Street Research
                    Aggressive Growth Portfolio, MetLife Stock Index Portfolio,
                    and GFM International Stock Portfolio.
--------------------------------------------------------------------------------

                                    MSF-60

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc
--------------------------------------------------------------------------------
Notes to Financial Statements June 30, 1997 - (Continued)
--------------------------------------------------------------------------------

7. Net Unrealized  As of June 30, 1997, gross unrealized appreciation and
   Appreciation    depreciation of investments were as follows:
   (Depreciation)


                                                                                                      State Street
                                                        State Street  State Street   State Street       Research         MetLife
                                                          Research      Research      Research         Aggressive         Stock
                                                           Growth        Income      Diversified         Growth           Index
                                                          Portfolio     Portfolio     Portfolio         Portfolio        Portfolio
                                                      --------------  ------------  --------------   --------------  --------------
                   Gross Unrealized Appreciation .... $  449,562,774  $  2,575,027  $  219,906,930   $  191,362,172  $  548,210,615
                   Gross Unrealized Depreciation ....    (13,516,061)   (3,631,101)    (10,411,439)     (49,068,498)     (9,849,164)
                                                      --------------  ------------  --------------   --------------  --------------
                   Net Unrealized Appreciation
                   (Depreciation) of Investments*....    436,046,713    (1,056,074) $  209,495,491      142,293,674     538,361,451

                   Aggregate Cost of Securities
                   (including short-term securities). $1,613,948,018  $380,764,971  $1,502,330,262   $1,177,605,466  $1,063,217,900
                                                      ==============  ============  ==============   ==============  ==============


                                                           GFM                                      T. Rowe Price
                                                      International   Loomis Sayles       Janus        Small Cap     Scudder Global
                                                          Stock      High Yield Bond     Mid Cap         Growth          Equity
                                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                      -------------   -------------   -------------   -------------   -------------
                    Gross Unrealized Appreciation.... $  48,338,848   $     280,618   $   2,432,671   $   2,808,318   $   1,992,952
                    Gross Unrealized Depreciation....    (6,058,420)        (71,958)        (98,276)       (467,688)       (242,611)
                                                      -------------   -------------   -------------   -------------   -------------
                    Net Unrealized Appreciation
                    of Investments* ................. $  42,280,428   $     208,660   $   2,334,395   $   2,340,630   $   1,750,341
                                                      =============   =============   =============   =============   =============
                    Aggregate Cost of Securities
                    (including short-term
                    securities ...................... $ 271,960,210      11,867,607      25,978,849   $  24,110,389   $  32,182,686
                                                      =============   =============   =============   =============   =============

                    *Does not include unrealized gains and (losses) related to foreign currency transactions of $155,833, $232,736,
                    $(18,139), $(20), $(5,473), and $560 for the State Street
                    Research Income, State Street Research Diversified, GFM
                    International Stock, Loomis Sayles High Yield Bond, Janus
                    Mid Cap, and Scudder Global Equity Portfolios, respectively.
                    (see Note 9.)
--------------------------------------------------------------------------------
8. Capital Stock    At June 30, 1997, there were 2,000,000,000 shares of $0.01
   Activity         par value common stock authorized for the Fund. The shares of common stock are divided into eleven series: State Street
                    Research Growth, State Street Research Income, MetLife Money
                    Market, State Street Research Diversified, State Street
                    Research Aggressive Growth, MetLife Stock Index, GFM
                    International Stock, Loomis Sayles High Yield Bond, Janus
                    Mid Cap, T. Rowe Price Small Cap Growth, and Scudder Global
                    Equity Portfolios.

                   Transactions in shares were as follows:


                                                                 For the Six Months Ended June 30, 1997
                   -----------------------------------------------------------------------------------------------------------------

                                                                                            State
                                        State       State                      State        Street
                                        Street      Street       MetLife       Street      Research      MetLife          GFM
                                       Research    Research       Money       Research     Aggressive     Stock      International
                                        Growth      Income        Market     Diversified    Growth        Index          Stock
                                      Portfolio   Portfolio     Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                     ----------- ------------  ----------   ------------  ------------ ------------- -------------
                   Shares sold......   4,313,290      606,966   1,041,782      5,464,222     2,143,950     9,425,339     1,790,216
                   Shares issued in
                   reinvestment
                   of dividends.....   3,597,495       81,982      ------      3,500,883     1,733,153        67,157        ------
                                     ----------- ------------ -----------  -------------  ------------ ------------- -------------
                             Total..   7,910,785      688,948   1,041,782      8,965,105     3,877,103     9,492,496     1,790,216

                   Shares redeemed..     (88,442)  (1,696,291) (1,120,894)      (244,420)   (2,029,274)      (52,818)   (3,192,015)
                                     =========== ============ ===========  =============  ============ ============= =============
                   Net increase
                   (decrease).......   7,822,343   (1,007,343)    (79,112)     8,720,685     1,847,829     9,439,678    (1,401,799)
                                     =========== ============ ===========  =============  ============ ============= =============

                                    MSF-61

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements June 30, 1997 - (Continued)
--------------------------------------------------------------------------------

8. Capital Stock                        For the Period March 3, 1997 (commencement of operations) to June 30, 1997
   Activity (cont.) ----------------------------------------------------------------------------------------------------------------

                                                                                 T. Rowe
                                                         Loomis                   Price        Scudder
                                                       Sayles High     Janus     Small Cap      Global
                                                       Yield Bond     Mid Cap     Growth       Equity
                                                        Portfolio    Portfolio   Portfolio    Portfolio
                                                       ----------- ------------ -----------  -------------
                   Shares sold......................     1,221,354    2,312,125   2,568,218      3,030,139
                   Shares issued in reinvestment
                   of dividends.....................          ----         ----        ----          ----
                                                       ----------- ------------ -----------  -------------
                             Total..................     1,221,354    2,312,125   2,568,218      3,030,139
                   Shares redeemed..................       (98,794)          (3)   (155,457)            (3)
                                                       ----------- ------------ -----------  -------------
                   Net increase.....................     1,122,560    2,312,122   2,412,761      3,030,136
                                                       =========== ============ ===========  =============



                                                                  For the Year Ended December 31, 1996
                   ----------------------------------------------------------------------------------------------------------------
                                                                                            State
                                        State       State                      State        Street
                                        Street      Street       MetLife       Street      Research      MetLife          GFM
                                       Research    Research       Money       Research     Aggressive     Stock      International
                                        Growth      Income        Market     Diversified    Growth        Index          Stock
                                      Portfolio   Portfolio     Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                     ----------- ------------  ----------   ------------  ------------ ------------- -------------
                   Shares sold......   8,155,023    3,698,482   1,814,089     10,207,431    11,414,917    16,259,851     3,530,056

                   Shares issued in
                   reinvestment
                   of dividends.....   4,909,141    1,951,255     196,231      7,567,236     1,290,947     1,170,618       261,862
                                     ----------- ------------ -----------  -------------  ------------ ------------- -------------
                             Total..  13,064,164    5,649,737   2,010,320     17,774,667    12,705,864    17,430,469     3,791,918

                   Shares redeemed..    (409,835)  (2,111,443) (1,893,767)      (755,150)   (1,025,632)   (1,196,783)   (2,578,350)
                                     ----------- ------------ -----------  -------------  ------------ ------------- -------------
                   Net increase.....  12,654,329    3,538,294     116,553     17,019,517    11,680,232    16,233,686     1,213,568
                                     =========== ============ ===========  =============  ============ ============= =============
------------------------------------------------------------------------------------------------------------------------------------


9. Foreign         The fair value of foreign currency contracts is the amount
   Currency        at which they could be settled based on exchange rates
   Translations    obtained from dealers. As of June 30, 1997, the State Street
                   Research Income Portfolio experienced an unrealized net gain of $154,716 based on the following foreign currency exchange contracts outstanding:

                                                                                               Valuation          Unrealized
                                                    Expiration           Contract                as of           Appreciation
                             Sold                      Date               Amount             June 30, 1997      (Depreciation)
                   --------------------------     ----------------  -------------------     -----------------  ---------------
                   Australian Dollar                  7/24/97                $3,048,990            $2,959,389          $89,601
                   Australian Dollar                  8/14/97                 4,908,280             4,830,659           77,621
                   British Pound                      7/24/97                 4,420,631             4,493,066          (72,435)
                   European Currency Unit             8/14/97                 2,619,784             2,576,295           43,489
                   New Zealand Dollar                 7/24/97                 4,955,595             4,876,877           78,718
                                                                    -------------------     -----------------  ---------------
                                                                            $19,953,280           $19,736,286         $216,994
                                                                    ===================     =================  ===============
                           Purchased
                   --------------------------
                   Australian Dollar                  8/14/97                $2,388,975            $2,374,122         $(14,853)
                   European Currency Unit             8/14/97                 2,623,720             2,576,295          (47,425)
                                                                    -------------------     -----------------  ---------------
                                                                             $5,012,695            $4,950,417         $(62,278)
                                                                    ===================     =================  ===============
                   Net unrealized appreciation ................................................................       $154,716
                                                                                                               ===============

                   The State Street Income Portfolio had an unrealized translation gain on foreign currency receivables and payables as follows:

                      Net unrealized translation gain:
                             Interest Receivables                                              $(2,383)
                             Interest Reclaim Receivables                                        3,442
                             Tax Expense Receivables                                                58
                                                                                         -------------

                                     Net unrealized translation gain...................         $1,117
                                                                                         =============

                                     MSF-62

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements June 30, 1997 - (Continued)
--------------------------------------------------------------------------------
9. Foreign         As of June 30, 1997 the State Street Research Diversified
   Currency        Portfolio experienced an unrealized net gain of $236,966
   Translations    based on the following foreign currency exchange contracts
   (Cont.)         outstanding:



                                                                                               Valuation          Unrealized
                                                    Expiration           Contract                as of           Appreciation
                             Sold                      Date               Amount             June 30, 1997      (Depreciation)
                   --------------------------     ----------------  -------------------     -----------------  ---------------
                   Australian Dollar                     7/24/97             $4,400,320            $4,270,894         $129,426
                   Australian Dollar                     8/14/97              8,960,626             8,845,496          115,130
                   British Pound                         7/24/97              7,838,407             7,967,703         (129,296)
                   European Currency Unit                8/14/97              3,514,500             3,456,144           58,356
                   New Zealand Dollar                    7/24/97              8,996,787             8,848,969          147,818
                                                                    -------------------     -----------------  ---------------
                                                                            $33,710,640           $33,389,206         $321,434
                                                                    ===================     =================  ===============
                           Purchased
                   --------------------------
                   Australian Dollar                     8/14/97             $3,352,934            $3,332,088         $(20,846)
                   European Currency Unit                8/14/97              3,519,765             3,456,143          (63,622)
                                                                    -------------------     -----------------  ---------------
                                                                             $6,872,699            $6,788,231         $(84,468)
                                                                    ===================     =================  ===============
                   Net unrealized appreciation.................................................................       $236,966
                                                                                                               ===============

                   The State Street Research Diversified Portfolio had an unrealized translation loss on foreign currency receivables and payables as follows:

                   Net unrealized translation (loss):
                          Interest Receivables                                                 $(4,330)
                          Tax Expense Payables                                                     100
                                                                                      ----------------
                                  Net unrealized translation (loss).................           $(4,230)
                                                                                      ================


                   The GFM International Stock Portfolio had an unrealized translation loss on foreign currency receivables and payables as follows:

                   Net unrealized translation (loss):
                          Dividend Receivables                                                 $11,952
                          Dividend Reclaim Receivables                                         (31,190)
                          Sales Receivables                                                      2,192
                          Tax Expense Payables                                                  (1,093)
                                                                                      ----------------
                                  Net unrealized translation (loss).................          $(18,139)
                                                                                      ================

                   The Loomis Sayles High Yield Bond Portfolio had an unrealized translation loss on foreign currency receivables and payables as follows:

                   Net unrealized translation (loss):
                          Interest Receivables                                                    $(20)
                                                                                      ----------------
                                  Net unrealized translation (loss).................              $(20)
                                                                                      ================


                   As of June 30, 1997 the Janus Mid Cap Portfolio experienced an unrealized net loss of ($5,726) based on the following foreign currency exchange contracts outstanding:

                                                                                               Valuation          Unrealized
                                                    Expiration           Contract                as of           Appreciation
                             Sold                      Date               Amount             June 30, 1997      (Depreciation)
                   --------------------------     ----------------  -------------------     -----------------  ---------------
                   British Pound                      7/24/97                   $73,553               $74,884          $(1,331)
                   British Pound                      8/20/97                   220,178               224,473           (4,295)
                                                                    -------------------     -----------------  ---------------
                                                                               $293,731              $299,357          $(5,626)
                                                                    ===================     =================  ===============
                           Purchased
                   --------------------------
                   British Pound                      7/24/97                  $186,466              $186,366            $(100)
                                                                    -------------------     -----------------  ---------------
                                                                               $186,466              $186,366            $(100)
                                                                    ===================     =================  ===============
                   Net unrealized (depreciation)...............................................................        $(5,726)
                                                                                                                  ===============

                   The Janus Mid Cap Portfolio had an unrealized translation gain on foreign currency receivables and payables as follows:

                   Net unrealized translation gain:
                          Purchase Payables                                                       $253
                                                                                      ----------------

                                  Net unrealized translation gain...................              $253
                                                                                      ================

                                     MSF-63

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements June 30, 1997 - (Continued)
--------------------------------------------------------------------------------
9.  Foreign
    Currency
    Translations    The Scudder Global Equity Portfolio had an unrealized
    (Cont.)         translation gain on foreign currency receivables and
                    payables as follows:

                    Net unrealized translation gain:
                        Dividend Receivables                                                   $143
                        Dividend Reclaim Receivables                                           (171)
                        Interest Receivables                                                    210
                        Interest Reclaim Receivables                                             53
                        Marked-to-Market Foreign Exchange Contracts                         (13,901)
                        Pending Spot Foreign Exchange Contracts                                  39
                        Purchase Payables                                                    14,247
                        Sales Receivables                                                       (39)
                        Tax Expense Payables                                                    (21)
                                                                                    ---------------
                            Net unrealized translation gain.....................               $560
                                                                                    ===============

--------------------------------------------------------------------------------
10. Subsequent      On July 30, 1997, an annual meeting of the Shareholders of
    Events          the Metropolitan Series Fund, Inc. was held in New York
                    City. At this meeting, all proposals, as outlined in the May
                    23, 1997 proxy, were adopted effective August 1, 1997.
--------------------------------------------------------------------------------

                                     MSF-64

METROPOLITAN SERIES FUND, INC.

DIRECTORS AND OFFICERS

--------------------------------------------------------------------------------
AS OF JUNE 30, 1997
DIRECTORS:
--------------------------------------------------------------------------------
DAVID A. LEVENE--Chairman of the Board
JEFFREY J. HODGMAN--Director
STEVE A. GARBAN--Director
MALCOLM T. HOPKINS--Director
ROBERT A. LAWRENCE--Director
DEAN O. MORTON--Director
MICHAEL S. SCOTT MORTON--Director
OFFICERS:
--------------------------------------------------------------------------------
DAVID A. LEVENE--Chief Executive Officer
CHRISTOPHER P. NICHOLAS--President and Chief Operating Officer
ELAINE STEVENSON--Vice-President
LAWRENCE A. VRANKA--Vice-President
BRADFORD W. WHITE--Controller
JOSEPH M. PANETTA--Treasurer
ROBIN WAGNER--Secretary

            This report has been prepared for the prospective owners of various insurance policies and annuity contracts issued by Metropolitan Life Insurance Company and Metropolitan Tower Life Insurance Company, a wholly-owned subsidiary of Metropolitan Life, and shareholders of Metropolitan Series Fund, Inc. This report is not authorized for distribution to prospective purchasers of any of those policies or contracts unless preceded or accompanied by the current prospectuses for the appropriate contract or policy and for Metropolitan Series Fund, Inc., which contain other important facts including applicable fees and charges.



    If you want more information, please contact your sales representative.

MSFSemiannualReport (0897)                             9708224K (exp0398)MLIC-LD

Date of First Use: 8/29/97

LOGO MetLife(R)
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                                                           Rate
                                                           U.S.
                                                         Postage
                                                           Paid

                                                         Rutland,
Metropolitan Life Insurance Company                         VT
Johnstown Office, 500 Schoolhouse Road                    Permit
Johnstown, PA 15907-2914                                   220
ADDRESS SERVICE REQUESTED


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

LOGO MetLife(R)


Metropolitan Life Insurance Company
Voluntary Benefits Group                               Bulk Rate
Administrative Services
P.O. Box 2006                                      U.S. Postage Paid
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                                                      Rutland, VT


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